UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5017

WAR Target Funds, Inc.

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report

      JUNE 30, 2004

Asset Strategy Portfolio

Balanced Portfolio

Bond Portfolio

Core Equity Portfolio

Dividend Income Portfolio

Growth Portfolio

High Income Portfolio

International Portfolio

International II Portfolio

Limited-Term Bond Portfolio

Micro Cap Growth Portfolio

Money Market Portfolio

Mortgage Securities Portfolio

Real Estate Securities Portfolio

Science and Technology Portfolio

Small Cap Growth Portfolio

Small Cap Value Portfolio

Value Portfolio

CONTENTS

3	President's Letter
5	Asset Strategy Portfolio
17	Balanced Portfolio
29	Bond Portfolio
41	Core Equity Portfolio
49	Dividend Income Portfolio
57	Growth Portfolio
65	High Income Portfolio
82	International Portfolio
91	International II Portfolio
101	Limited-Term Bond Portfolio
110	Micro Cap Growth Portfolio
118	Money Market Portfolio
127	Mortgage Securities Portfolio
133	Real Estate Securities Portfolio
140	Science and Technology Portfolio
147	Small Cap Growth Portfolio
155	Small Cap Value Portfolio
168	Value Portfolio
177	Notes to Financial Statements

President's Letter of W&R Target Funds, Inc.

      June 30, 2004

DEAR SHAREHOLDER:

Enclosed is our report on your Portfolio's operations for the six months ended June 30, 2004.

After an impressive 2003, the markets experienced a lackluster first half of 2004. Stocks showed modest gains, with the S&P 500 earning a six-month return of 3.44 percent. Bonds experienced quite a bit of volatility, but ended the period relatively flat.

A number of factors weighed on the minds of investors during this time. The situation in Iraq, high energy prices, the anticipation of rising interest rates and concern over a possible economic slowdown in China all played a role in muting market returns.

However, economic fundamentals during the period were quite strong. Corporate profits rose significantly, business capital spending increased and consumer confidence was high. Fears of a "jobless recovery" were dissipated with the creation of hundreds of thousands of new jobs during the period. Consumer spending continued to be robust.

A strengthening economy and expanding job growth led to growing concerns about inflation, and on June 30th, the Federal Reserve Board reacted by raising interest rates for the first time in nearly four years. But the increase was small - a quarter of a percentage point, from 1 percent to 1.25 percent - and the Fed announced that it would likely be "measured" when raising rates in the future.

Looking ahead, we are reasonably optimistic about the economy and the markets. After the unsustainably rapid growth of 2003, which we feel was fueled primarily by a stimulus package of tax cuts and increased government spending, we think the economy will show slower, but still respectable, growth in the second half of 2004. We see GDP growth in the 3 to 3 1/2 percent range, steady job creation, relatively tame inflation and continued strength in corporate earnings. As long as inflation remains in check, we do not expect the Fed to aggressively raise interest rates. A gradual rise seems much more likely in our opinion.

As for the markets, we think that many of the current uncertainties will be resolved and that investors will once again focus on the positives. Today's front-page news will eventually become back-page news, and we believe that we will enter a new stage and phase of the market. We are strong believers in the idea that fundamentals drive stock prices - and, right now, we think the fundamentals are good.

When it comes to the financial markets, however, the only thing that is certain is uncertainty. That's why we firmly believe that the best way to achieve your long-term financial goals is to adhere to the fundamental principles of investing. Diversifying your portfolio among different asset classes and investment styles can potentially help reduce risk and maximize the potential for return. Investing regularly can lend discipline to your investment program. And knowing your risk tolerance, or how much risk you are comfortable in taking on, can better equip you to handle market fluctuations.

Your financial advisor can help you with these strategies and work with you to develop and maintain a customized investment plan based on your individual situation. Focusing on that plan, despite the swings of the market, is important as you work toward a sound financial future.

Thank you for your ongoing dedication and partnership.

Respectfully,
Henry J. Herrmann, CFA
President

The opinions expressed in this letter are those of the President of W&R Target Funds, Inc. and are current only through the end of the period of the report as stated on the cover. The President's views are subject to change at any time based on market and other conditions and no forecasts can be guaranteed.

The Investments of Asset Strategy Portfolio

June 30, 2004                                                                                                    (Unaudited)

BULLION - 7.48%	Troy Ounces	Value

Gold	45,706	$18,016,233

(Cost: $17,283,520)

COMMON STOCKS	Shares

Aircraft - 2.02%
Lockheed Martin Corporation	46,400	2,416,512
United Technologies Corporation	26,800	2,451,664

		4,868,176

Aluminum - 2.88%
Alcoa Incorporated	146,000	4,822,380
Aluminum Corporation of China Limited, H Shares (A)	3,930,000	2,103,639

		6,926,019

Beverages - 1.80%
Coca-Cola Company (The)	85,600	4,321,088

Capital Equipment - 3.75%
Caterpillar Inc.	47,300	3,757,512
Deere & Company	38,100	2,672,334
Kubota Corporation (A)	490,000	2,598,875

		9,028,721

Coal - 1.77%
Peabody Energy Corporation	76,300	4,272,037

Communications Equipment - 0.68%
Foundry Networks, Inc.*	116,800	1,645,128

Computers - Peripherals - 0.82%
Lexmark International, Inc.*	20,400	1,969,212

Construction Materials - 1.76%
Cemex, S.A. de C.V., ADR	145,600	4,236,960

Consumer Electronics - 0.96%
Matsushita Electric Industrial Co., Ltd. (A)	163,000	2,308,875

Electronic Components - 2.35%
Samsung Electronics Co., Ltd. (A)	13,730	5,667,858

Food and Related - 3.71%
Archer Daniels Midland Company	260,400	4,369,512
Bunge Limited	117,300	4,567,662

		8,937,174

Forest and Paper Products - 1.83%
Aracruz Celulose S.A., ADR	51,700	1,688,522
Weyerhaeuser Company	43,200	2,726,784

		4,415,306

Gold and Precious Metals - 4.09%
Agnico-Eagle Mines Limited	54,200	715,982
Barrick Gold Corporation	206,100	4,070,475
Open Joint Stock Company "Mining and Metallurgical Company Norilsk Nickel", ADR	44,550	2,441,340
Yanzhou Coal Mining Company Limited, Class H (A)	2,402,000	2,617,665

		9,845,462

Mining - 6.36%
Alumina Limited (A)	561,390	2,060,373
BHP Billiton Plc (A)	360,100	3,136,328
Freeport-McMoRan Copper & Gold Inc., Class B	154,207	5,111,962
Newmont Mining Corporation	31,500	1,220,940
Rio Tinto plc (A)	157,390	3,783,507

		15,313,110

Motor Vehicles - 4.86%
Honda Motor Co., Ltd. (A)	96,000	4,617,621
Hyundai Motor Company (A)	59,230	2,278,471
Toyota Motor Corporation (A)	118,800	4,801,756

		11,697,848

Multiple Industry - 7.27%
AU Optronics Corp., ADR	94,900	1,544,023
Companhia Vale do Rio Doce, ADR	114,200	5,430,210
General Electric Company	181,900	5,893,560
Hutchison Whampoa Limited, Ordinary Shares (A)	594,000	4,055,348
Ping An Insurance (Group) Company of China, Ltd. (A)(B)*	420,000	570,791

		17,493,932

Non-Residential Construction - 0.98%
Hyundai Heavy Industries Co., Ltd. (A)	98,850	2,348,276

Petroleum - International - 6.16%
Anadarko Petroleum Corporation	78,823	4,619,028
Burlington Resources Inc.	111,920	4,049,266
Exxon Mobil Corporation	138,491	6,150,385

		14,818,679

Real Estate Investment Trust - 2.71%
Keppel Land Limited (A)	1,008,000	942,877
Mitsubishi Estate Co., Ltd. (A)	223,000	2,761,117
Mitsui Fudosan Co., Ltd. (A)	235,000	2,810,845

		6,514,839

Restaurants - 0.97%
Panera Bread Company, Class A*	65,300	2,339,699

Retail - General Merchandise - 1.06%
Costco Wholesale Corporation	62,100	2,556,036

Utilities - Electric - 2.97%
Dominion Resources, Inc.	55,700	3,513,556
Huaneng Power International, Inc., H Shares (A)	4,084,000	3,639,089

		7,152,645

Utilities - Gas and Pipeline - 1.45%
FirstEnergy Corp.	93,200	3,486,612

Utilities - Telephone - 0.86%
China Telecom Corporation Limited (A)	5,910,000	2,064,791

TOTAL COMMON STOCKS - 64.07%		$154,228,483

(Cost: $143,927,619)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Aircraft - 0.22%
Raytheon Company,
6.5%, 7-15-05
	$500	517,573

Banks - 0.22%
Norwest Financial, Inc.,
7.6%, 5-3-05
	500	521,354

Beverages - 0.24%
Companhia Brasileira de Bebidas,
10.5%, 12-15-11
	500	572,500

Capital Equipment - 0.44%
Hyundai Motor Company,
5.3%, 12-19-08 (B)
	1,080	1,062,812

Construction Materials - 0.28%
Hanson Overseas B.V.,
6.75%, 9-15-05
	650	679,537

Cosmetics and Toiletries - 0.21%
Gillette Company (The),
3.75%, 12-1-04 (B)
	500	503,629

Finance Companies - 0.32%
Exxon Capital Corporation,
6.0%, 7-1-05
	750	774,376

Food and Related - 0.34%
ConAgra, Inc.,
7.4%, 9-15-04
	300	302,929
Sara Lee Corporation,
6.45%, 9-26-05
	500	520,919

		823,848

Forest and Paper Products - 0.27%
Abitibi-Consolidated Inc.,
8.3%, 8-1-05
	625	646,843

Furniture and Furnishings - 0.11%
Leggett & Platt, Incorporated,
7.65%, 2-15-05
	250	257,247

Health Care - Drugs - 0.64%
Abbott Laboratories,
5.125%, 7-1-04
	500	500,000
Merck & Co., Inc.,
6.75%, 9-19-05
	500	523,440
Pfizer Inc.,
3.625%, 11-1-04
	500	503,091

		1,526,531

Household - General Products - 0.21%
Procter & Gamble Company (The),
6.6%, 12-15-04
	500	510,753

Leisure Time Industry - 0.21%
Royal Caribbean Cruises Ltd.,
8.125%, 7-28-04
	500	501,750

Multiple Industry - 0.52%
National Rural Utilities Cooperative Finance Corporation:
5.5%, 1-15-05
	500	508,562
3.0%, 2-15-06
	750	750,946

		1,259,508

Railroad - 0.21%
MRS Logistica S.A.,
10.625%, 8-15-05
	500	500,000

Retail - Specialty Stores - 0.21%
Home Depot, Inc. (The),
6.5%, 9-15-04
	500	504,667

Utilities - Electric - 1.59%
Dominion Resources, Inc.,
7.625%, 7-15-05
	750	787,868
Scana Corporation,
1.7%, 11-15-06
	2,000	2,001,034
Wisconsin Energy Corporation,
5.875%, 4-1-06
	500	523,525
Wisconsin Power and Light Company,
7.6%, 7-1-05
	500	524,382

		3,836,809

Utilities - Gas and Pipeline - 0.74%
Consolidated Natural Gas Company,
7.25%, 10-1-04
	500	506,208
Sonat Inc.,
6.875%, 6-1-05
	500	501,250
Wisconsin Gas Company,
6.375%, 11-1-05
	750	783,535

		1,790,993

Utilities - Telephone - 0.78%
Comtel Brasileira Ltda.,
10.75%, 9-26-04
	350	354,830
Verizon Global Funding Corp. and Verizon Communications Inc.,
6.75%, 12-1-05
	500	526,979
Open Joint Stock Company "Vimpel-Communications",
10.0%, 6-16-09 (B)
	1,000	1,000,000

		1,881,809

TOTAL CORPORATE DEBT SECURITIES - 7.76%		$18,672,539

(Cost: $18,445,387)

OTHER GOVERNMENT SECURITIES

Canada - 0.21%
Her Majesty in right of Canada,
6.375%, 11-30-04
	$500	509,387

Japan - 2.05%
Japanese Government 15 Year Floating Rate Bond,
0.62%, 1-20-18 (C)
	JPY 525,000	4,931,462

Korea - 0.42%
Korea Development Bank (The),
1.47%, 10-29-06
	$1,000	995,368

TOTAL OTHER GOVERNMENT SECURITIES - 2.68%		$6,436,217

(Cost: $6,406,216)

UNITED STATES GOVERNMENT SECURITIES

Mortgage-Backed Obligations
Federal Home Loan Mortgage Corporation Agency
REMIC/CMO Interest Only:

5.5%, 7-15-19
	4,071	323,881
5.0%, 2-15-20
	2,325	286,348
5.0%, 6-15-22
	3,274	283,809
5.0%, 7-15-22
	11,264	1,050,292
5.5%, 8-15-22
	3,300	494,439
5.5%, 12-15-22
	1,181	177,441
5.0%, 1-15-23
	2,189	213,369
5.5%, 9-15-23
	4,107	469,244
5.5%, 10-15-23
	8,704	1,017,477
Federal National Mortgage Association Agency
REMIC/CMO Interest Only,

5.5%, 11-25-25
	4,007	502,977
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
5.5%, 11-15-16
	583	600,305
5.5%, 11-15-16
	159	164,091
5.5%, 12-15-16
	2,088	2,152,267

TOTAL UNITED STATES GOVERNMENT SECURITIES - 3.21%		$7,735,940

(Cost: $7,238,561)

UNREALIZED GAIN (LOSS) ON OPEN FORWARD CURRENCY CONTRACTS - (0.09%)	Face Amount in Thousands

Australian Dollar, 5-19-05 (C)	AUD 5,500	(18,420)
Euro, 1-31-05 (C)	EUR 5,850	(144,059)
Great Britain Pound, 11-24-04 (C)	GBP 1,952	1,628
Great Britain Pound, 11-24-04 (C)	1,952	(73,981)
Japanese Yen, 8-5-04 (C)	JPY 233,136	46,108
Japanese Yen, 8-5-04 (C)	233,136	15,387
Japanese Yen, 11-24-04 (C)	383,206	140,483
Japanese Yen, 11-24-04 (C)	383,206	(32,964)
Japanese Yen, 1-31-05 (C)	739,206	(143,981)

		$(209,799)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Aluminum - 4.15%

Alcoa Incorporated,

1.16%, 7-12-04
	$10,000	9,996,456

Capital Equipment- 2.91%

John Deere Credit Limited (Deere (John) Capital Corporation),

1.2%, 7-9-04
	7,000	6,998,133

Containers - 0.83%

Bemis Company, Inc.,

1.12%, 7-6-04
	2,000	1,999,689

Household - General Products - 2.05%

Procter & Gamble Company (The),

1.45%, 7-1-04
	4,945	4,945,000

Utilities - Telephone - 3.32%

SBC International Inc.,

1.13%, 7-12-04
	8,000	7,997,238

Total Commercial Paper - 13.26%		31,936,516

United States Government Security - 1.66% Treasury Obligation
United States Treasury Bill,

1.13%, 10-28-04 (D)
	4,000	3,985,151

TOTAL SHORT-TERM SECURITIES - 14.92%		$35,921,667

(Cost: $35,921,667)

TOTAL INVESTMENT SECURITIES - 100.03%	$240,801,280

(Cost: $229,222,970)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.03%)	(75,066)

NET ASSETS - 100.00%	$240,726,214

Notes to Schedule of Investments

*	No dividends were paid during the preceding 12 months.
(A)	Listed on an exchange outside the United States.
(B)
Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, the total value of these securities amounted to $3,137,232 or 1.30% of net assets.

(C)	Principal amounts are denominated in the indicated foreign currency, where applicable (AUD - Australian Dollar, EUR - Euro, GBP - British Pound, JPY - Japanese Yen).
(D)	Security serves as collateral for the following open futures contracts at June 30, 2004. (See Note 6 to financial statements):
	Underlying Security	Number of Contracts	Expiration Date	Cost	Market Value

	S&P 500 Futures	21	16-Sept-04	$5,994,818	$5,987,100

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities

ASSET STRATEGY PORTFOLIO
June 30, 2004
(In Thousands, Except for Per Share Amounts)                                                      (Unaudited)

ASSETS
Investments - at value (Notes 1 and 3):
Bullion (cost - $17,284)	$18,016
Securities (cost - $211,939)	222,785

240,801
Cash	365
Receivables:
Dividends and interest	687
Fund shares sold	162
Variation margin (Note 6)	24
Prepaid and other assets	2

Total assets	242,041

LIABILITIES
Payable for investment securities purchased	1,217
Payable to Fund shareholders	49
Accrued accounting and administrative services fees (Note 2)	7
Accrued management fee (Note 2)	5
Accrued shareholder servicing (Note 2)	4
Accrued service fee (Note 2)	2
Other	31

Total liabilities	1,315

Total net assets	$240,726

NET ASSETS
$0.001 par value capital stock:
Capital stock	$35
Additional paid-in capital	225,382
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	2,428
Accumulated undistributed net realized gain on investment transactions	1,306
Net unrealized appreciation in value of securities	11,788
Net unrealized depreciation in value of futures contracts	(8)
Net unrealized depreciation in value of forward currency contracts	(210)
Net unrealized appreciation in value of foreign currency exchange	5

Net assets applicable to outstanding units of capital	$240,726

Net asset value, redemption and offering price per share	$6.9140

Capital shares outstanding	34,817
Capital shares authorized	80,000

See Notes to Financial Statements.

Statement of Operations

ASSET STRATEGY PORTFOLIO
For the Six Months Ended June 30, 2004
(In Thousands)                                                                                                          (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $62)	$1,584
Interest and amortization	995

Total income	2,579

Expenses (Note 2):
Investment management fee	815
Service fee	291
Accounting and administrative services fees	43
Custodian fees	37
Legal fees	19
Audit fees	8
Shareholder servicing	8
Other	22

Total expenses	1,243

Net investment income	1,336

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	975
Realized net gain on purchased options	259
Realized net gain on written options	180
Realized net loss on futures contracts	(720)
Realized net gain on foreign currency transactions	1,095

Realized net gain on investments	1,789

Unrealized depreciation in value of securities during the period	(3,897)
Unrealized depreciation in value of forward currency contracts during the period	(245)
Unrealized appreciation in value of futures contracts during the period	682
Unrealized depreciation in value of foreign currency transactions during the period	(25)

Unrealized depreciation in value of investments during the period	(3,485)

Net loss on investments	(1,696)

Net decrease in net assets resulting from operations	$(360)

See Notes to Financial Statements.

Statement of Changes in Net Assets

ASSET STRATEGY PORTFOLIO
(In Thousands)                                                                                                          (Unaudited)

	For the six months ended 6-30-04	For the fiscal year ended 12-31-03

INCREASE IN NET ASSETS
Operations:
Net investment income	$1,336	$2,330
Realized net gain on investments	1,789	8,264
Unrealized appreciation (depreciation)	(3,485)	12,114

Net increase (decrease) in net assets resulting from operations	(360)	22,708

Dividends to shareholders from (Note 1E):(1)
Net investment income	-	(2,484)
Realized gains on securities transactions	-	(1,000)

	-	(3,484)

Capital share transactions(2)	14,141	40,587

Total increase	13,781	59,811
NET ASSETS
Beginning of period	226,945	167,134

End of period	$240,726	$226,945

Undistributed net investment income (loss)	$2,428	$(3)

(1)See "Financial Highlights" on page 16.

(2)Shares issued from sale of shares	2,967	9,058
Shares issued from reinvestment of dividend and /or capital gains distribution	-	503
Shares redeemed	(928)	(3,279)

Increase in outstanding capital shares	2,039	6,282

Value issued from sale of shares	$20,556	$58,391
Value issued from reinvestment of dividend and/or capital gains distribution	-	3,484
Value redeemed	(6,415)	(21,288)

Increase in outstanding capital	$14,141	$40,587

See Notes to Financial Statements.

Financial Highlights

ASSET STRATEGY PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

For the six months ended	For the fiscal year ended December 31,
6-30-04	2003	2002	2001	2000	1999

Net asset value, beginning of period	$6.9237	$6.3078	$6.2046	$7.0540	$6.2625	$5.3868

Income (loss) from investment operations:
Net investment income	0.0384	0.0769	0.1005	0.1323	0.0908	0.1138
Net realized and unrealized gain (loss) on investments	(0.0481)	0.6469	0.1032	(0.8354)	1.3211	1.1232

Total from investment operations	(0.0097)	0.7238	0.2037	(0.7031)	1.4119	1.2370

Less distributions from:
Net investment income	(0.0000)	(0.0769)	(0.1005)	(0.1334)	(0.0906)	(0.1136)
Capital gains	(0.0000)	(0.0310)	(0.0000)	(0.0129)	(0.5298)	(0.2477)

Total distributions	(0.0000)	(0.1079)	(0.1005)	(0.1463)	(0.6204)	(0.3613)

Net asset value, end of period	$6.9140	$6.9237	$6.3078	$6.2046	$7.0540	$6.2625

Total return	-0.14%	11.47%	3.28%	-9.96%	22.53%	22.96%
Net assets, end of period (in millions)	$241	$227	$167	$115	$59	$22
Ratio of expenses to average net assets	1.07	%(1)	1.03%	1.04%	1.03%	0.97%	0.73%
Ratio of net investment income to average net assets	1.15	%(1)	1.27%	1.90%	2.63%	1.97%	2.18%
Portfolio turnover rate	85%	224%	95%	188%	155%	180%

(1)Annualized.

See Notes to Financial Statements.

The Investments of Balanced Portfolio

June 30, 2004 (Unaudited)
COMMON STOCKS	Shares	Value

Aircraft - 1.84%
Lockheed Martin Corporation	217,100	$11,306,568

Aluminum - 1.19%
Alcoa Incorporated	220,500	7,283,115

Apparel - 0.00%
Liz Claiborne, Inc.	40	1,439

Banks - 2.20%
Citigroup Inc.	139,500	6,486,750
Wells Fargo & Company	121,900	6,976,337

		13,463,087

Beverages - 1.39%
Anheuser-Busch Companies, Inc.	29,000	1,566,000
Coca-Cola Company (The)	138,200	6,976,336

		8,542,336

Broadcasting - 0.18%
Cox Communications, Inc., Class A*	38,979	1,083,226

Business Equipment and Services - 3.01%
Cintas Corporation	178,800	8,522,502
Manpower Inc.	195,400	9,920,458

		18,442,960

Capital Equipment - 2.67%
Caterpillar Inc.	20,000	1,588,800
Illinois Tool Works Inc.	55,300	5,302,717
Ingersoll-Rand Company Limited, Class A	138,400	9,454,104

		16,345,621

Chemicals - Petroleum and Inorganic - 0.73%
du Pont (E.I.) de Nemours and Company	100,400	4,459,768

Chemicals - Specialty - 1.44%
Air Products and Chemicals, Inc.	168,600	8,843,070

Computers - Main and Mini - 1.12%
International Business Machines Corporation	78,000	6,875,700

Computers - Micro - 2.16%
Apple Computer, Inc.*	168,600	5,485,401
Dell Inc. *	216,657	7,785,569

		13,270,970

Computers - Peripherals - 4.99%
Check Point Software Technologies Ltd.*	303,100	8,162,483
Microsoft Corporation	457,800	13,077,057
SAP Aktiengesellschaft, ADR	224,600	9,390,526

		30,630,066

Cosmetics and Toiletries - 1.82%
Estee Lauder Companies Inc. (The), Class A	228,200	11,131,596

Electrical Equipment - 1.93%
Emerson Electric Co.	81,200	5,160,260
Molex Incorporated, Class A	244,000	6,655,100

		11,815,360

Electronic Components - 2.62%
Analog Devices, Inc.	171,700	8,083,636
Intel Corporation	290,000	8,005,450

		16,089,086

Electronic Instruments - 1.03%
Lam Research Corporation*	236,450	6,330,949

Finance Companies - 2.75%
Countrywide Financial Corporation	122,700	8,619,675
SLM Corporation	204,100	8,255,845

		16,875,520

Food and Related - 1.22%
Dean Foods Company*	200,500	7,480,655

Forest and Paper Products - 1.62%
International Paper Company	92,138	4,118,569
Sealed Air Corporation*	109,250	5,819,748

		9,938,317

Health Care - Drugs - 5.10%
Abbott Laboratories	160,300	6,533,828
Allergan, Inc.	80,500	7,206,360
Amgen Inc.*	95,500	5,211,912
Pfizer Inc.	359,807	12,334,184

		31,286,284

Health Care - General - 3.27%
Biomet, Inc.	313,300	13,940,283
Johnson & Johnson	109,700	6,110,290

		20,050,573

Hospital Supply and Management - 1.39%
Medtronic, Inc.	175,500	8,550,360

Household - General Products - 0.95%
Colgate-Palmolive Company	100,000	5,845,000

Insurance - Life - 1.20%
Lincoln National Corporation	155,600	7,352,100

Insurance - Property and Casualty - 2.32%
Berkshire Hathaway Inc., Class B*	2,300	6,796,500
Chubb Corporation (The)	109,400	7,458,892

		14,255,392

Leisure Time Industry - 2.59%
Royal Caribbean Cruises Ltd.	191,800	8,326,038
Walt Disney Company (The)	296,600	7,560,334

		15,886,372

Motor Vehicle Parts - 1.33%
Danaher Corporation	50,000	2,592,500
Eaton Corporation	86,000	5,567,640

		8,160,140

Multiple Industry - 1.56%
General Electric Company	294,256	9,533,894

Petroleum - International - 3.81%
BP p.l.c., ADR	133,100	7,130,167
Burlington Resources Inc.	222,800	8,060,904
Exxon Mobil Corporation	184,046	8,173,483

		23,364,554

Petroleum - Services - 2.88%
Nabors Industries Ltd.*	147,291	6,660,499
Schlumberger Limited	120,300	7,640,253
Smith International, Inc.*	60,400	3,367,904

		17,668,656

Retail - General Merchandise - 1.28%
Costco Wholesale Corporation	190,000	7,820,400

Security and Commodity Brokers - 3.46%
American Express Company	166,600	8,559,908
Goldman Sachs Group, Inc. (The)	44,000	4,143,040
Morgan Stanley	161,700	8,532,909

		21,235,857

Steel - 1.21%
United States Steel Corporation	211,900	7,441,928

Trucking and Shipping - 1.02%
Expeditors International of Washington, Inc.	127,400	6,271,902

Utilities - Electric - 2.99%
Dominion Resources, Inc.	109,200	6,888,336
Exelon Corporation	187,600	6,245,204
Southern Company	178,700	5,209,105

		18,342,645

Utilities - Telephone - 1.51%
AT&T Corp.	182,000	2,662,660
SBC Communications Inc.	273,000	6,620,250

		9,282,910

TOTAL COMMON STOCKS - 73.78%		$452,558,376

(Cost: $373,908,956)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Air Transportation - 0.07%
Southwest Airlines Co.,
7.875%, 9-1-07	$360	399,020

Aircraft - 0.42%
Raytheon Company,
6.5%, 7-15-05	2,500	2,587,867

Banks - 0.23%
Wells Fargo Bank, N.A.,
7.55%, 6-21-10	1,250	1,438,900

Beverages - 0.27%
Coca-Cola Enterprises Inc.,
6.7%, 10-15-36	500	532,449
Diageo Capital plc,
3.5%, 11-19-07	1,150	1,136,703

		1,669,152

Broadcasting - 0.65%
Clear Channel Communications, Inc.,
4.25%, 5-15-09	4,100	4,001,539

Business Equipment and Services - 0.18%
PHH Corporation,
7.125%, 3-1-13	1,000	1,092,103

Chemicals - Specialty - 0.18%
Vulcan Materials Company,
6.4%, 2-1-06	1,050	1,105,630

Finance Companies - 1.97%
277 Park Avenue Finance Corporation,
7.58%, 5-12-12 (A)	2,798	3,048,801
American International Group,
3.85%, 11-26-07 (A)	1,400	1,405,811
Banco Hipotecario Nacional:
7.916%, 7-25-09 (A)	17	825
8.0%, 3-31-11 (A)	1,612	241,847
CitiCorp Mortgage Securities, Inc.,
6.5%, 10-25-23	367	371,960
First Union-Lehman Brothers-Bank of America
Commercial Mortgage Trust,
6.56%, 11-18-35	1,000	1,079,073
First Union-Lehman Brothers Company,
6.65%, 11-18-29	1,215	1,292,668
General Motors Acceptance Corporation,
6.125%, 8-28-07	1,200	1,252,148
Mellon Residential Funding,
6.75%, 6-26-28	328	327,637
Prudential Insurance Company of America,
6.6%, 5-15-08 (A)	1,500	1,635,765
Unilever Capital Corporation,
5.9%, 11-15-32	1,450	1,410,218

		12,066,753

Food and Related - 0.25%
Archer-Daniels-Midland Company,
7.0%, 2-1-31	1,350	1,502,994

Insurance - Life - 0.24%
StanCorp Financial Group, Inc.,
6.875%, 10-1-12	1,375	1,465,405

Insurance - Property and Casualty - 0.26%
Principal Life Global,
6.25%, 2-15-12 (A)	1,500	1,602,064

Leisure Time Industry - 0.17%
Cendant Corporation,
6.875%, 8-15-06	1,000	1,068,502

Multiple Industry - 2.03%
Cargill, Inc.,
6.375%, 6-1-12 (A)	1,150	1,233,823
General Electric Capital Corporation,
2.85%, 1-30-06	6,000	6,007,878
Georgia Power Company,
5.5%, 12-1-05	2,500	2,594,810
Household Finance Corporation,
6.5%, 1-24-06	2,500	2,635,138

		12,471,649

Real Estate Investment Trust - 0.30%
Vornado Realty L.P.,
5.625%, 6-15-07	1,750	1,851,363

Utilities - Electric - 0.57%
Dominion Resources, Inc.,
7.625%, 7-15-05	3,300	3,466,620

TOTAL CORPORATE DEBT SECURITIES - 7.79%		$47,789,561

(Cost: $47,424,894)

OTHER GOVERNMENT SECURITY

Canada - 0.30%
Hydro-Quebec,
8.0%, 2-1-13	1,500	$1,805,001

(Cost: $1,692,513)

UNITED STATES GOVERNMENT SECURITIES

Agency Obligations - 0.19%
Federal National Mortgage Association,
7.25%, 1-15-10	1,000	1,138,405

Mortgage-Backed Obligations - 5.26%
Federal Home Loan Mortgage Corporation Fixed
Rate Participation Certificate,
6.0%, 5-1-16	1,693	1,767,098
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.23%, 1-1-08	1,638	1,735,337
6.0%, 9-1-17	1,171	1,225,562
5.0%, 1-1-18	798	801,986
5.5%, 4-1-18	548	561,656
5.0%, 5-1-18	401	402,119
4.5%, 7-1-18	4,713	4,617,628
7.0%, 9-1-25	181	192,051
6.5%, 10-1-28	681	714,026
6.5%, 2-1-29	666	699,133
7.5%, 4-1-31	380	410,559
7.0%, 7-1-31	779	831,402
7.0%, 9-1-31	620	659,199
7.0%, 9-1-31	559	595,783
7.0%, 11-1-31	174	185,399
6.5%, 2-1-32	2,172	2,280,887
7.0%, 2-1-32	895	953,378
7.0%, 2-1-32	816	869,679
7.0%, 3-1-32	552	588,144
7.0%, 7-1-32	1,258	1,335,920
6.0%, 9-1-32	3,844	3,931,268
6.0%, 2-1-33	1,276	1,304,532
5.5%, 5-1-33	3,573	3,566,098
5.5%, 6-1-33	1,372	1,369,210
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
6.0%, 8-15-28	101	103,782
6.5%, 8-15-28	216	226,806
United States Department of Veterans Affairs, Guaranteed Remic Pass-Through Certificates, Vendee Mortgage Trust, 1997-A Class 3-A,
8.293%, 12-15-26	304	322,731

		32,251,373

Treasury Obligations - 8.11%
United States Treasury Bonds:
7.5%, 11-15-16	1,500	1,849,160
7.25%, 8-15-22	4,000	4,901,248
6.25%, 8-15-23	5,250	5,813,556
United States Treasury Notes:
7.5%, 2-15-05	2,250	2,328,926
6.5%, 8-15-05	4,000	4,191,564
3.25%, 8-15-07	5,000	5,004,490
3.0%, 11-15-07	4,000	3,962,188
3.0%, 2-15-08	3,000	2,958,633
2.625%, 5-15-08	4,000	3,874,532
4.75%, 11-15-08	4,000	4,177,500
3.875%, 2-15-13	3,000	2,867,931
3.625%, 5-15-13	3,000	2,808,516
4.25%, 8-15-13	4,000	3,904,688
5.25%, 2-15-29	1,150	1,127,539

		49,770,471

Treasury Inflation Protected Obligation - 0.18%
United States Treasury Note,
3.0%, 7-15-12 (B)	1,028	1,111,008

TOTAL UNITED STATES GOVERNMENT SECURITIES - 13.74%		$84,271,257

(Cost: $84,007,061)

TOTAL SHORT-TERM SECURITIES - 2.52%		$15,474,098

(Cost: $15,474,098)

TOTAL INVESTMENT SECURITIES - 98.13%		$601,898,293

(Cost: $522,507,522)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.87%		11,499,900

NET ASSETS - 100.00%		$613,398,193

Notes to Schedule of Investments

*	No dividends were paid during the preceding 12 months.
(A)
Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, the total value of these securities amounted to $9,168,936 or 1.49% of net assets.

(B)
The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities

BALANCED PORTFOLIO
June 30, 2004
(In Thousands, Except for Per Share Amounts)                                                 (Unaudited)

ASSETS
Investments securities - at value (cost - $522,508) (Notes 1 and 3)	$601,898
Cash	1
Receivables:
Investment securities sold	9,590
Dividends and interest	1,973
Fund shares sold	120
Prepaid and other assets	2

Total assets	613,584

LIABILITIES
Payable to Fund shareholders	124
Accrued accounting and administrative services fees (Note 2)	13
Accrued management fee (Note 2)	12
Accrued shareholder servicing (Note 2)	7
Accrued service fee (Note 2)	4
Other	26

Total liabilities	186

Total net assets	$613,398

NET ASSETS
$0.001 par value capital stock:
Capital stock	$84
Additional paid-in capital	633,796
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	3,567
Accumulated undistributed net realized loss on investment transactions	(103,440)
Net unrealized appreciation in value of investments	79,391

Net assets applicable to outstanding units of capital	$613,398

Net asset value, redemption and offering price per share	$7.3329

Capital shares outstanding	83,650
Capital shares authorized	200,000

See Notes to Financial Statements.

Statement of Operations

BALANCED PORTFOLIO
For the Six Months Ended June 30, 2004
(In Thousands)                                                                                                          (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Interest and amortization	$3,546
Dividends (net of foreign withholding taxes of $32)	3,150

Total income	6,696

Expenses (Note 2):
Investment management fee	2,134
Service fee	762
Accounting and administrative services fees	79
Legal fees	22
Custodian fees	17
Shareholder servicing	17
Audit fees	15
Other	83

Total expenses	3,129

Net investment income	3,567

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on investments	4,202
Unrealized appreciation in value of investments during the period	7,757

Net gain on investments	11,959

Net increase in net assets resulting from operations	$15,526

See Notes to Financial Statements.

Statement of Changes in Net Assets

BALANCED PORTFOLIO
(In Thousands)                                                                                                          (Unaudited)

	For the six months ended 6-30-04	For the fiscal year ended 12-31-03

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$3,567	$3,992
Realized net gain on investments	4,202	16,309
Unrealized appreciation	7,757	33,689

Net increase in net assets resulting from operations	15,526	53,990

Dividends to shareholders from (Note 1E):(1)
Net investment income	-	(3,992)
Realized gains on securities transactions	-	-

	-	(3,992)

Capital share transactions(2)	(16,934)	396,898

Total increase (decrease)	(1,408)	446,896
NET ASSETS
Beginning of period	614,806	167,910

End of period	$613,398	$614,806

Undistributed net investment income	$3,567	$- *

(1)See "Financial Highlights" on page 28.

(2)Shares issued from sale of shares	3,429	6,497
Shares issued in connection with merger of Advantus Asset Allocation Portfolio	-	57,517
Shares issued from reinvestment of dividend	-	558
Shares redeemed	(5,776)	(6,364)

Increase (decrease) in outstanding capital shares	(2,347)	58,208

Value issued from sale of shares	$24,688	$42,811
Value issued in connection with merger of Advantus Asset Allocation Portfolio	-	392,054
Value issued from reinvestment of dividend	-	3,992
Value redeemed	(41,622)	(41,959)

Increase (decrease) in outstanding capital	$(16,934)	$396,898

*Not shown due to rounding.

See Notes to Financial Statements.

Financial Highlights

BALANCED PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:                            (Unaudited)

For the six months ended	For the fiscal year ended December 31,
6-30-04	2003	2002	2001	2000	1999

Net asset value, beginning of period	$7.1491	$6.0423	$6.7224	$7.3258	$7.3120	$7.1081

Income (loss) from investment operations:
Net investment income	0.0426	0.0467	0.1145	0.1593	0.1873	0.1760
Net realized and unrealized gain (loss) on investments	0.1412	1.1068	(0.6801)	(0.5955)	0.3361	0.5446

Total from investment operations	0.1838	1.1535	(0.5656)	(0.4362)	0.5234	0.7206

Less distributions from:
Net investment income	(0.0000)	(0.0467)	(0.1145)	(0.1593)	(0.1873)	(0.1759)
Capital gains	(0.0000)	(0.0000)	(0.0000)	(0.0079)	(0.3223)	(0.3408)

Total distributions	(0.0000)	(0.0467)	(0.1145)	(0.1672)	(0.5096)	(0.5167)

Net asset value, end of period	$7.3329	$7.1491	$6.0423	$6.7224	$7.3258	$7.3120

Total return	2.57%	19.09%	-8.41%	-5.94%	7.14%	10.14%
Net assets, end of period (in millions)	$613	$615	$168	$178	$158	$117
Ratio of expenses to average net assets	1.03	%(1)	1.00%	1.01%	1.00%	1.01%	0.95%
Ratio of net investment income to average net assets	1.17	%(1)	1.37%	1.79%	2.44%	2.81%	2.56%
Portfolio turnover rate	85%	43%	58%	39%	42%	63%

(1)Annualized.

See Notes to Financial Statements.

The Investments of Bond Portfolio

June 30, 2004                                                                                                       (Unaudited)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands	Value

Banks - 2.74%
AmSouth Bancorporation,
6.75%, 11-1-25
	$1,500	$1,605,195
Capital One Bank,
4.25%, 12-1-08
	1,250	1,225,786
First Union Corporation,
6.824%, 8-1-26
	1,132	1,332,930
ING Groep N.V.,
5.5%, 5-11-05 (A)
	EUR1,000	1,248,792
SouthTrust Bank, National Association,
6.125%, 1-9-28
	$500	539,798

		5,952,501

Beverages - 0.27%
Coca-Cola Enterprises Inc.,
7.0%, 10-1-26
	525	585,825

Broadcasting - 0.62%
British Sky Broadcasting Group plc,
7.3%, 10-15-06
	1,250	1,349,550

Business Equipment and Services - 0.78%
Allied Waste North America, Inc.,
7.625%, 1-1-06
	1,000	1,048,750
Postal Square Limited Partnership,
6.5%, 6-15-22
	215	227,753
Quebecor World Capital Corporation,
4.875%, 11-15-08
	425	410,939

		1,687,442

Capital Equipment - 0.91%
Caterpillar Financial Services Corporation,
3.10%, 5-15-07
	2,000	1,975,082

Chemicals - Petroleum and Inorganic -0.60%
NOVA Chemicals Corporation,
7.0%, 5-15-06
	1,250	1,306,250

Chemicals - Specialty - 0.66%
FMC Corporation,
10.25%, 11-1-09
	1,250	1,437,50

Coal - 0.47%
Peabody Energy Corporation,
6.875%, 3-15-13
	1,000	1,012,500

Communications Equipment - 0.15%
Norse CBO, Ltd. and Norse CBO, Inc.,
6.515%, 8-13-10 (B)
	320	324,456

Computers - Main and Mini - 0.12%
Unisys Corporation,
8.125%, 6-1-06
	250	265,625

Containers - 0.35%
Owens-Illinois, Inc.,
7.15%, 5-15-05
	750	768,750

Finance Companies - 17.68%
ABN AMRO Mortgage Corporation,
5.5%, 1-25-34
	2,585	2,653,333
Asset Securitization Corporation,
7.49%, 4-14-29
	1,214	1,314,243
Associates Corporation of North America,
6.25%, 11-1-08
	750	806,507
Boeing Capital Corporation,
4.75%, 8-25-08
	1,420	1,446,321
California Infrastructure and Economic Development Bank, Special Purpose Trust PG&E-1,
6.42%, 9-25-08
	715	746,333
Chase Manhattan - First Union Commercial Mortgage Trust,
7.439%, 7-15-09
	1,500	1,689,392
Diversified Asset Securitization Holdings L.P.,
7.765%, 12-30-34
	2,991	3,089,858
Diversified REIT Owner Trust 1999-1,
6.78%, 3-18-11
	750	782,722
First Union National Bank Commercial Mortgage,
7.841%, 3-15-10
	2,500	2,870,947
Ford Motor Credit Company,
6.5%, 1-25-07
	2,000	2,101,454
GSR Mortgage Loan Trust 2004-2F,
7.0%, 1-25-34
	3,518	3,671,727
General Motors Acceptance Corporation:
5.125%, 5-9-08
	3,000	3,011,088
8.875%, 6-1-10
	500	571,618
SocGen Real Estate Company L.L.C.,
7.64%, 12-29-  49 (B)
	2,000	2,207,794
Structured Adjustable Rate Mortgage Loan Trust:
Mortgage Pass-Through Certificates:

Series 2004-A,

4.67598%, 2-25-34
	1,753	1,719,335
Series 2004-3AC,

4.9348%, 3-25-34
	2,090	2,112,143
Structured Asset Securities Corporation:
4.7757%, 10-25-33
	994	975,144
4.8334%, 1-25-34
	1,548	1,513,544
Wells Fargo Mortgage Backed Securities 2003-9 Trust,
5.25%, 8-25-33
	2,086	2,119,810
Wells Fargo Mortgage Pass-Through Certificates, Series 2003-10,
4.5%, 9-25-18
	2,500	2,418,076
Westinghouse Electric Corporation,
8.875%, 6-14-14
	500	622,753

		38,444,142

Food and Related - 1.48%
Cadbury Schweppes US Finance LLC,
3.875%, 10-1-08 (B)
	750	735,745
ConAgra, Inc.,
7.125%, 10-1-26
	1,750	1,933,892
GRUMA, S.A. de C.V.,
7.625%, 10-15-07
	500	537,500

		3,207,137

Forest and Paper Products - 4.55%
Abitibi-Consolidated Company of Canada,
6.95%, 12-15-06
	2,000	2,049,742
Bowater Canada Finance Corporation,
7.95%, 11-15-11
	1,000	1,032,977
Champion International Corporation:
6.4%, 2-15-26
	1,500	1,567,799
6.65%, 12-15-37
	1,500	1,625,609
Georgia-Pacific Corporation,
7.375%, 7-15-08
	3,000	3,195,000
Westvaco Corporation,
7.5%, 6-15-27
	364	407,396

		9,878,523

Homebuilders, Mobile Homes - 0.27%
Pulte Corporation,
8.125%, 3-1-11
	500	586,428

Hospital Supply and Management - 1.01%
HCA - The Healthcare Company:
7.125%, 6-1-06
	1,000	1,056,342
8.75%, 9-1-10
	1,000	1,141,863

		2,198,205

Household - General Products - 1.16%
Procter & Gamble Company (The),
8.0%, 9-1-24
	2,000	2,522,380

Motor Vehicle Parts - 0.06%
Federal-Mogul Corporation,
7.75%, 7-1-06 (C)
	500	135,000

Multiple Industry - 1.60%
CHYPS CBO 1997-1 Ltd.,
6.72%, 1-15-10 (B)
	1,209	906,870
Comcast Cable Communications, Inc.,
8.5%, 5-1-27
	1,250	1,513,661
Tyco International Group S.A.,
6.375%, 2-15-06
	1,000	1,049,906

		3,470,437

Petroleum - International - 0.39%
Chesapeake Energy Corporation,
9.0%, 8-15-12
	750	843,750

Petroleum - Services - 1.28%
Halliburton Company,
6.75%, 2-1-27
	2,000	2,214,494
Pemex Project Funding Master Trust,
9.125%, 10-13-10
	500	572,500

		2,786,994

Real Estate Investment Trust - 0.24%
Host Marriott, L.P.,
8.375%, 2-15-06
	500	527,500

Retail - Specialty Stores - 1.40%
Fred Meyer, Inc.,
7.45%, 3-1-08
	2,750	3,051,620

Utilities - Electric - 2.68%
Dominion Resources, Inc.,
5.25%, 8-1-33
	2,250	2,146,840
HQI Transelec Chile S.A.,
7.875%, 4-15-11
	750	846,494
Oncor Electric Delivery Company,
6.375%, 5-1-12
	2,000	2,140,350
Pepco Holdings, Inc.,
4.0%, 5-15-10
	750	697,430

		5,831,114

Utilities - Gas and Pipeline - 0.95%
Tennessee Gas Pipeline Company,
7.0%, 3-15-27
	2,000	2,065,000

Utilities - Telephone - 3.87%
British Telecommunications Public Limited Company,
8.375%, 12-15-10
	2,000	2,335,630
Deutsche Telekom International Finance B.V.,
8.5%, 6-15-10
	2,500	2,921,395
Pacific Bell,
7.25%, 11-1-27
	750	776,429
Sprint Capital Corporation,
6.125%, 11-15-08
	1,500	1,576,678
Telefonos de Mexico, S.A. de C.V.,
8.25%, 1-26-06
	750	801,804

		8,411,936

TOTAL CORPORATE DEBT SECURITIES - 46.29%		$100,625,647

(Cost: $98,903,394)

OTHER GOVERNMENT SECURITIES

Canada - 1.40%
Hydro-Quebec,
8.05%, 7-7-24
	1,000	1,269,332
Province de Quebec,
7.14%, 2-27-26
	1,500	1,782,443

		3,051,775

Supranational - 0.55%
Inter-American Development Bank,
8.4%, 9-1-09
	1,000	1,190,631

TOTAL OTHER GOVERNMENT SECURITIES - 1.95%		$4,242,406

(Cost: $3,573,437)

UNITED STATES GOVERNMENT SECURITIES	Principal Amount in Thousands

Agency Obligations - 4.04%
Federal Home Loan Bank,
5.375%, 5-15-19
	$2,600	2,627,992
Federal Home Loan Mortgage Corporation,
3.25%, 2-25-08
	2,000	1,959,058
Tennessee Valley Authority:
4.875%, 12-15-16
	3,000	3,132,411
5.88%, 4-01-36
	1,000	1,067,095

		8,786,556

Mortgage-Backed Obligations - 26.90%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.5%, 3-15-14
	2,605	2,705,291
4.0%, 5-15-16
	1,387	1,373,218
4.0%, 10-15-16
	1,849	1,823,987
6.5%, 11-25-21
	917	944,032
5.0%, 5-15-23
	1,500	1,400,670
6.0%, 3-15-29
	775	799,454
7.5%, 9-15-29
	713	778,778
4.0%, 2-15-30
	500	487,285
4.25%, 3-15-31
	1,180	1,142,097
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
4.0%, 12-1-08
	2,617	2,617,030
6.0%, 11-1-28
	1,197	1,228,941
7.0%, 5-1-31
	225	238,203
6.5%, 10-1-31
	315	328,780
6.5%, 11-1-31
	670	699,359
6.0%, 2-1-32
	704	721,420
6.5%, 6-1-32
	536	558,680
Federal National Mortgage Association Agency REMIC/CMO:
5.0%, 3-25-18
	3,500	3,374,922
5.0%, 6-25-18
	2,173	2,092,554
5.5%, 2-25-32
	1,500	1,492,669
4.0%, 11-25-32
	2,018	1,977,294
4.0%, 3-25-33
	1,651	1,629,609
3.5%, 8-25-33
	2,152	2,028,884
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.09%, 4-1-09
	1,878	2,003,673
4.0%, 1-1-11
	2,838	2,776,137
5.5%, 1-1-17
	1,720	1,765,001
6.0%, 1-1-17
	944	984,576
5.5%, 7-1-17
	497	509,752
5.0%, 3-1-18
	1,643	1,650,025
4.0%, 11-1-18
	1,661	1,586,136
5.5%, 10-1-23
	1,298	1,314,550
5.0%, 4-1-24
	3,923	3,869,034
7.0%, 6-1-24
	266	283,061
6.0%, 12-1-28
	389	399,536
6.5%, 3-1-33
	1,165	1,214,396
Government National Mortgage Association Agency REMIC/CMO,
5.0%, 1-20-32
	1,421	1,397,411
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
7.5%, 7-15-23
	115	124,938
7.5%, 12-15-23
	291	315,351
8.0%, 9-15-25
	141	155,859
7.0%, 7-20-27
	54	57,201
7.0%, 8-20-27
	128	136,689
6.5%, 7-15-28
	581	609,180
6.5%, 5-15-29
	245	256,839
7.5%, 7-15-29
	104	111,686
7.75%, 10-15-31
	303	323,103
Government National Mortgage Association Non-Agency REMIC/CMO,
4.0%, 1-16-30
	899	866,974
United States Department of Veterans Affairs, Guaranteed Remic Pass-Through Certificates, Vendee Mortgage Trust:
2000-2 Class 1-D,

7.5%, 9-15-26
	454	457,059
2001-3 Class G,

6.5%, 4-15-27
	500	524,789
2002-1 Class 2-G,

6.5%, 10-15-25
	1,750	1,837,852
2003-2 Class D,

5.0%, 11-15-23
	1,000	1,018,993
2003-2 Class E,

5.0%, 12-15-25
	1,500	1,485,132

		58,478,090

Treasury Obligations - 15.97%
United States Treasury Bond,
6.125%, 11-15-27
	4,000	4,383,280
United States Treasury Notes:
3.5%, 11-15-06
	5,250	5,317,882
5.5%, 2-15-08
	6,500	6,960,330
4.75%, 11-15-08
	5,500	5,744,062
5.0%, 2-15-11
	11,750	12,298,948

		34,704,502

TOTAL UNITED STATES GOVERNMENT SECURITIES - 46.91%		$101,969,148

(Cost: $103,000,631)

TOTAL SHORT-TERM SECURITIES - 3.90%		$8,469,492

(Cost: $8,469,492)

TOTAL INVESTMENT SECURITIES - 99.05%		$215,306,693

(Cost: $213,946,954)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.95%		2,078,176

NET ASSETS - 100.00%		$217,384,869

Notes to Schedule of Investments

(A)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro).
(B)
Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, the total value of these securities amounted to $4,174,865 or 1.92% of net assets.

(C)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities

BOND PORTFOLIO
June 30, 2004
(In Thousands, Except for Per Share Amounts)                                                 (Unaudited)

ASSETS
Investment securities - at value (cost - $213,947)
(Notes 1 and 3)	$215,307
Cash	1
Receivables:
Interest	2,150
Fund shares sold	47
Prepaid and other assets	3

Total assets	217,508

LIABILITIES
Payable to Fund shareholders	88
Accrued accounting and administrative services fees (Note 2)	7
Accrued shareholder servicing (Note 2)	4
Accrued management fee (Note 2)	3
Accrued service fee (Note 2)	2
Other	19

Total liabilities	123

Total net assets	$217,385

NET ASSETS
$0.001 par value capital stock:
Capital stock	$39
Additional paid-in capital	208,394
Accumulated undistributed income:
Accumulated undistributed net investment income	4,838
Accumulated undistributed net realized gain on investment transactions	2,754
Net unrealized appreciation in value of investments	1,360

Net assets applicable to outstanding units of capital	$217,385

Net asset value, redemption and offering price per share	$5.5679

Capital shares outstanding	39,043
Capital shares authorized	90,000

See Notes to Financial Statements.

Statment of Operations

BOND PORTFOLIO
For the Six Months Ended June 30, 2004
(In Thousands)                                                                                                 (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Interest and amortization	$5,518

Expenses (Note 2):
Investment management fee	595
Service fee	283
Accounting and administrative services fees	43
Audit fees	9
Shareholder servicing	8
Legal fees	7
Custodian fees	6
Other	20

Total expenses	971

Net investment income	4,547

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	2,905
Realized net gain on foreign currency transactions	291

Realized net gain on investments	3,196
Unrealized depreciation in value of investments during the period	(7,767)

Net loss on investments	(4,571)

Net decrease in net assets resulting from operations	$(24)

See Notes to Financial Statements.

Statement of Changes in Net Assets

BOND PORTFOLIO
(In Thousands)                                                                                                 (Unaudited)

	For the six months ended 6-30-04	For the fiscal year ended 12-31-03

DECREASE IN NET ASSETS
Operations:
Net investment income	$4,547	$10,604
Realized net gain on investments	3,196	1,700
Unrealized depreciation	(7,767)	(2,037)

Net increase (decrease) in net assets resulting from operations	(24)	10,267

Dividends to shareholders from net investment income (Note 1E):(1)	-	(10,753)

Capital share transactions(2)	(17,896)	(11,697)

Total decrease	(17,920)	(12,183)
NET ASSETS
Beginning of period	235,305	247,488

End of period	$217,385	$235,305

Undistributed net investment income	$4,838	$- *

(1)See "Financial Highlights" on page 40.

(2)Shares issued from sale of shares	1,252	7,957
Shares issued from reinvestment of dividend	-	1,930
Shares redeemed	(4,447)	(11,818)

Decrease in outstanding capital shares	(3,195)	(1,931)

Value issued from sale of shares	$7,012	$45,312
Value issued from reinvestment of dividend	-	10,753
Value redeemed	(24,908)	(67,762)

Decrease in outstanding capital	$(17,896)	$(11,697)

*Not shown due to rounding.

See Notes to Financial Statements.

Financial Highlights

BOND PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:                        (Unaudited)

For the six months ended	For the fiscal year ended December 31,
6-30-04	2003	2002	2001	2000	1999

Net asset value, beginning of period	$5.5710	$5.6032	$5.3615	$5.2308	$5.0497	$5.4451

Income (loss) from investment operations:
Net investment income	0.1165	0.2667	0.2396	0.2585	0.3172	0.3173
Net realized and unrealized gain (loss) on investments	(0.1196)	(0.0322)	0.2417	0.1306	0.1811	(0.3954)

Total from investment operations	(0.0031)	0.2345	0.4813	0.3891	0.4983	(0.0781)

Less distributions from net investment income	(0.0000)	(0.2667)	(0.2396)	(0.2584)	(0.3172)	(0.3173)

Net asset value, end of period	$5.5679	$5.5710	$5.6032	$5.3615	$5.2308	$5.0497

Total return	-0.06%	4.18%	8.98%	7.47%	9.83%	-1.44%
Net assets, end of period (in millions)	$217	$235	$247	$171	$117	$111
Ratio of expenses to average net assets	0.86	%(1)	0.84%	0.83%	0.83%	0.84%	0.81%
Ratio of net investment income to average net assets	4.02	%(1)	4.26%	4.92%	5.49%	6.08%	5.73%
Portfolio turnover rate	30%	53%	34%	29%	33%	47%

(1)Annualized.

See Notes to Financial Statements.

The Investments of Core Equity Portfolio

June 30, 2004 (Unaudited)
COMMON STOCKS	Shares	Value

Aircraft - 4.95%
Goodrich Corporation	242,950	$7,854,573
Lockheed Martin Corporation	348,850	18,168,108
United Technologies Corporation	102,650	9,390,422

		35,413,103

Banks - 3.52%
U.S. Bancorp	386,150	10,642,294
Wells Fargo & Company	254,150	14,545,004

		25,187,298

Beverages - 5.16%
Anheuser-Busch Companies, Inc.	165,800	8,953,200
Coca-Cola Company (The)	408,675	20,629,914
PepsiCo, Inc.	136,000	7,327,680

		36,910,794

Broadcasting - 3.50%
Cox Communications, Inc., Class A*	424,727	11,803,163
Fox Entertainment Group, Inc., Class A*	178,650	4,769,955
Liberty Media Corporation, Class A*	936,200	8,416,438

		24,989,556

Capital Equipment - 4.61%
Caterpillar Inc.	100,550	7,987,692
Deere & Company	233,600	16,384,704
Illinois Tool Works Inc.	89,350	8,567,771

		32,940,167

Chemicals - Petroleum and Inorganic - 1.06%
du Pont (E.I.) de Nemours and Company	170,500	7,573,610

Chemicals - Specialty - 2.24%
Air Products and Chemicals, Inc.	305,750	16,036,588

Communications Equipment - 1.59%
Cisco Systems, Inc.*	479,700	11,371,289

Computers - Main and Mini - 1.66%
International Business Machines Corporation	134,950	11,895,843

Computers - Micro - 1.14%
Dell Inc.*	227,200	8,164,432

Computers - Peripherals - 5.25%
Microsoft Corporation	413,840	11,821,340
Oracle Corporation*	379,250	4,545,311
SAP Aktiengesellschaft, ADR	455,600	19,048,636
VERITAS Software Corporation*	76,850	2,132,587

		37,547,874

Cosmetics and Toiletries - 0.52%
Avon Products, Inc.	80,400	3,709,656

Electronic Components - 3.05%
Analog Devices, Inc.	107,450	5,058,746
Intel Corporation	378,290	10,442,695
Maxim Integrated Products, Inc.	63,800	3,350,457
Texas Instruments Incorporated	121,900	2,947,542

		21,799,440

Electronic Instruments - 0.45%
Applied Materials, Inc.*	163,750	3,213,594

Food and Related - 1.62%
Kellogg Company	276,400	11,567,340

Health Care - Drugs - 8.44%
Abbott Laboratories	416,300	16,968,388
Amgen Inc.*	119,690	6,532,082
Gilead Sciences, Inc.*	49,150	3,289,855
Novartis AG, Registered Shares (A)	208,650	9,207,598
Pfizer Inc.	709,635	24,326,288

		60,324,211

Health Care - General - 1.93%
Wyeth	381,450	13,793,232

Hospital Supply and Management - 2.45%
Aetna Inc.	37,630	3,198,550
Caremark Rx, Inc.*	42,400	1,396,656
Medtronic, Inc.	207,950	10,131,324
UnitedHealth Group Incorporated	45,200	2,813,700

		17,540,230

Hotels and Gaming - 0.79%
Marriott International, Inc., Class A	113,550	5,663,874

Household - General Products - 1.45%
Colgate-Palmolive Company	176,700	10,328,115

Insurance - Property and Casualty - 4.19%
American International Group, Inc.	185,867	13,248,600
Berkshire Hathaway Inc., Class B*	5,655	16,710,525

		29,959,125

Leisure Time Industry - 0.30%
Carnival Corporation	45,600	2,143,200

Multiple Industry - 3.96%
3M Company	55,550	5,000,055
General Electric Company	718,800	23,289,120

		28,289,175

Petroleum - International - 8.91%
Anadarko Petroleum Corporation	383,240	22,457,864
Burlington Resources Inc.	618,900	22,391,802
Exxon Mobil Corporation	424,576	18,855,420

		63,705,086

Petroleum - Services - 5.91%
Baker Hughes Incorporated	566,650	21,334,373
Nabors Industries Ltd.*	155,300	7,022,666
Schlumberger Limited	219,150	13,918,217

		42,275,256

Railroad - 0.94%
Union Pacific Corporation	112,900	6,711,905

Retail - General Merchandise - 5.56%
Costco Wholesale Corporation	607,550	25,006,758
Kohl's Corporation*	108,900	4,604,292
Wal-Mart Stores, Inc.	192,600	10,161,576

		39,772,626

Retail - Specialty Stores - 1.67%
Best Buy Co., Inc.	235,650	11,956,881

Security and Commodity Brokers - 0.75%
Goldman Sachs Group, Inc. (The)	56,850	5,352,996

Timesharing and Software - 0.75%
eBay Inc.*	58,200	5,354,400

Trucking and Shipping - 2.26%
United Parcel Service, Inc., Class B	215,100	16,169,067

Utilities - Electric - 3.09%
Dominion Resources, Inc.	349,700	22,059,076

Utilities - Telephone - 1.91%
Vodafone Group Plc, ADR	617,950	13,656,695

TOTAL COMMON STOCKS - 95.58%		$683,375,734

(Cost: $537,412,879)

TOTAL SHORT-TERM SECURITIES - 4.45%		$31,833,717

(Cost: $31,833,717)

TOTAL INVESTMENT SECURITIES - 100.03%		$715,209,451

(Cost: $569,246,596)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.03%)		(227,803)

NET ASSETS - 100.00%		$714,981,648

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.
(A)	Listed on an exchange outside the United States.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities

CORE EQUITY PORTFOLIO
June 30, 2004
(In Thousands, Except for Per Share Amounts)                                                 (Unaudited)

ASSETS
Investment securities - at value (cost - $569,247) (Notes 1 and 3)	$715,209
Cash	1
Receivables:
Investment securities sold	1,989
Dividends and interest	859
Fund shares sold	29
Prepaid and other assets	5

Total assets	718,092

LIABILITIES
Payable for investment securities purchased	2,702
Payable to Fund shareholders	308
Accrued accounting and administrative services fees (Note 2)	14
Accrued management fee (Note 2)	14
Accrued shareholder servicing (Note 2)	11
Accrued service fee (Note 2)	5
Other	56

Total liabilities	3,110

Total net assets	$714,982

NET ASSETS
$0.001 par value capital stock:
Capital stock	$75
Additional paid-in capital	760,698
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	1,717
Accumulated undistributed net realized loss on investment transactions	(193,471)
Net unrealized appreciation in value of investments	145,963

Net assets applicable to outstanding units of capital	$714,982

Net asset value, redemption and offering price per share	$9.4764

Capital shares outstanding	75,449
Capital shares authorized	180,000

See Notes to Financial Statements.

Statement of Operations

CORE EQUITY PORTFOLIO
For the Six Months Ended June 30, 2004
(In Thousands)                                                                                                 (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $48)	$5,132
Interest and amortization	176

Total income	5,308

Expenses (Note 2):
Investment management fee	2,514
Service fee	898
Accounting and administrative services fees	84
Shareholder servicing	23
Legal fees	21
Audit fees	13
Custodian fees	13
Other	63

Total expenses	3,629

Net investment income	1,679

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	12,665
Realized net loss on written options	(583)
Realized net gain on foreign currency transactions	38

Realized net gain on investments	12,120
Unrealized depreciation in value of investments during the period	(8,224)

Net gain on investments	3,896

Net increase in net assets resulting from operations	$5,575

See Notes to Financial Statements.

Statement of Changes in Net Assets

CORE EQUITY PORTFOLIO
(In Thousands)                                                                                                 (Unaudited)

	For the six months ended 6-30-04	For the fiscal year ended 12-31-03

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,679	$5,135
Realized net gain (loss) on investments	12,120	(3,571)
Unrealized appreciation (depreciation)	(8,224)	106,184

Net increase in net assets resulting from operations	5,575	107,748

Dividends to shareholders from (Note 1E):(1)
Net investment income	-	(5,146)
Realized gains on securities transactions	-	-

	-	(5,146)

Capital share transactions(2)	(26,778)	(16,108)

Total increase (decrease)	(21,203)	86,494
NET ASSETS
Beginning of period	736,185	649,691

End of period	$714,982	$736,185

Undistributed net investment income	$1,717	$- *

(1)See "Financial Highlights" on page 48.

(2) Shares issued from sale of shares	1,751	8,534
Shares issued in connection with merger of Advantus Core Equity Portfolio	-	2,418
Shares issued from reinvestment of dividend	-	548
Shares redeemed	(4,623)	(13,666)

Decrease in outstanding capital shares	(2,872)	(2,166)

Value issued from sale of shares	$16,338	$71,615
Value issued in connection with merger of Advantus Core Equity Portfolio	-	21,243
Value issued from reinvestment of dividend	-	5,146
Value redeemed	(43,116)	(114,112)

Decrease in outstanding capital	$(26,778)	$(16,108)

*Not shown due to rounding.

See Notes to Financial Statements.

Financial Highlights

CORE EQUITY PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

	For the six months ended		For the fiscal year ended December 31,
	6-30-04		2003	2002	2001	2000	1999

Net asset value, beginning of period	$9.3996		$8.0720	$10.3608	$12.2027	$12.9609	$12.3351

Income (loss) from investment operations:
Net investment income	0.0223		0.0662	0.0476	0.0231	0.0376	0.1571
Net realized and unrealized gain (loss) on investments	0.0545		1.3276	(2.2888)	(1.8418)	1.1650	1.3879

Total from investment operations	0.0768		1.3938	(2.2412)	(1.8187)	1.2026	1.5450

Less distributions from:
Net investment income	(0.0000)		(0.0662)	(0.0476)	(0.0229)	(0.0360)	(0.1570)
Capital gains	(0.0000)		(0.0000)	(0.0000)	(0.0003)	(1.9248)	(0.7622)

Total distributions	(0.0000)		(0.0662)	(0.0476)	(0.0232)	(1.9608)	(0.9192)

Net asset value, end of period	$9.4764		$9.3996	$8.0720	$10.3608	$12.2027	$12.9609

Total return	0.82%		17.27%	-21.63%	-14.91%	9.28%	12.52%
Net assets, end of period (in millions)	$715		$736	$650	$913	$1,084	$941
Ratio of expenses to average net assets	1.01	%(1)	1.00%	0.99%	0.98%	0.98%	0.96%
Ratio of net investment income to average net assets	0.47	%(1)	0.78%	0.50%	0.21%	0.28%	1.23%
Portfolio turnover rate	29%		49%	38%	31%	49%	70%

(1)Annualized.

See Notes to Financial Statements.

The Investments of Dividend Income Portfolio

June 30, 2004 (Unaudited)
COMMON STOCKS	Shares	Value

Aircraft - 1.75%
Goodrich Corporation	928	$30,002
Lockheed Martin Corporation	481	25,051

		55,053

Aluminum - 0.86%
Alcoa Incorporated	816	26,953

Banks - 3.54%
Bank of America Corporation	573	48,487
New York Community Bancorp, Inc.	1,230	24,145
Wells Fargo & Company	674	38,573

		111,205

Beverages - 3.86%
Anheuser-Busch Companies, Inc.	446	24,084
Coca-Cola Company (The)	1,050	53,004
Diageo plc, ADR	806	44,129

		121,217

Business Equipment and Services - 1.45%
Genuine Parts Company	1,145	45,434

Capital Equipment - 3.42%
Caterpillar Inc.	613	48,697
Deere & Company	835	58,567

		107,264

Chemicals - Petroleum and Inorganic - 1.48%
Dow Chemical Company (The)	553	22,507
du Pont (E.I.) de Nemours and Company	541	24,031

		46,538

Communications Equipment - 0.96%
Cisco Systems, Inc.*	1,275	30,224

Computers - Main and Mini - 1.41%
International Business Machines Corporation	502	44,251

Computers - Peripherals - 4.36%
Microsoft Corporation	2,636	75,297
SAP Aktiengesellschaft, ADR	1,473	61,586

		136,883

Electrical Equipment - 0.73%
Emerson Electric Co.	359	22,814

Electronic Components - 2.18%
Microchip Technology Incorporated	1,477	46,459
Texas Instruments Incorporated	901	21,786

		68,245

Finance Companies - 3.03%
Fannie Mae	580	41,389
SLM Corporation	1,324	53,556

		94,945

Food and Related - 1.41%
ConAgra Foods, Inc.	1,632	44,195

Health Care - Drugs - 5.01%
Abbott Laboratories	1,108	45,162
Eli Lilly and Company	671	46,910
Pfizer Inc.	1,901	65,166

		157,238

Health Care - General - 3.00%
Boston Scientific Corporation*	1,226	52,473
Hospira, Inc.*	1	14
Wyeth	1,151	41,620

		94,107

Hospital Supply and Management - 1.60%
Medtronic, Inc.	1,031	50,230

Hotels and Gaming - 3.12%
Mandalay Resort Group	463	31,780
Starwood Hotels & Resorts Worldwide, Inc.	1,472	66,019

		97,799

Household - General Products - 3.72%
Clorox Company (The)	676	36,355
Colgate-Palmolive Company	770	45,007
Procter & Gamble Company (The)	651	35,440

		116,802

Insurance - Property and Casualty - 1.16%
MGIC Investment Corporation	479	36,337

Multiple Industry - 2.47%
General Electric Company	2,391	77,468

Petroleum - International - 6.26%
Anadarko Petroleum Corporation	1,113	65,222
Burlington Resources Inc.	1,228	44,429
Exxon Mobil Corporation	1,950	86,600

		196,251

Petroleum - Services - 5.98%
BJ Services Company*	785	35,984
Baker Hughes Incorporated	1,146	43,147
Patterson-UTI Energy, Inc.	1,504	50,106
Schlumberger Limited	918	58,302

		187,539

Publishing - 1.38%
Knight-Ridder, Inc.	600	43,200

Real Estate Investment Trust - 2.95%
Equity Office Properties Trust	809	22,005
Maguire Properties, Inc.	546	13,524
ProLogis	695	22,879
Simon Property Group, Inc.	664	34,143

		92,551

Retail - General Merchandise - 1.18%
May Department Stores Company (The)	1,352	37,167

Savings and Loans - 0.63%
Capitol Federal Financial	657	19,657

Security and Commodity Brokers - 5.85%
Chicago Mercantile Exchange Holdings Inc.	543	78,393
Goldman Sachs Group, Inc. (The)	361	33,992
Merrill Lynch & Co., Inc.	672	36,275
Morgan Stanley	661	34,881

		183,541

Tobacco - 3.69%
Altria Group, Inc.	1,388	69,469
R.J. Reynolds Tobacco Holdings, Inc.	686	46,367

		115,836

Trucking and Shipping - 2.18%
United Parcel Service, Inc., Class B	912	68,555

Utilities - Electric - 2.31%
Dominion Resources, Inc.	566	35,703
Westar Energy, Inc.	1,844	36,714

		72,417

Utilities - Gas and Pipeline - 1.72%
Kinder Morgan, Inc.	908	53,835

Utilities - Telephone - 2.83%
SBC Communications Inc.	1,464	35,502
Verizon Communications Inc.	912	33,005
Vodafone Group Plc, ADR	911	20,133

		88,640

TOTAL COMMON STOCKS - 87.48%		$2,744,391

(Cost: $2,688,839)

SHORT-TERM SECURITY	Principal Amount in Thousands

Repurchase Agreement - 20.56%
J.P. Morgan Securities Inc., 0.75%
Repurchase Agreement dated 6-30-04,
to be repurchased at $645,013 on 7-1-04 (A)	$645	$645,000

(Cost: $645,000)

TOTAL INVESTMENT SECURITIES - 108.04%		$3,389,391

(Cost: $3,333,839)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (8.04%)		(252,339)

NET ASSETS - 100.00%		$3,137,052

Notes to Schedule of Investments

*	No dividends were paid during the preceding 12 months.
(A)	Collateralized by $655,678 United States Treasury Bond, 7.25% due 5-16-16; market value and accrued interest aggregate $660,789.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities

DIVIDEND INCOME PORTFOLIO
June 30, 2004                                                                                                 (Unaudited)

ASSETS
Investment securities - at value (cost - $2,688,839)	$2,744,391
Repurchase agreement - at value (cost - $645,000)	645,000
Cash	703
Receivables:
Fund shares sold	62,540
Dividends and interest	3,260
Prepaid and other assets	2,627

Total assets	3,458,521

LIABILITIES
Payable for investment securities purchased	321,050
Payable to Fund shareholders	49
Accrued service fee (Note 2)	21
Accrued shareholder servicing (Note 2)	5
Other	344

Total liabilities	321,469

Total net assets	$3,137,052

NET ASSETS
$0.001 par value capital stock:
Capital stock	$623
Additional paid-in capital	3,083,993
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss	(2,154)
Accumulated undistributed net realized loss on investment transactions	(962)
Net unrealized appreciation in value of investments	55,552

Net assets applicable to outstanding units of capital	$3,137,052

Net asset value, redemption and offering price per share	$5.0378

Capital shares outstanding	622,705
Capital shares authorized	100,000,000

See Notes to Financial Statements.

Statement of Operations

DIVIDEND INCOME PORTFOLIO
For the Six Months Ended June 30, 2004                                                 (Unaudited)

INVESTMENT LOSS
Income (Note 1B):
Dividends	$5,014
Interest and amortization	603

Total income	5,617

Expenses (Note 2):
Custodian fees	5,023
Legal fees	1,965
Investment management fee	1,906
Service fee	681
Shareholder servicing	10
Other	92

Total	9,677
Less voluntary waiver of investment management fee (Note 2)	(1,906)

Total expenses	7,771

Net investment loss	(2,154)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net loss on investments	(962)
Unrealized appreciation in value of investments during the period	55,552

Net gain on investments	54,590

Net increase in net assets resulting from operations	$52,436

See Notes to Financial Statements.

Statement of Changes in Net Assets

DIVIDEND INCOME PORTFOLIO
                                                                                                                                (Unaudited)

	For the six months ended 6-30-04	For the fiscal period from 12-30-03(1) through 12-31-03

INCREASE IN NET ASSETS
Operations:
Net investment loss	$(2,154)	$-
Realized net loss on investments	(962)	-
Unrealized appreciation	55,552	-

Net increase in net assets resulting from operations	52,436	-

Dividends to shareholders from (Note 1E):(2)
Net investment income	-	-
Realized gains on securities transactions	-	-

	-	-

Capital share transactions(3)	3,084,572	44

Total increase	3,137,008	44
NET ASSETS
Beginning of period	44	-

End of period	$3,137,052	$44

Undistributed net investment income (loss)	$(2,154)	$-

(1)Commencement of operations.
(2)See "Financial Highlights" on page 56.

(3) Shares issued from sale of shares	635,969	9
Shares issued from reinvestment of dividend	-	-
Shares redeemed	(13,273)	-

Increase in outstanding capital shares	622,696	9

Value issued from sale of shares	$3,150,830	$44
Value issued from reinvestment of dividend	-	-
Value redeemed	(66,258)	-

Increase in outstanding capital	$3,084,572	$44

See Notes to Financial Statements.

Financial Highlights

DIVIDEND INCOME PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:                 (Unaudited)

	For the six months ended 6-30-04		For the fiscal period from 12-30-03(1) through 12-31-03

Net asset value, beginning of period	$5.0000		$5.0000

Income (loss) from investment operations:
Net investment income (loss)	(0.0035)		0.0000
Net realized and unrealized gain on investments	0.0413		0.0000

Total from investment operations	0.0378		0.0000

Less distributions from:
Net investment income	(0.0000)		(0.0000)
Capital gains	(0.0000)		(0.0000)

Total distributions	(0.0000)		(0.0000)

Net asset value, end of period	$5.0378		$5.0000

Total return	0.76%		0.00%
Net assets, end of period	$3,137,052		$44
Ratio of expenses to average net assets including voluntary expense waiver	2.86	%(2)	0.00%
Ratio of net investment income (loss) average net assets including voluntary expense waiver	-0.79	%(2)	0.00%
Ratio of expenses to average net assets excluding voluntary expense waiver	3.56	%(2)	0.00%
Ratio of net investment income (loss) to average net assets excluding voluntary expense waiver	-1.49	%(2)	0.00%
Portfolio turnover rate	4%		0%

(1)Commencement of operations.
(2)Annualized.

See Notes to Financial Statements.

The Investments of Growth Portfolio

June 30, 2004 (Unaudited)
COMMON STOCKS	Shares	Value

Aircraft - 1.48%
Lockheed Martin Corporation	179,600	$9,353,568
Northrop Grumman Corporation	175,400	9,418,980

		18,772,548

Apparel - 2.11%
Coach, Inc.*	296,400	13,394,316
NIKE, Inc., Class B	177,600	13,453,200

		26,847,516

Banks - 1.00%
Citigroup Inc.	273,800	12,731,700

Beverages - 1.57%
Coca-Cola Company (The)	394,300	19,904,264

Business Equipment and Services - 3.33%
Cintas Corporation	200,000	9,533,000
Manpower Inc.	301,100	15,286,847
Staples, Inc.	594,600	17,430,699

		42,250,546

Chemicals - Specialty - 0.78%
Praxair, Inc.	248,000	9,897,680

Communications Equipment - 4.49%
Cisco Systems, Inc.*	1,725,884	40,912,080
Juniper Networks, Inc.*	225,000	5,527,125
Telefonaktiebolaget LM Ericsson, ADR*	355,000	10,610,950

		57,050,155

Computers - Micro - 2.52%
Dell Inc.*	891,740	32,044,677

Computers - Peripherals - 13.57%
EMC Corporation*	1,181,100	13,464,540
Electronic Arts Inc.*	334,400	18,219,784
Lexmark International, Inc.*	131,300	12,674,389
Mercury Interactive Corporation*	220,000	10,974,700
Microsoft Corporation	1,841,900	52,613,873
Oracle Corporation*	1,815,000	21,752,775
SAP Aktiengesellschaft, ADR	806,600	33,723,946
Symantec Corporation*	205,000	8,977,975

		172,401,982

Cosmetics and Toiletries - 3.52%
Avon Products, Inc.	694,600	32,048,844
Estee Lauder Companies Inc. (The), Class A	259,800	12,673,044

		44,721,888

Electronic Components - 7.94%
Analog Devices, Inc.	688,332	32,406,671
Linear Technology Corporation	334,300	13,196,493
Maxim Integrated Products, Inc.	313,172	16,446,228
Microchip Technology Incorporated	1,233,600	38,802,888

		100,852,280

Electronic Instruments - 0.97%
Applied Materials, Inc.*	629,642	12,356,724

Finance Companies - 1.97%
SLM Corporation	619,500	25,058,775

Health Care - Drugs - 10.05%
Alcon, Inc.	160,000	12,584,000
Allergan, Inc.	135,000	12,085,200
Amgen Inc.*	358,100	19,543,308
Forest Laboratories, Inc.*	230,000	13,024,900
Genentech, Inc.*	100,000	5,620,000
Pfizer Inc.	1,158,575	39,715,951
Teva Pharmaceutical Industries Limited, ADR	373,600	25,115,260

		127,688,619

Health Care - General - 6.07%
Biomet, Inc.	292,700	13,023,687
Boston Scientific Corporation*	654,800	28,025,440
Zimmer Holdings, Inc.*	408,400	36,020,880

		77,070,007

Hospital Supply and Management - 3.69%
Guidant Corporation	327,600	18,306,288
Medtronic, Inc.	586,900	28,593,768

		46,900,056

Hotels and Gaming - 2.56%
International Game Technology	840,400	32,439,440

Household - General Products - 2.04%
Colgate-Palmolive Company	215,000	12,566,750
Procter & Gamble Company (The)	245,200	13,348,688

		25,915,438

Leisure Time Industry - 0.96%
Carnival Corporation	260,000	12,220,000

Motor Vehicle Parts - 1.15%
Danaher Corporation	280,400	14,538,740

Motor Vehicles - 0.97%
Harley-Davidson, Inc.	199,400	12,350,836

Multiple Industry - 3.79%
General Electric Company	966,400	31,311,360
Research In Motion Limited*	245,640	16,816,514

		48,127,874

Petroleum - Services - 4.03%
BJ Services Company*	215,200	9,864,768
Baker Hughes Incorporated	253,900	9,559,335
Schlumberger Limited	100,000	6,351,000
Smith International, Inc.*	456,400	25,448,864

		51,223,967

Restaurants - 1.40%
Wendy's International, Inc.	510,000	17,768,400

Retail - General Merchandise - 2.32%
Costco Wholesale Corporation	310,900	12,796,644
Wal-Mart Stores, Inc.	315,000	16,619,400

		29,416,044

Retail - Specialty Stores - 2.03%
Home Depot, Inc. (The)	369,997	13,023,894
Lowe's Companies, Inc.	242,500	12,743,375

		25,767,269

Security and Commodity Brokers - 6.66%
Chicago Mercantile Exchange Holdings Inc.	150,000	21,655,500
Goldman Sachs Group, Inc. (The)	390,900	36,807,144
Morgan Stanley	355,000	18,733,350
T. Rowe Price Group, Inc.	146,000	7,360,590

		84,556,584

Timesharing and Software - 4.44%
Automatic Data Processing, Inc.	205,000	8,585,400
eBay Inc.*	374,050	34,412,600
Paychex, Inc.	395,000	13,378,650

		56,376,650

TOTAL COMMON STOCKS - 97.41%		$1,237,250,659

(Cost: $968,015,147)

TOTAL SHORT-TERM SECURITIES - 1.52%	$19,362,514

(Cost: $19,362,514)

TOTAL INVESTMENT SECURITIES - 98.93%	$1,256,613,173

(Cost: $987,377,661)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.07%	13,535,640

NET ASSETS - 100.00%	$1,270,148,813

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities

GROWTH PORTFOLIO
June 30, 2004
(In Thousands, Except for Per Share Amounts)                                                 (Unaudited)

ASSETS
Investment securities - at value (cost - $987,378) (Notes 1 and 3)	$1,256,613
Cash	1
Receivables:
Investment securities sold	25,479
Dividends and interest	578
Fund shares sold	164
Prepaid and other assets	7

Total assets	1,282,842

LIABILITIES
Payable for investment securities purchased	12,116
Payable to Fund shareholders	431
Accrued management fee (Note 2)	24
Accrued accounting and administrative services fees (Note 2)	20
Accrued shareholder servicing (Note 2)	18
Accrued service fee (Note 2)	9
Other	75

Total liabilities	12,693

Total net assets	$1,270,149

NET ASSETS
$0.001 par value capital stock:
Capital stock	$154
Additional paid-in capital	1,337,510
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss	(1,696)
Accumulated undistributed net realized loss on investment transactions	(335,055)
Net unrealized appreciation in value of investments	269,236

Net assets applicable to outstanding units of capital	$1,270,149

Net asset value, redemption and offering price per share	$8.2365

Capital shares outstanding	154,210
Capital shares authorized	320,000

See Notes to Financial Statements.

Statement of Operations

GROWTH PORTFOLIO
For the Six Months Ended June 30, 2004
(In Thousands)                                                                                                 (Unaudited)

INVESTMENT LOSS
Income (Note 1B):
Dividends (net of foreign withholding taxes of $34)	$4,596
Interest and amortization	105

Total income	4,701

Expenses (Note 2):
Investment management fee	4,403
Service fee	1,597
Accounting and administrative services fees	124
Shareholder servicing	41
Legal fees	39
Custodian fees	26
Audit fees	15
Other	129

Total expenses	6,374

Net investment loss	(1,673)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on investments	17,416
Unrealized appreciation in value of investments during the period	566

Net gain on investments	17,982

Net increase in net assets resulting from operations	$16,309

See Notes to Financial Statements.

Statement of Changes in Net Assets

GROWTH PORTFOLIO
(In Thousands)                                                                                                 (Unaudited)

	For the six months ended 6-30-04	For the fiscal year ended 12-31-03

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment loss	$(1,673)	$(753)
Realized net gain (loss) on investments	17,416	(537)
Unrealized appreciation	566	181,561

Net increase in net assets resulting from operations	16,309	180,271

Dividends to shareholders from (Note 1E):(1)
Net investment income	-	(13)
Realized gains on securities transactions	-	-

	-	(13)

Capital share transactions(2)	(29,103)	398,041

Total increase (decrease)	(12,794)	578,299

NET ASSETS
Beginning of period	1,282,943	704,644

End of period	$1,270,149	$1,282,943

Undistributed net investment loss	$(1,696)	$(23)

(1)See "Financial Highlights" on page 64.

(2)Shares issued from sale of shares	5,710	43,811
Shares issued in connection with merger of Advantus Capital Appreciation Portfolio and Advantus Growth Portfolio	-	24,453
Shares issued from reinvestment of dividend	-	1
Shares redeemed	(9,368)	(17,095)

Increase (decrease) in outstanding capital shares	(3,658)	51,170

Value issued from sale of shares	$46,665	$128,418
Value issued in connection with merger of Advantus Capital Appreciation Portfolio and Advantus Growth Portfolio	-	391,605
Value issued from reinvestment of dividend	-	13
Value redeemed	(75,768)	(121,995)

Increase (decrease) in outstanding capital	$(29,103)	$398,041

See Notes to Financial Statements.

Financial Highlights

GROWTH PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

For the six months ended	For the fiscal year ended December 31,
6-30-04	2003	2002	2001	2000	1999

Net asset value, beginning of period	$8.1267	$6.6041	$8.3923	$9.8831	$10.8751	$9.2989

Income (loss) from investment operations:
Net investment income (loss)	(0.0108)	(0.0048)	0.0009	0.0246	0.0163	0.0056
Net realized and unrealized gain (loss) on investments	0.1206	1.5275	(1.7882)	(1.4417)	0.1375	3.1886

Total from investment operations	0.1098	1.5227	(1.7873)	(1.4171)	0.1538	3.1942

Less distributions from:
Net investment income	(0.0000)	(0.0001)	(0.0009)	(0.0246)	(0.0163)	(0.0056)
Capital gains	(0.0000)	(0.0000)	(0.0000)	(0.0491)	(1.1295)	(1.6124)

Total distributions	(0.0000)	(0.0001)	(0.0009)	(0.0737)	(1.1458)	(1.6180)

Net asset value, end of period	$8.2365	$8.1267	$6.6041	$8.3923	$9.8831	$10.8751

Total return	1.35%	23.06%	-21.30%	-14.34%	1.41%	34.35%
Net assets, end of period (in millions)	$1,270	$1,283	$705	$995	$1,256	$1,163
Ratio of expenses to average net assets	1.00	%(1)	0.99%	0.99%	0.97%	0.96%	0.96%
Ratio of net investment income (loss) to average net assets	-0.26	%(1)	-0.09%	0.01%	0.27%	0.14%	0.06%
Portfolio turnover rate	38%	59%	41%	51%	57%	66%

(1)Annualized.

See Notes to Financial Statements.

The Investments of High Income Portfolio

June 30, 2004 (Unaudited)
COMMON STOCKS, RIGHT AND WARRANTS	Shares	Value

Broadcasting - 0.13%
Citadel Broadcasting Corporation*	15,000	$218,550

Communications Equipment - 0.00%
Primus Telecommunications Group, Incorporated, Warrants*	500	5

Finance Companies - 0.00%
ONO Finance Plc, Rights (A)*	250	2

Motor Vehicle Parts - 0.26%
Dura Automotive Systems, Inc., Class A*	49,000	448,105

Multiple Industry - 0.31%
ADESA, Inc.*	21,900	526,476

Petroleum - Services - 0.21%
Baker Hughes Incorporated	5,000	188,250
Schlumberger Limited	2,500	158,775

		347,025

Utilities - Telephone - 0.04%
GT Group Telecom, Inc., Warrants (A)*	300	3
IWO Holdings, Inc., Warrants (A)*	1,500	15
Leap Wireless International, Inc., Warrants (A)*	1,250	13
US Unwired, Inc., Class A*	25,280	74,576

		74,607

TOTAL COMMON STOCKS, RIGHT AND WARRANTS - 0.95%		$1,614,770

(Cost: $2,271,806)

PREFERRED STOCKS

Apparel - 0.40%
Anvil Holdings, Inc., 13.0%*	65,627	672,672

Broadcasting - 0.10%
Adelphia Communications Corporation, 13.0%*	12,500	178,125

TOTAL PREFERRED STOCKS - 0.50%		$850,797

(Cost: $1,942,028)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Air Transportation - 0.23%
AMR Corporation,
9.0%, 8-1-12	$500	395,000

Aircraft - 0.71%
BE Aerospace, Inc.,
8.5%, 10-1-10	50	52,625
Bombardier Recreational Products Inc.,
8.375%, 12-15-13 (A)	200	198,500
L-3 Communications Corporation,
6.125%, 1-15-14	1,000	955,000

		1,206,125

Apparel - 0.12%
Anvil Knitwear, Inc.,
10.875%, 3-15-07	250	195,000

Beverages - 0.63%
Cott Beverages Inc.,
8.0%, 12-15-11	1,000	1,062,500

Broadcasting - 6.04%
Adelphia Communications Corporation:
9.25%, 10-1-02 (B)	2,000	1,955,000
9.375%, 11-15-09 (B)	1,000	1,012,500
Cablevision Systems Corporation,
5.66%, 4-1-09 (A)	1,000	1,025,000
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corporation:
10.25%, 9-15-10 (A)	1,000	1,007,500
0.0%, 5-15-11 (C)	1,000	647,500
0.0%, 1-15-12 (C)	500	297,500
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp.,
8.0%, 4-30-12 (A)	1,000	967,500
Gray Communications Systems, Inc.,
9.25%, 12-15-11	500	548,125
Insight Communications Company, Inc.,
0.0%, 2-15-11 (C)	1,500	1,350,000
Spanish Broadcasting System, Inc.,
9.625%, 11-1-09	1,015	1,070,825
Young Broadcasting Inc.,
8.5%, 12-15-08 (A)	350	368,375

		10,249,825

Business Equipment and Services - 5.49%
Alderwoods Group, Inc.,
12.25%, 1-2-09	500	552,500
Allied Waste North America, Inc.:
8.5%, 12-1-08	1,000	1,093,750
6.125%, 2-15-14 (A)	425	388,875
Argo-Tech Corporation,
9.25%, 6-1-11 (A)	200	206,000
Armor Holdings, Inc.,
8.25%, 8-15-13	750	802,500
Browning-Ferris Industries, Inc.,
7.875%, 3-15-05	15	15,450
DigitalNet, Inc.,
9.0%, 7-15-10	975	1,040,812
IESI Corporation,
10.25%, 6-15-12	1,150	1,253,500
Nextel Partners, Inc.,
8.125%, 7-1-11	1,250	1,275,000
Vertis, Inc.:
9.75%, 4-1-09	150	161,250
10.875%, 6-15-09	1,420	1,526,500
13.5%, 12-7-09 (A)	1,000	1,000,000

		9,316,137

Capital Equipment - 2.73%
Atrium Companies, Inc.,
10.5%, 5-1-09	1,500	1,571,250
Case New Holland Inc.,
9.25%, 8-1-11 (A)	1,000	1,050,000
Esterline Technologies Corporation,
7.75%, 6-15-13	750	772,500
Mueller Group, Inc.:
5.91875%, 11-1-11 (A)	300	312,000
10.0%, 5-1-12 (A)	900	936,000

		4,641,750

Chemicals - Petroleum and Inorganic - 0.31%
PolyOne Corporation,
10.625%, 5-15-10	500	530,000

Chemicals - Specialty - 1.17%
Buckeye Technologies Inc.:
8.0%, 10-15-10	500	458,750
8.5%, 10-1-13	1,250	1,262,500
Ethyl Corporation,
8.875%, 5-1-10	250	263,750

		1,985,000

Coal - 0.47%
Southern Star Central Corp.,
8.5%, 8-1-10	750	795,000

Communications Equipment - 1.20%
General Cable Corporation,
9.5%, 11-15-10	500	537,500
Pliant Corporation,
0.0%, 6-15-09 (C)	450	379,125
Primus Telecommunications Holding, Inc.,
8.0%, 1-15-14 (A)	425	374,000
SBA Communications Corporation and SBA Telecommunications, Inc.,
0.0%, 12-15-11 (C)	1,000	740,000

		2,030,625

Computers - Peripherals - 0.78%
Activant Solutions Inc.,
10.5%, 6-15-11	1,250	1,318,750

Construction Materials - 3.62%
Ames True Temper, Inc.,
10.0%, 7-15-12 (A)	425	426,062
Brand Services, Inc.,
12.0%, 10-15-12	650	741,000
Interface, Inc.:
10.375%, 2-1-10	445	496,175
9.5%, 2-1-14 (A)	1,250	1,243,750
Jacuzzi Brands, Inc.,
9.625%, 7-1-10	1,750	1,872,500
MAAX Corporation,
9.75%, 6-15-12 (A)	500	515,000
Ply Gem Industries, Inc.,
9.0%, 2-15-12 (A)	600	612,000
WII Components, Inc.,
10.0%, 2-15-12 (A)	250	245,000

		6,151,487

Containers - 3.98%
Alltrista Corporation,
9.75%, 5-1-12	250	271,875
BWAY Corporation,
10.0%, 10-15-10	1,000	1,050,000
Crown European Holdings:
9.5%, 3-1-11	1,000	1,090,000
10.875%, 3-1-13	50	57,000
MDP Acquisitions plc,
9.625%, 10-1-12	900	985,500
Owens-Brockway Glass Container Inc.,
8.75%, 11-15-12	750	813,750
Owens-Illinois, Inc.,
7.35%, 5-15-08	2,500	2,493,750

		6,761,875

Electrical Equipment - 4.23%
Integrated Electrical Services, Inc.,
9.375%, 2-1-09	2,853	2,945,722
Nortek Holdings, Inc.,
0.0%, 5-15-11 (A)(C)	2,000	1,600,000
Nortek, Inc.,
9.875%, 6-15-11	1,500	1,710,000
Rayovac Corporation,
8.5%, 10-1-13	350	367,500
Rexnord Corporation,
10.125%, 12-15-12	500	550,000

		7,173,222

Electronic Components - 0.21%
Communications & Power Industries, Inc.,
8.0%, 2-1-12	350	350,000

Electronic Instruments - 0.62%
Aavid Thermal Technologies, Inc.,
12.75%, 2-1-07	1,000	1,060,000

Finance Companies - 9.27%
BCP Caylux Holdings Luxembourg S.C.A.,
9.625%, 6-15-14 (A)	600	621,750
Cellu Tissue Holdings, Inc.,
9.75%, 3-15-10 (A)	300	288,000
DIRECTV Holdings LLC and DIRECTV Financing Co.,Inc.,
8.375%, 3-15-13	1,075	1,189,219
Equinox Holdings Inc.,
9.0%, 12-15-09 (A)	650	646,750
Ferrellgas Partners, L.P. and Ferrellgas Partners Finance Corp.,
8.75%, 6-15-12	2,500	2,668,750
Level 3 Financing, Inc.,
10.75%, 10-15-11 (A)	725	639,813
MSW Energy Holdings LLC and MSW Energy Finance Co., Inc.,
8.5%, 9-1-10	300	317,250
Mueller Holdings (N.A.), Inc.,
0.0%, 4-15-14, Units (A)(C)(D)	2,000	1,200,000
NBC Acquisition Corp.,
0.0%, 3-15-13 (C)	600	378,000
NMHG Holding Co.,
10.0%, 5-15-09	1,000	1,100,000
Nexstar Broadcasting, Inc.,
7.0%, 1-15-14	500	472,500
Nexstar Finance, L.L.C. and Nexstar Finance, Inc.,
12.0%, 4-1-08	1,500	1,657,500
Pinnacle Foods Holding Corporation,
8.25%, 12-1-13 (A)	750	723,750
Qwest Capital Funding, Inc.,
7.75%, 8-15-06	1,000	990,000
Tabletop Holdings, Inc.,
0.0%, 5-15-14 (A)(C)	2,000	1,220,000
Toll Corp.,
8.0%, 5-1-09	1,000	1,030,000
UAP Holding Corp.,
0.0%, 7-15-12 (A)(C)	750	599,250

		15,742,532

Food and Related - 3.37%
American Seafoods Group LLC and American Seafoods, Inc.,
10.125%, 4-15-10	860	1,032,000
B & G Foods, Inc.,
9.625%, 8-1-07	2,000	2,035,000
Chiquita Brands International, Inc.,
10.56%, 3-15-09	1,000	1,090,000
Gold Kist Inc.,
10.25%, 3-15-14 (A)	1,000	1,085,000
Merisant Company,
9.5%, 7-15-13 (A)	450	479,250

		5,721,250

Forest and Paper Products - 1.24%
Georgia-Pacific Corporation,
8.875%, 5-15-31	1,440	1,537,200
Newark Group (The),
9.75%, 3-15-14 (A)	600	574,500

		2,111,700

Furniture and Furnishings - 1.03%
Associated Materials Incorporated:
9.75%, 4-15-12	525	582,750
0.0%, 3-1-14 (A)(C)	1,750	1,172,500

		1,755,250

Health Care - General - 1.59%
Sybron Dental Specialties, Inc.,
8.125%, 6-15-12	1,580	1,690,600
Universal Hospital Services, Inc.,
10.125%, 11-1-11	1,000	1,015,000

		2,705,600

Homebuilders, Mobile Homes - 1.45%
Technical Olympic USA, Inc.,
7.5%, 3-15-11	300	279,000
WCI Communities, Inc.:
10.625%, 2-15-11	1,000	1,107,500
9.125%, 5-1-12	1,000	1,080,000

		2,466,500

Hospital Supply and Management - 1.99%
Medex, Inc.,
8.875%, 5-15-13	1,000	1,055,000
Psychiatric Solutions, Inc.,
10.625%, 6-15-13	450	511,875
Select Medical Corporation,
7.5%, 8-1-13	125	123,125
Tenet Healthcare Corporation,
9.875%, 7-1-14 (A)	550	559,625
United Surgical Partners Holdings, Inc.,
10.0%, 12-15-11	1,000	1,125,000

		3,374,625

Hotels and Gaming - 1.85%
Inn of the Mountain Gods Resort and Casino,
12.0%, 11-15-10 (A)	850	943,500
Mohegan Tribal Gaming Authority,
8.0%, 4-1-12	600	639,000
River Rock Entertainment Authority,
9.75%, 11-1-11 (A)	900	981,000
Venetian Casino Resort, LLC and Las Vegas Sands, Inc.,
11.0%, 6-15-10	500	577,500

		3,141,000

Household - General Products - 2.47%
Appleton Papers Inc.:
8.125%, 6-15-11 (A)	450	455,625
9.75%, 6-15-14 (A)	600	601,500
Del Monte Corporation,
8.625%, 12-15-12	400	431,000
JohnsonDiversey, Inc.,
9.625%, 5-15-12	1,060	1,155,400
Nebraska Book Company, Inc.,
8.625%, 3-15-12	1,000	980,000
Sealy Mattress Company,
8.25%, 6-15-14 (A)	575	577,875

		4,201,400

Leisure Time Industry - 1.93%
Hollywood Park, Inc.,
9.25%, 2-15-07	2,000	2,050,000
K2 Inc.,
7.375%, 7-1-14 (A)	400	407,000
Pinnacle Entertainment Inc.,
8.25%, 3-15-12 (A)	850	813,875

		3,270,875

Metal Fabrication - 0.49%
IMCO Recycling Inc.,
10.375%, 10-15-10	775	837,000

Mining - 1.44%
Compass Minerals Group, Inc.,
10.0%, 8-15-11	43	47,730
Compass Minerals International, Inc.:
0.0%, 12-15-12 (C)	1,350	1,066,500
0.0%, 6-1-13 (C)	1,750	1,330,000

		2,444,230

Motion Pictures - 1.27%
Carmike Cinemas, Inc.,
7.5%, 2-15-14 (A)	500	477,500
Cinemark, Inc.,
0.0%, 3-15-14 (A)(C)	2,000	1,305,000
Cinemark USA, Inc.,
9.0%, 2-1-13	347	378,664

		2,161,164

Motor Vehicle Parts - 0.75%
Collins & Aikman Floorcoverings, Inc.,
9.75%, 2-15-10	1,250	1,268,750

Motor Vehicles - 2.04%
Group 1 Automotive, Inc.,
8.25%, 8-15-13	500	523,750
United Auto Group, Inc.,
9.625%, 3-15-12	1,500	1,642,500
Sonic Automotive, Inc.,
8.625%, 8-15-13	1,250	1,303,125

		3,469,375

Multiple Industry - 2.96%
ADESA, Inc.,
7.75%, 6-15-12	300	302,625
CBD Media LLC and CBD Finance, Inc.,
8.625%, 6-1-11	1,000	1,052,500
CSC Holdings, Inc.,
6.75%, 4-15-12 (A)	425	408,000
Doane Pet Care Company,
10.75%, 3-1-10	700	738,500
MCI, Inc.:
5.908%, 5-1-07	277	268,690
6.688%, 5-1-09	277	256,225
7.735%, 5-1-14	237	212,115
Muzak LLC and Muzak Finance Corp.,
10.0%, 2-15-09	500	440,000
Viasystems, Inc.,
10.5%, 1-15-11 (A)	500	525,000
WESCO Distribution, Inc.,
9.125%, 6-1-08	800	823,000

		5,026,655

Non-Residential Construction - 0.33%
National Waterworks, Inc.,
10.5%, 12-1-12	500	555,000

Petroleum - Domestic - 1.07%
EXCO Resources, Inc.,
7.25%, 1-15-11	900	913,500
KCS Energy, Inc.,
7.125%, 4-1-12 (A)	150	149,250
Medical Device Manufacturing, Inc.,
10.0%, 7-15-12 (A)	300	306,000
Whiting Petroleum Corporation,
7.25%, 5-1-12 (A)	450	445,500

		1,814,250

Petroleum - International - 0.86%
Chesapeake Energy Corporation,
6.875%, 1-15-16	1,500	1,462,500

Petroleum - Services - 1.47%
Hanover Compressor Company:
0.0%, 3-31-07	500	395,000
8.625%, 12-15-10	500	517,500
9.0%, 6-1-14	150	155,625
North American Energy Partners Inc.,
8.75%, 12-1-11 (A)	367	363,330
Parker Drilling Company,
9.625%, 10-1-13	250	259,375
SESI, L.L.C.,
8.875%, 5-15-11	750	808,125

		2,498,955

Publishing - 2.34%
Dex Media East LLC and Dex Media East Finance Co.,
12.125%, 11-15-12	525	612,938
Dex Media, Inc.,
0.0%, 11-15-13 (A)(C)	1,500	967,500
Dex Media West LLC and Dex Media West Finance Co.:
8.5%, 8-15-10	300	327,000
9.875%, 8-15-13	1,000	1,097,500
8.0%, 11-15-13 (A)	1,000	960,000

		3,964,938

Railroad - 0.53%
Kansas City Southern Railway Company (The),
7.5%, 6-15-09	900	900,000

Real Estate Investment Trust - 2.42%
Host Marriott, L.P.,
7.125%, 11-1-13	750	735,000
Meritage Corporation:
9.75%, 6-1-11	1,275	1,402,500
7.0%, 5-1-14	1,000	950,000
Thornburg Mortgage, Inc.,
8.0%, 5-15-13	1,000	1,015,000

		4,102,500

Restaurants - 0.85%
Carrols Corporation,
9.5%, 12-1-08	250	258,750
Friendly Ice Cream Corporation,
8.375%, 6-15-12 (A)	750	727,500
Pierre Merger Corp.,
9.875%, 7-15-12 (A)	450	456,188

		1,442,438

Retail - Food Stores - 1.45%
Couche-Tard U.S. L.P. and Couche-Tard
Financing Corp.,
7.5%, 12-15-13	900	900,000
Rite Aid Corporation:
7.125%, 1-15-07	500	511,250
8.125%, 5-1-10	1,000	1,052,500

		2,463,750

Retail - General Merchandise - 1.40%
Interline Brands, Inc.,
11.5%, 5-15-11	500	552,500
Roundy's, Inc.,
8.875%, 6-15-12	1,000	1,060,000
Stater Bros. Holdings Inc.:
5.06%, 6-15-10 (A)	500	508,125
8.125%, 6-15-12 (A)	250	250,937

		2,371,562

Retail - Specialty Stores - 2.30%
CSK Auto Corporation,
7.0%, 1-15-14 (A)	350	333,375
FTD, Inc.,
7.75%, 2-15-14	500	463,750
General Nutrition Centers, Inc.,
8.5%, 12-1-10 (A)	200	207,500
Jo-Ann Stores, Inc.,
7.5%, 3-1-12 (A)	1,500	1,470,000
Michaels Stores, Inc.,
9.25%, 7-1-09	500	547,500
United Rentals (North America), Inc.,
7.0%, 2-15-14	1,000	890,000

		3,912,125

Security and Commodity Brokers - 0.46%
Global Cash Access, L.L.C. and Global Cash Access Finance Corporation,
8.75%, 3-15-12 (A)	750	780,000

Timesharing and Software - 0.23%
NTL Cable PLC,
8.75%, 4-15-14 (A)	375	384,375

Tires and Rubber Products - 0.30%
GEO Sub Corp.,
11.0%, 5-15-12 (A)	500	505,625

Utilities - Gas and Pipeline - 3.45%
ANR Pipeline Company,
8.875%, 3-15-10	500	546,250
AmeriGas Partners, L.P. and AP Eagle Finance Corp.,
8.875%, 5-20-11	1,500	1,597,500
Northwest Pipeline Corporation,
8.125%, 3-1-10	750	808,125
Southern Natural Gas Company,
8.875%, 3-15-10	1,000	1,092,500
Williams Companies, Inc. (The),
7.5%, 1-15-31	2,000	1,810,000

		5,854,375

Utilities - Telephone - 8.49%
Alamosa (Delaware), Inc.:
0.0%, 7-31-09 (C)	1,000	965,000
8.5%, 1-31-12 (A)	750	735,000
American Tower Corporation,
9.375%, 2-1-09	1,000	1,067,500
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and Centennial Puerto Rico Operations Corp.,
8.125%, 2-1-14 (A)	300	278,250
Crown Castle International Corp.,
7.5%, 12-1-13	2,000	1,990,000
Level 3 Communications, Inc.,
10.5%, 12-1-08	850	673,625
Nextel Communications, Inc.,
7.375%, 8-1-15	1,750	1,767,500
Qwest Services Corporation and Qwest Communications International Inc.:
13.0%, 12-15-07 (A)	500	570,000
13.5%, 12-15-10 (A)	1,500	1,743,750
14.0%, 12-15-14 (A)	1,500	1,788,750
SBA Communications Corporation,
10.25%, 2-1-09	1,000	1,025,000
Triton PCS, Inc.,
8.75%, 11-15-11	1,000	825,000
US Unwired, Inc.:
5.79125%, 6-15-10 (A)	400	405,500
10.0%, 6-15-12 (A)	575	580,750

		14,415,625

TOTAL CORPORATE DEBT SECURITIES - 95.63%		$162,348,220

(Cost: $157,522,960)

TOTAL SHORT-TERM SECURITIES - 0.36%		$611,000

(Cost: $611,000)

TOTAL INVESTMENT SECURITIES - 97.44%		$165,424,787

(Cost: $162,347,794)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 2.56%		4,349,529

NET ASSETS - 100.00%		$169,774,316

Notes to Schedule of Investments

*	No dividends were paid during the preceding 12 months.
(A)
Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers At June 30, 2004, the total value of these securities amounted to $44,698,863 or 26.33% of net assets.

(B)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.
(C)	The security does not bear interest for an initial period of time and subsequently becomes interest bearing.
(D)
Each unit of Mueller Holdings (N.A.), Inc. consists of $1,000 principal amount of 14.75% senior discount notes due April 15, 2014 and one warrant to purchase 109.80889 shares of Class A common stock, par value $0.01 per share, of Meuller Holdings (N.A.), Inc.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities

HIGH INCOME PORTFOLIO
June 30, 2004
(In Thousands, Except for Per Share Amounts)                                                 (Unaudited)

ASSETS
Investment securities - at value (cost - $162,348)
(Notes 1 and 3)	$165,425
Cash	234
Receivables:
Dividends and interest	2,929
Investment securities sold	2,739
Fund shares sold	143
Prepaid and other assets	2

Total assets	171,472

LIABILITIES
Payable for investment securities purchased	1,638
Payable to Fund shareholders	14
Accrued accounting and administrative services fees (Note 2)	5
Accrued management fee (Note 2)	3
Accrued shareholder servicing (Note 2)	3
Accrued service fee (Note 2)	1
Other	34

Total liabilities	1,698

Total net assets	$169,774

NET ASSETS
$0.001 par value capital stock:
Capital stock	$50
Additional paid-in capital	197,924
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	6,098
Accumulated undistributed net realized loss on investment transactions	(37,375)
Net unrealized appreciation in value of investments	3,077

Net assets applicable to outstanding units of capital	$169,774

Net asset value, redemption and offering price per share	$3.3885

Capital shares outstanding	50,104
Capital shares authorized	120,000

See Notes to Financial Statements.

Statement of Operations

HIGH INCOME PORTFOLIO
For the Six Months Ended June 30, 2004
(In Thousands)                                                                                                       (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Interest and amortization	$6,909
Dividends	2

Total income	6,911

Expenses (Note 2):
Investment management fee	525
Service fee	210
Accounting and administrative services fees	33
Audit fees	9
Custodian fees	8
Legal fees	5
Shareholder servicing	5
Other	18

Total expenses	813

Net investment income	6,098

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on investments	2,774
Unrealized depreciation in value of investments during the period	(6,362)

Net loss on investments	(3,588)

Net increase in net assets resulting from operations	$2,510

See Notes to Financial Statements.

Statement of Changes in Net Assets

HIGH INCOME PORTFOLIO
(In Thousands)                                                                                                      (Unaudited)

	For the six months ended 6-30-04	For the fiscal year ended 12-31-03

INCREASE IN NET ASSETS
Operations:
Net investment income	$6,098	$11,586
Realized net gain on investments	2,774	3,942
Unrealized appreciation (depreciation)	(6,362)	10,475

Net increase in net assets resulting from operations	2,510	26,003

Dividends to shareholders from net investment income (Note 1E):(1)	-	(11,586)

Capital share transactions(2)	2,796	22,083

Total increase	5,306	36,500
NET ASSETS
Beginning of period	164,468	127,968

End of period	$169,774	$164,468

Undistributed net investment income	$6,098	$- *

(1)See "Financial Highlights" on pages 81.

(2)Shares issued from sale of shares	4,035	11,337
Shares issued from reinvestment of dividend	-	3,471
Shares redeemed	(3,209)	(8,206)

Increase in outstanding capital shares	826	6,602

Value issued from sale of shares	$13,583	$37,057
Value issued from reinvestment of dividend	-	11,586
Value redeemed	(10,787)	(26,560)

Increase in outstanding capital	$2,796	$22,083

*Not shown due to rounding.

See Notes to Financial Statements.

Financial Highlights

HIGH INCOME PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:                       (Unaudited)

	For the six months ended		For the fiscal year ended December 31,
	6-30-04		2003	2002	2001	2000	1999

Net asset value, beginning of period	$3.3375		$2.9986	$3.3261	$3.3542	$4.1691	$4.4143

Income (loss) from investment operations:
Net investment income	0.1217		0.2529	0.2602	0.3346	0.4107	0.4313
Net realized and unrealized gain (loss) on investments	(0.0707)		0.3389	(0.3275)	(0.0281)	(0.8149)	(0.2452)

Total from investment operations	0.0510		0.5918	(0.0673)	0.3065	(0.4042)	0.1861

Less distributions from net investment income	(0.0000)		(0.2529)	(0.2602)	(0.3346)	(0.4107)	(0.4313)

Net asset value, end of period	$3.3885		$3.3375	$2.9986	$3.3261	$3.3542	$4.1691

Total return	1.53%		19.74%	-2.02%	9.18%	-9.73%	4.22%
Net assets, end of period (in millions)	$170		$164	$128	$116	$102	$121
Ratio of expenses to average net assets	0.97	%(1)	0.95%	0.95%	0.93%	0.96%	0.92%
Ratio of net investment income to average net assets	7.29	%(1)	7.99%	8.42%	9.60%	10.02%	9.17%
Portfolio turnover rate	44%		119%	85%	194%	119%	88%

(1)Annualized.

See Notes to Financial Statements.

INTERNATIONAL PORTFOLIO

As a shareholder of International Portfolio, for every $100 you had invested on June 30, 2004, your Portfolio was invested by geographic region and by industry, respectively, as follows:

Europe	$63.84
Pacific Basin	24.93
Cash and Cash Equivalents	4.77
Canada	2.26
Scandinavia	2.26
Other Government Security	1.48
Other	0.46

Financial Services Stocks	$21.62
Consumer Nondurables Stocks	10.99
Utilities Stocks	8.10
Retail Stocks	7.34
Technology Stocks	7.30
Consumer Services Stocks	6.41
Health Care Stocks	6.33
Business Equipment and Services Stocks	5.91
Energy Stocks	5.73
Capital Goods Stocks	5.45
Cash and Cash Equivalents	4.77
Consumer Durables Stocks	3.63
Raw Materials Stocks	2.68
Miscellaneous Stocks	2.26
Other Government Security	1.48

The Investments of International Portfolio

June 30, 2004 (Unaudited)
COMMON STOCKS	Shares	Value

Australia - 1.95%
Australia and New Zealand Banking Group Limited (A)	62,500	$794,152
News Corporation Limited (The) (A)	199,655	839,236
Westpac Banking Corporation (A)	68,600	1,759,733

		3,393,121

Austria - 1.81%
Erste Bank der oesterreichischen Sparkassen AG (A)*	20,000	3,145,134

Canada - 2.26%
EnCana Corporation (A)	45,000	1,934,422
Shoppers Drug Mart Corporation (A)(B)*	80,000	1,993,435

		3,927,857

China - 2.15%
China Resources Power Holdings Company Limited (A)(B)*	3,142,000	1,772,478
Ping An Insurance (Group) Company of China, Ltd. (A)(B)*	1,440,000	1,956,998

		3,729,476

France - 8.22%
AXA (A)	44,700	985,528
Credit Agricole S.A.(A)	44,700	1,088,981
France Telecom (A)*	32,000	834,934
Lafarge (A)	13,000	1,160,727
Pernod Ricard (A)	17,100	2,189,182
Publicis Groupe S.A. (A)	50,000	1,481,819
Schneider Electric SA (A)	21,500	1,469,211
TF1 (A)	34,000	1,072,245
THOMSON (A)	35,000	691,089
Total S.A. (A)	17,300	3,302,159

		14,275,875

Germany - 10.93%
Allianz Aktiengesellschaft, Registered Shares (A)	29,500	3,198,122
BASF Aktiengesellschaft (A)	20,400	1,094,609
Deutsche Telekom AG, Registered Shares (A)*	76,300	1,342,998
Fresenius AG (A)	4,700	355,584
Henkel Kommanditgesellschaft auf Aktien (A)	31,800	2,719,238
Munchener Ruckversicherungs -
Gesellschaft Aktiengesellschaft (A)	6,600	717,924
PUMA Aktiengesellschaft Rudolf Dassler Sport (A)	17,500	4,444,542
SAP Aktiengesellschaft (A)*	17,000	2,836,955
Siemens AG (A)	31,450	2,265,992

		18,975,964

Greece - 0.95%
Alpha Bank (A)(B)	65,000	1,654,789

Ireland - 2.66%
Anglo Irish Bank Corporation plc (Great Britain) (A)	138,273	2,172,751
Anglo Irish Bank Corporation plc (Ireland) (A)	33,000	516,535
DEPFA BANK plc (A)	133,600	1,936,584

		4,625,870

Israel - 0.14%
VIZRT Ltd. (A)(B)*	60,000	247,762

Italy - 2.19%
Alleanza Assicurazioni S.p.A. (A)	40,000	457,031
Assicurazioni Generali SpA (A)	35,200	950,586
Eni S.p.A. (A)	120,000	2,385,527

		3,793,144

Japan - 19.81%
ACOM CO., LTD. (A)	18,900	1,225,376
Asahi Glass Company, Limited (A)	203,000	2,106,945
Canon Inc. (A)	50,000	2,629,052
Dentsu Inc. (A)	900	2,312,651
Honda Motor Co., Ltd. (A)	21,100	1,014,915
Hoya Corporation (A)	19,000	1,984,180
Ito-Yokado Co., Ltd. (A)	41,000	1,750,903
Kao Corporation (A)	107,000	2,573,362
Matsushita Electric Industrial Co., Ltd. (A)	60,000	849,893
Mitsui Fudosan Co., Ltd. (A)	79,000	944,922
Mitsui Trust Holdings, Inc. (A)	151,000	1,104,659
NIDEC Corporation (A)	9,000	920,123
Nippon Telegraph and Telephone Corporation (A)	300	1,599,378
Nippon Television Network Corporation (A)	10,700	1,751,452
Nomura Holdings, Inc. (A)	237,000	3,500,114
OMRON Corporation (A)	43,000	1,004,664
ORIX Corporation (A)	16,000	1,828,906
Sumitomo Mitsui Financial Group, Inc. (A)	120	820,813
Takeda Chemical Industries, Ltd. (A)	29,000	1,270,267
Tokyo Gas Co., Ltd. (A)	339,000	1,199,698
Toyota Motor Corporation (A)	49,900	2,016,899

		34,409,172

Luxembourg - 0.48%
ARCELOR (A)	50,000	840,489

Mexico - 0.32%
Cemex, S.A. de C.V., ADR	19,000	552,900

Netherlands - 2.48%
Euronext N.V. (A)	31,500	878,676
ING Groep N.V., Certicaaten Van Aandelen (A)	72,030	1,702,151
Koninklijke Philips Electronics N.V., Ordinary Shares (A)	64,000	1,725,219

		4,306,046

South Korea - 1.02%
Samsung Electronics Co., Ltd. (A)	4,300	1,775,076

Spain - 1.04%
Telefonica, S.A. (A)	121,500	1,798,190

Sweden - 2.26%
Telefonaktiebolaget LM Ericsson, Class B (A)*	1,331,850	3,928,135

Switzerland - 12.61%
ABB Ltd (A)*	150,300	822,328
Baloise-Holding, Registered Shares (A)	41,500	1,803,195
Credit Suisse Group, Registered Shares (A)*	116,600	4,144,329
Holcim Ltd, Registered Shares (A)	20,000	1,087,859
Nestle S.A., Registered Shares (A)	13,500	3,601,438
Novartis AG, Registered Shares (A)	87,900	3,878,974
Roche Holdings AG, Genussschein (A)	14,500	1,436,102
Serono S.A., Class B (A)	900	567,173
Synthes, Inc. (A)	11,500	1,311,202
UBS AG (A)	46,150	3,252,985

		21,905,585

United Kingdom - 20.47%
BAA plc (A)	100,000	1,003,440
BP p.l.c. (A)	264,500	2,335,224
British American Tobacco p.l.c. (A)	57,400	889,197
British Sky Broadcasting Group plc (A)	300,424	3,387,653
Capita Group Plc (The) (A)(B)	215,610	1,244,951
Compass Group PLC (A)	577,500	3,522,986
Diageo plc (A)	87,000	1,172,665
GlaxoSmithKline plc (A)	107,700	2,178,983
ITV plc (A)*	831,000	1,740,030
NEXT plc (A)	70,100	1,808,409
Reckitt Benckiser plc (A)	149,022	4,217,229
Reuters Group PLC (A)	212,600	1,427,991
Royal Bank of Scotland Group plc (The) (A)	71,959	2,071,617
tesco plc (A)	760,000	3,668,403
Vodafone Group Plc (A)	1,037,000	2,270,073
WPP Group plc (A)	255,000	2,588,821

		35,527,672

TOTAL COMMON STOCKS - 93.75%		$162,812,257

(Cost: $138,003,782)

OTHER GOVERNMENT SECURITY - 1.48%	Principal Amount in Thousands

Germany
Bundesschwatzanweisungen Treasury Note,
2.5%, 3-18-05 (C)	EUR2,100	$2,562,586

(Cost: $2,460,023)

TOTAL SHORT-TERM SECURITIES - 4.46%		$7,748,963

(Cost: $7,748,963)

TOTAL INVESTMENT SECURITIES - 99.69%		$173,123,806

(Cost: $148,212,768)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.31%		539,623

NET ASSETS - 100.00%		$173,663,429

Notes to Schedule of Investments

*	No dividends were paid during the preceding 12 months.
(A)	Listed on an exchange outside the United States.
(B)
Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, the total value of these securities amounted to $8,870,413 or 5.11% of net assets.

(C)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro).
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities

INTERNATIONAL PORTFOLIO
June 30, 2004
(In Thousands, Except for Per Share Amounts)                                                       (Unaudited)

ASSETS
Investment securities - at value (cost - $148,213) (Notes 1 and 3)	$173,124
Cash	15
Receivables:
Dividends and interest	627
Fund shares sold	15
Prepaid and other assets	1

Total assets	173,782

LIABILITIES
Payable to Fund shareholders	79
Accrued accounting and administrative services fees (Note 2)	5
Accrued management fee (Note 2)	4
Accrued shareholder servicing (Note 2)	3
Accrued service fee (Note 2)	1
Other	27

Total liabilities	119

Total net assets	$173,663

NET ASSETS
$0.001 par value capital stock:
Capital stock	$29
Additional paid-in capital	222,178
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	927
Accumulated undistributed net realized loss on investment transactions	(74,400)
Net unrealized appreciation in value of investments	24,929

Net assets applicable to outstanding units of capital	$173,663

Net asset value, redemption and offering price per share	$5.9927

Capital shares outstanding	28,979
Capital shares authorized	60,000

See Notes to Financial Statements.

Statement of Operations

INTERNATIONAL PORTFOLIO
For the Six Months Ended June 30, 2004
(In Thousands)                                                                                                          (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $245)	$1,982
Interest and amortization	56

Total income	2,038

Expenses (Note 2):
Investment management fee	739
Service fee	217
Accounting and administrative services fees	33
Custodian fees	22
Audit fees	10
Shareholder servicing	6
Legal fees	5
Other	14

Total expenses	1,046

Net investment income	992

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	6,434
Realized net loss on foreign currency transactions	(65)

Realized net gain on investments	6,369
Unrealized depreciation in value of investments during the period	(3,893)

Net gain on investments	2,476

Net increase in net assets resulting from operations	$3,468

See Notes to Financial Statements.

Statement of Changes in Net Assets

INTERNATIONAL PORTFOLIO
(In Thousands)                                                                                                          (Unaudited)

	For the six months ended 6-30-04	For the fiscal year ended 12-31-03

INCREASE IN NET ASSETS
Operations:
Net investment income	$992	$1,004
Realized net gain (loss) on investments	6,369	(6,021)
Unrealized appreciation (depreciation)	(3,893)	37,817

Net increase in net assets resulting from operations	3,468	32,800

Dividends to shareholders from (Note 1E):(1)
Net investment income	-	(2,372)
Realized gains on securities transactions	-	-

	-	(2,372)

Capital share transactions(2)	567	473

Total increase	4,035	30,901
NET ASSETS
Beginning of period	169,628	138,727

End of period	$173,663	$169,628

Undistributed net investment income	$927	$- *

(1)See "Financial Highlights" on page 90.

(2) Shares issued from sale of shares	1,917	5,151
Shares issued from reinvestment of dividend	-	404
Shares redeemed	(1,825)	(5,762)

Increase (decrease) in outstanding capital shares	92	(207)

Value issued from sale of shares	$11,521	$26,093
Value issued from reinvestment of dividend	-	2,372
Value redeemed	(10,954)	(27,992)

Increase in outstanding capital	$567	$473

*Not shown due to rounding.

See Notes to Financial Statements.

Financial Highlights

INTERNATIONAL PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:                            (Unaudited)

For the six months ended	For the fiscal year ended December 31,
6-30-04	2003	2002	2001	2000	1999

Net asset value, beginning of period	$5.8722	$4.7683	$5.8536	$7.8610	$11.9354	$7.8176

Income (loss) from investment operations:
Net investment income	0.0343	0.0833	0.0227	0.0498	0.0298	0.0032
Net realized and unrealized gain (loss) on investments	0.0862	1.1039	(1.0853)	(1.7977)	(2.8531)	5.1235

Total from investment operations	0.1205	1.1872	(1.0626)	(1.7479)	(2.8233)	5.1267

Less distributions from:
Net investment income	(0.0000)	(0.0833)	(0.0227)	(0.0419)	(0.0186)	(0.0000)
Capital gains	(0.0000)	(0.0000)	(0.0000)	(0.2176)	(1.2325)	(1.0089)

Total distributions	(0.0000)	(0.0833)	(0.0227)	(0.2595)	(1.2511)	(1.0089)

Net asset value, end of period	$5.9927	$5.8722	$4.7683	$5.8536	$7.8610	$11.9354

Total return	2.05%	24.90%	-18.15%	-22.23%	-23.66%	65.58%
Net assets, end of period (in millions)	$174	$170	$139	$187	$266	$300
Ratio of expenses to average net assets	1.21	%(1)	1.24%	1.30%	1.25%	1.23%	1.21%
Ratio of net investment income to average net assets	1.15	%(1)	1.70%	0.41%	0.71%	0.31%	0.04%
Portfolio turnover rate	45%	131%	116%	100%	117%	119%

(1)Annualized.

See Notes to Financial Statements.

INTERNATIONAL II PORTFOLIO

As a shareholder of International II Portfolio, for every $100 you had invested on June 30, 2004, your Portfolio was invested by geographic region and by industry, respectively, as follows:

Europe	$49.75
Pacific Basin	24.70
Scandinavia	13.84
Canada	4.01
Cash and Cash Equivalents and Corporate Debt Security	3.65
Bermuda	1.68
Middle East	1.20
Mexico	1.17

Utilities Stocks	$18.52
Financial Services Stocks	16.03
Raw Materials Stocks	7.51
Technology Stocks	7.35
Energy Stocks	6.99
Capital Goods Stocks	6.11
Health Care Stocks	5.72
Consumer Durables Stocks	5.57
Multi-Industry Stocks	4.92
Consumer Nondurables Stocks	4.35
Consumer Services Stocks	4.07
Cash and Cash Equivalents and Corporate Debt Security	3.65
Business Equipment and Services Stocks	3.38
Shelter Stocks	3.14
Miscellaneous	2.69

The Investments of International II Portfolio

June 30, 2004 (Unaudited)
COMMON STOCKS	Shares	Value

Australia - 4.55%
AMP Limited (A)	309,302	$1,360,924
Iluka Resources Limited (A)	1,689,200	5,307,216
John Fairfax Holdings Limited (A)	1,371,120	3,554,934
National Australia Bank Limited (A)	152,400	3,161,048
Qantas Airways Limited (A)	857,600	2,098,335

		15,482,457

Belgium - 0.59%
Belgacom SA de droit public/NV van publiek recht (A)(B)*	66,400	2,023,664

Bermuda - 1.68%
ACE Limited	68,900	2,913,092
XL Capital Ltd, Class A	37,200	2,807,112

		5,720,204

Canada - 4.01%
Abitibi-Consolidated Inc. (A)	157,290	1,073,712
BCE Inc. (A)	138,000	2,748,881
Barrick Gold Corporation (A)	276,200	5,477,019
Husky Energy Inc. (A)	228,239	4,367,599

		13,667,211

China - 0.89%
China Telecom Corporation Limited (A)	8,660,000	3,025,565

Denmark - 4.03%
ISS A/S (A)	66,500	3,291,216
Vestas Wind Systems A/S (A)*	709,667	10,437,985

		13,729,201

Finland - 4.19%
Metso Corporation (A)	313,980	3,977,574
Sampo Oyj, Class A (A)	329,100	3,198,996
Stora Enso Oyj, Class R (A)	247,300	3,358,783
Stora Enso Oyj, Class R (A)	71,073	963,126
UPM-Kymmene Corporation (A)	144,400	2,750,976

		14,249,455

France - 5.51%
AXA (A)	261,980	5,776,033
Aventis (A)	48,925	3,697,903
Compagnie Generale des Etablissements Michelin,
Class B (A)	46,590	2,579,346
SUEZ (A)	82,200	1,713,187
Total S.A. (A)	26,117	4,985,116

		18,751,585

Germany - 5.03%
adidas-Salomon AG (A)	22,290	2,666,272
Bayer Aktiengesellschaft (A)	138,000	3,983,918
Deutsche Post AG (A)	188,800	4,075,197
E.ON AG (A)	52,900	3,814,699
Volkswagen Aktiengesellschaft (A)	88,735	2,572,497

		17,112,583

Hong Kong - 4.21%
Bank of East Asia, Limited (The) (A)	896,000	2,561,740
CLP Holdings Limited (A)	539,000	2,950,793
Cheung Kong (Holdings) Limited (A)	348,000	2,565,483
China Mobile (Hong Kong) Limited, ADR	162,100	2,457,436
Hutchison Whampoa Limited, Ordinary Shares (A)	556,100	3,796,598

		14,332,050

Israel - 1.20%
Check Point Software Technologies Ltd.*	151,300	4,074,509

Italy - 1.41%
Eni S.p.A. (A)	241,500	4,800,873

Japan - 6.29%
Hitachi, Ltd. (A)	417,000	2,863,765
Nintendo Co., Ltd. (A)	36,300	4,199,122
Nippon Telegraph and Telephone Corporation (A)	922	4,915,422
Ono Pharmaceutical Co., Ltd. (A)	105,000	4,925,701
Sony Corporation (A)	113,000	4,246,994
Takeda Chemical Industries, Ltd. (A)	6,400	280,334

		21,431,338

Mexico - 1.17%
Telefonos de Mexico, S.A. de C.V., ADR	119,420	3,973,103

Netherlands - 7.16%
Akzo Nobel N.V. (A)	183,880	6,771,043
ING Groep N.V., Certicaaten Van Aandelen (A)	251,394	5,940,727
Koninklijke Philips Electronics N.V.,
Ordinary Shares (A)	199,110	5,367,319
Reed Elsevier NV (A)	318,000	4,470,086
Wolters Kluwer nv, Certicaaten Van Aandelen (A)	101,000	1,835,579

		24,384,754

New Zealand - 0.55%
Telecom Corporation of New Zealand (A)	504,900	1,877,477

Norway - 1.27%
Telenor ASA (A)	610,100	4,239,065
Telenor ASA (A)(B)	13,700	95,190

		4,334,255

Singapore - 0.74%
DBS Group Holdings Ltd (A)	300,000	2,509,877

South Korea - 6.12%
KT Corporation, ADR	329,160	5,938,046
Kookmin Bank, ADR*	77,510	2,432,264
Korea Electric Power Corporation	330,700	3,029,212
SK Telecom Co., Ltd., ADR	111,100	2,331,989
Samsung Electronics Co., Ltd.	34,470	7,092,203

		20,823,714

Spain - 3.50%
Iberdrola, S.A. (A)	196,000	4,142,271
Repsol YPF, S.A. (A)	202,000	4,429,012
Telefonica, S.A.	74,861	3,341,046

		11,912,329

Sweden - 4.35%
Atlas Copco AB, Class A (A)	67,100	2,491,623
ForeningsSparbanken AB (A)	207,200	3,963,970
Nordea AB, FDR (A)	698,900	5,039,874
Securitas AB, Class B (A)	266,300	3,325,654

		14,821,121

Switzerland - 3.49%
Nestle S.A., Registered Shares (A)	20,500	5,468,850
Swiss Reinsurance Company, Registered Shares (A)	50,480	3,279,990
UBS AG (A)	44,400	3,129,633

		11,878,473

Taiwan - 1.35%
Chunghwa Telecom Co., Ltd., ADR	260,000	4,586,400

United Kingdom - 23.06%
Abbey National plc (A)	460,900	4,288,540
BAE SYSTEMS plc (A)	1,338,200	5,319,055
BHP Billiton Plc (A)	462,884	4,015,392
BP p.l.c. (A)	591,000	5,217,834
Boots Group PLC (A)	237,700	2,964,773
Brambles Industries plc (A)	560,127	2,162,918
British Sky Broadcasting Group plc (A)	26,500	298,820
Cadbury Schweppes plc (A)	407,800	3,517,223
GlaxoSmithKline plc (A)	273,900	5,541,535
Kidde plc (A)	1,793,400	3,885,250
Lloyds TSB Group plc (A)	679,400	5,317,797
National Grid Transco plc (A)	494,700	3,816,061
Pearson plc (A)	302,600	3,675,510
Rentokil Initial plc (A)	1,042,980	2,732,233
Rolls-Royce plc (A)	1,244,600	5,680,324
"Shell" Transport and Trading Company,
p.l.c. (The) (A)	632,900	4,641,170
Shire Pharmaceuticals Group plc (A)*	577,500	5,041,063
Smiths Group plc (A)	275,300	3,725,717
Unilever PLC (A)	322,200	3,160,070
Vodafone Group Plc (A)	1,591,700	3,484,354

		78,485,639

TOTAL COMMON STOCKS - 96.35%		$327,987,837

(Cost: $271,664,753)

CORPORATE DEBT SECURITY - 0.11%	Principal Amount in Thousands

France
AXA,
0.0%, 12-21-04, Convertible (C)	EUR16	$366,171

(Cost: $242,115)

TOTAL SHORT-TERM SECURITIES - 3.43%		$11,662,274

(Cost: $11,662,274)

TOTAL INVESTMENT SECURITIES - 99.89%		$340,016,282

(Cost: $283,569,142)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.11%		375,822

NET ASSETS - 100.00%		$340,392,104

Notes to Schedule of Investments

*	No dividends were paid during the preceding 12 months.
(A)	Listed on an exchange outside the United States.
(B)
Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, the total value of these securities amounted to $2,118,854 or 0.62% of net assets.

(C)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro).
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities

INTERNATIONAL II PORTFOLIO
June 30, 2004
(In Thousands, Except for Per Share Amounts)                                                       (Unaudited)

ASSETS
Investment securities - at value (cost - $283,569) (Notes 1 and 3)	$340,016
Receivables:
Dividends and interest	1,169
Investment securities sold	902
Fund shares sold	207

Total assets	342,294

LIABILITIES
Payable for investment securities purchased	1,752
Payable to Fund shareholders	63
Due to custodian	34
Accrued accounting and administrative services fees (Note 2)	8
Accrued management fee (Note 2)	8
Accrued shareholder servicing (Note 2)	4
Accrued service fee (Note 2)	2
Other	31

Total liabilities	1,902

Total net assets	$340,392

NET ASSETS
$0.001 par value capital stock:
Capital stock	$20
Additional paid-in capital	295,075
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	3,920
Accumulated undistributed net realized loss on investment transactions	(15,107)
Net unrealized appreciation in value of investments	56,484

Net assets applicable to outstanding units of capital	$340,392

Net asset value, redemption and offering price per share	$16.7651

Capital shares outstanding	20,304
Capital shares authorized	80,000

See Notes to Financial Statements.

Statement of Operations

INTERNATIONAL II PORTFOLIO
For the Six Months Ended June 30, 2004
(In Thousands)                                                                                                      (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $765)	$6,493
Interest and amortization	60

Total income	6,553

Expenses (Note 2):
Investment management fee	1,417
Service fee	417
Custodian fees	51
Accounting and administrative services fees	47
Audit fees	14
Legal fees	11
Shareholder servicing	10
Other	32

Total expenses	1,999

Net investment income	4,554

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	4,591
Realized net gain on foreign currency transactions	38

Realized net gain on investments	4,629
Unrealized appreciation in value of investments during the period	8,585

Net gain on investments	13,214

Net increase in net assets resulting from operations	$17,768

See Notes to Financial Statements.

Statement of Changes in Net Assets

INTERNATIONAL II PORTFOLIO
(In Thousands)                                                                                                       (Unaudited)

	For the six months ended 6-30-04	For the fiscal year ended 12-31-03

INCREASE IN NET ASSETS
Operations:
Net investment income	$4,554	$5,143
Realized net gain on investments	4,629	3,295
Unrealized appreciation	8,585	93,954

Net increase in net assets resulting from operations	17,768	102,392

Dividends to shareholders from (Note 1E):(1)
Net investment income	-	(4,902)
Realized gains on securities transactions	-	-

	-	(4,902)

Capital share transactions(2)	(1,500)	3,617

Total increase	16,268	101,107
NET ASSETS
Beginning of period	324,124	223,017

End of period	$340,392	$324,124

Undistributed net investment income (loss)	$3,920	$(672)

(1)See "Financial Highlights" on page 100.

(2) Shares issued from sale of shares	990	2,992
Shares issued from reinvestment of dividend	-	308
Shares redeemed	(1,078)	(3,199)

Increase (decrease) in outstanding capital shares	(88)	101

Value issued from sale of shares	$16,240	$36,752
Value issued from reinvestment of dividend	-	4,902
Value redeemed	(17,740)	(38,037)

Increase (decrease) in outstanding capital	$(1,500)	$3,617

See Notes to Financial Statements.

Financial Highlights

INTERNATIONAL II PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

For the six months ended	For the fiscal year ended December 31,
6-30-04	2003	2002	2001	2000	1999

Net asset value, beginning of period	$15.8947	$11.0000	$13.4000	$17.6000	$19.4000	$17.3000

Income (loss) from investment operations:
Net investment income	0.2242	0.2558	0.2000	0.3000	0.3000	0.4000
Net realized and unrealized gain (loss) on investments	0.6462	4.8829	(2.6000)	(2.3000)	(0.2000)	3.1000

Total from investment operations	0.8704	5.1387	(2.4000)	(2.0000)	0.1000	3.5000

Less distributions from:
Net investment income	(0.0000)	(0.2440)	(0.0000)	(0.6000)	(0.3000)	(0.5000)
Capital gains	(0.0000)	(0.0000)	(0.0000)	(1.6000)	(1.6000)	(0.9000)

Total distributions	(0.0000)	(0.2440)	(0.0000)	(2.2000)	(1.9000)	(1.4000)

Net asset value, end of period	$16.7651	$15.8947	$11.0000	$13.4000	$17.6000	$19.4000

Total return	5.48%	46.85%	-17.82%	-11.21%	0.81%	21.43%
Net assets, end of period (in millions)	$340	$324	$223	$279	$343	$364
Ratio of expenses to average net assets	1.20	%(1)	1.07%	0.99%	0.97%	1.07%	0.90%
Ratio of net investment income to average net assets	2.74	%(1)	2.03%	1.87%	1.60%	2.10%	2.03%
Portfolio turnover rate	14%	35%	33%	39%	47%	35%

(1)Annualized.

See Notes to Financial Statements.

The Investments of Limited-Term Bond Portfolio

June 30, 2004 (Unaudited)
CORPORATE DEBT SECURITIES	Principal Amount in Thousands	Value

Aircraft - 2.72%
Raytheon Company,
6.75%, 8-15-07	$1,830	$1,981,910

Banks - 2.10%
First Union Corporation,
6.875%, 9-15-05	1,460	1,533,520

Business Equipment and Services - 3.01%
USA Waste Services, Inc.,
7.125%, 10-1-07	2,000	2,193,770

Capital Equipment - 1.14%
John Deere Capital Corporation,
5.125%, 10-19-06	800	829,939

Finance Companies - 5.54%
Ford Motor Credit Company,
6.875%, 2-1-06	2,000	2,097,794
General Motors Acceptance Corporation,
6.625%, 10-15-05	1,500	1,560,617
Grand Metropolitan Investment Corp.,
7.125%, 9-15-04	379	382,973

		4,041,384

Food and Related - 4.88%
ConAgra, Inc.,
7.4%, 9-15-04	2,000	2,019,524
Kellogg Company,
4.875%, 10-15-05	1,500	1,539,054

		3,558,578

Forest and Paper Products - 0.63%
Weyerhaeuser Company,
5.5%, 3-15-05	450	459,516

Household - General Products - 1.75%
CPC International Inc.,
6.15%, 1-15-06	1,218	1,279,066

Insurance - Property and Casualty - 0.91%
American General Finance Corporation,
6.75%, 11-15-04	650	661,229

Leisure Time Industry - 1.99%
Walt Disney Company (The),
4.5%, 9-15-04	1,445	1,453,424

Multiple Industry - 9.70%
General Electric Capital Corporation,
2.85%, 1-30-06	2,000	2,002,626
Honeywell International Inc.,
6.875%, 10-3-05	400	420,216
Household Finance Corporation,
6.5%, 1-24-06	1,850	1,950,002
Kansas City Power & Light Company,
7.125%, 12-15-05	700	741,303
National Rural Utilities Cooperative
Finance Corporation,
6.0%, 5-15-06	1,857	1,954,195

		7,068,342

Petroleum - International - 2.67%
Anadarko Petroleum Corporation:
6.5%, 5-15-05	805	829,784
5.375%, 3-1-07	1,055	1,101,923
Chevron Corporation Profit Sharing/Savings Plan Trust Fund,
8.11%, 12-1-04	16	16,397

		1,948,104

Railroad - 5.75%
Norfolk Southern Corporation,
7.35%, 5-15-07	1,850	2,027,226
Union Pacific Corporation,
7.6%, 5-1-05	2,080	2,164,157

		4,191,383

Retail - Food Stores - 1.38%
Safeway Inc.,
7.25%, 9-15-04	1,000	1,009,260

Security and Commodity Brokers - 2.56%
CIT Group Holdings, Inc. (The),
6.625%, 6-15-05	900	933,550
Salomon Smith Barney Holdings Inc.,
6.25%, 6-15-05	900	932,613

		1,866,163

Utilities - Electric - 6.04%
Dominion Resources, Inc.,
7.625%, 7-15-05	2,200	2,311,080
Wisconsin Energy Corporation,
5.875%, 4-1-06	2,000	2,094,102

		4,405,182

Utilities - Telephone - 2.89%
GTE Corporation,
6.36%, 4-15-06	2,000	2,103,908

TOTAL CORPORATE DEBT SECURITIES - 55.66%		40,584,678

(Cost: $40,285,108)

UNITED STATES GOVERNMENT SECURITIES

Agency Obligations - 2.80%
Federal National Mortgage Association,
4.25%, 7-15-07	2,000	2,036,890

Mortgage-Backed Obligations - 23.74%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO,
3.5%, 12-15-16	1,442	1,398,673
Federal Home Loan Mortgage Corporation Fixed
Rate Participation Certificates:
7.0%, 8-1-07	5	4,682
4.5%, 5-1-10	1,538	1,534,934
5.5%, 2-1-16	63	64,168
6.0%, 5-1-16	42	44,178
5.5%, 1-1-17	186	190,947
5.5%, 5-1-17	196	200,858
4.5%, 1-1-18	1,634	1,600,506
4.5%, 4-1-18	1,644	1,610,382
4.5%, 3-1-19	1,956	1,913,572
Federal National Mortgage Association Fixed Rate
Pass-Through Certificates:
6.5%, 12-1-10	7	7,162
6.0%, 1-1-11	11	11,323
6.5%, 2-1-11	15	15,555
7.0%, 5-1-11	8	8,325
7.0%, 7-1-11	8	8,740
7.0%, 9-1-12	7	6,966
6.0%, 11-1-13	25	26,168
6.0%, 11-1-13	18	18,983
7.0%, 9-1-14	22	23,039
7.0%, 10-1-14	30	31,376
6.0%, 3-1-16	94	97,889
6.0%, 3-1-16	79	82,907
6.0%, 6-1-16	31	32,562
6.5%, 6-1-16	57	60,333
5.5%, 2-1-17	640	656,780
5.0%, 12-1-17	752	755,233
5.5%, 1-1-18	1,143	1,172,864
5.0%, 3-1-18	1,651	1,656,890
7.0%, 4-1-26	7	7,808
Government National Mortgage Association Fixed
Rate Pass-Through Certificates:
6.5%, 1-15-14	30	31,803
7.5%, 3-15-15	39	42,025
6.0%, 8-15-16	109	114,189
6.0%, 12-15-16	263	275,789
5.5%, 1-15-17	293	301,657
6.0%, 1-15-17	198	207,166
5.5%, 7-15-17	467	480,834
5.5%, 10-15-17	471	484,956
5.0%, 12-15-17	1,024	1,033,647
7.0%, 6-15-28	58	61,612
7.0%, 7-15-29	48	51,532
3.75%, 1-20-34	983	982,502

		17,311,515

Treasury Obligations - 13.74%
United States Treasury Notes:
4.75%, 11-15-08	2,000	2,088,750
3.125%, 4-15-09	2,000	1,943,204
5.0%, 8-15-11	2,000	2,087,890
4.375%, 8-15-12	2,000	1,990,704
4.0%, 2-15-14	2,000	1,906,094

		10,016,642

Treasury Inflation Protected Obligation - 0.76%
United States Treasury Note,
3.0%, 7-15-12 (A)	514	555,504

TOTAL UNITED STATES GOVERNMENT SECURITIES - 41.04%		$29,920,551

(Cost: $30,288,658)

TOTAL SHORT-TERM SECURITIES - 2.11%		$1,538,000

(Cost: $1,538,000)

TOTAL INVESTMENT SECURITIES - 98.81%		$72,043,229

(Cost: $72,111,766)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.19%		868,337

NET ASSETS - 100.00%		$72,911,566

Notes to Schedule of Investments

(A)
The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities

LIMITED-TERM BOND PORTFOLIO
June 30, 2004
(In Thousands, Except for Per Share Amounts)                                                       (Unaudited)

ASSETS
Investment securities - at value (cost - $72,112)
(Notes 1 and 3)	$72,043
Cash	2
Receivables:
Interest	901
Fund shares sold	27
Prepaid and other assets	1

Total assets	72,974

LIABILITIES
Payable to Fund shareholders	51
Accrued accounting and administrative services fees (Note 2)	4
Accrued management fee (Note 2)	1
Accrued service fee (Note 2)	1
Accrued shareholder servicing (Note 2)	1
Other	4

Total liabilities	62

Total net assets	$72,912

NET ASSETS
$0.001 par value capital stock:
Capital stock	$13
Additional paid-in capital	72,243
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	1,009
Accumulated undistributed net realized loss on investment transactions	(284)
Net unrealized depreciation in value of investments	(69)

Net assets applicable to outstanding units of capital	$72,912

Net asset value, redemption and offering price per share	$5.6177

Capital shares outstanding	12,979
Capital shares authorized	30,000

See Notes to Financial Statements.

Statement of Operations

LIMITED-TERM BOND PORTFOLIO
For the Six Months Ended June 30, 2004
(In Thousands)                                                                                                       (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Interest and amortization	$1,334

Expenses (Note 2):
Investment management fee	181
Service fee	91
Accounting and administrative services fees	21
Audit fees	7
Custodian fees	4
Legal fees	3
Shareholder servicing	2
Other	17

Total expenses	326

Net investment income	1,008

REALIZED AND UNREALIZED LOSS ON INVESTMENTS (NOTES 1 AND 3)
Realized net loss on investments	(34)
Unrealized depreciation in value of investments during the period	(1,060)

Net loss on investments	(1,094)

Net decrease in net assets resulting from operations	$(86)

See Notes to Financial Statements.

Statement of Changes in Net Assets

LIMITED-TERM BOND PORTFOLIO
(In Thousands)                                                                                                       (Unaudited)

	For the six months ended 6-30-04	For the fiscal year ended 12-31-03

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,008	$2,033
Realized net gain (loss) on investments	(34)	190
Unrealized depreciation	(1,060)	(172)

Net increase (decrease) in net assets resulting from operations	(86)	2,051

Dividends to shareholders from net investment income (Note 1E)(1)	-	(2,032)

Capital share transactions(2)	(595)	26,276

Total increase (decrease)	(681)	26,295
NET ASSETS
Beginning of period	73,593	47,298

End of period	$72,912	$73,593

Undistributed net investment income	$1,009	$1

(1)See "Financial Highlights" on page 109.

(2)Shares issued from sale of shares	1,299	7,636
Shares issued from reinvestment of dividend	-	361
Shares redeemed	(1,404)	(3,349)

Increase (decrease) in outstanding capital shares	(105)	4,648

Value issued from sale of shares	$7,332	$43,391
Value issued from reinvestment of dividend	-	2,032
Value redeemed	(7,927)	(19,147)

Increase (decrease) in outstanding capital	$(595)	$26,276

See Notes to Financial Statements.

Financial Highlights

LIMITED-TERM BOND PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

	For the six months ended		For the fiscal year ended December 31,
	6-30-04	2003		2002	2001	2000	1999

Net asset value, beginning of period	$5.6245		$5.6068	$5.4437	$5.1666	$5.0405	$5.2292

Income (loss) from investment operations:
Net investment income	0.0777		0.1594	0.1327	0.1971	0.3155	0.2799
Net realized and unrealized gain (loss) on investments	(0.0845)		0.0176	0.1631	0.2771	0.1261	(0.1887)

Total from investment operations	(0.0068)		0.1770	0.2958	0.4742	0.4416	0.0912

Less distributions from:
Net investment income	(0.0000)		(0.1593)	(0.1327)	(0.1971)	(0.3155)	(0.2799)
Capital gains	(0.0000)		(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)

Total distributions	(0.0000)		(0.1593)	(0.1327)	(0.1971)	(0.3155)	(0.2799)

Net asset value, end of period	$5.6177		$5.6245	$5.6068	$5.4437	$5.1666	$5.0405

Total return	-0.12%		3.16%	5.43%	9.21%	8.73%	1.74%
Net assets, end of period (in millions)	$73	$74		$47	$16	$6	$6
Ratio of expenses to average net assets including voluntary expense waiver	0.90	%(1)	0.84%	0.69%	0.38%	0.40%	0.64%
Ratio of net investment income to average net assets including voluntary expense waiver	2.79	%(1)	2.91%	3.97%	5.52%	6.33%	5.63%
Ratio of expenses to average net assets excluding voluntary expense waiver	-	(2)	-	(2) 0.87%	0.88%	0.90%	0.91%
Ratio of net investment income to average net assets excluding voluntary expense waiver	-	(2)	-	(2) 3.79%	5.02%	5.83%	5.36%
Portfolio turnover rate	14%		41%	27%	22%	47%	23%

(1)	Annualized.
(2)	Because the Portfolio's net assets exceeded $25 million for the entire period, there was no waiver of expenses. Therefore, no ratio is provided.

See Notes to Financial Statements.

The Investments of Micro Cap Growth Portfolio

June 30, 2004 (Unaudited)
COMMON STOCKS	Shares	Value

Air Transportation - 0.87%
Pinnacle Airlines Corp.*	31,500	$355,162

Beverages - 1.49%
Boston Beer Company, Inc. (The)*	30,200	608,228

Broadcasting - 0.00%
Cumulus Media Inc., Class A*	33	554

Business Equipment and Services - 8.85%
4Kids Entertainment, Inc.*	23,200	554,944
Autobytel Inc.*	65,700	594,585
Education Lending Group, Inc.*	16,100	286,016
Encore Capital Group, Inc.*	32,700	431,804
Insight Enterprises, Inc.*	20,400	360,876
Labor Ready, Inc.*	64,800	1,004,400
Marlin Business Services, Inc.*	25,000	374,750

		3,607,375

Capital Equipment - 2.78%
NATCO Group Inc.*	26,600	205,086
Somanetics Corporation*	30,300	415,867
Warnaco Group, Inc. (The)*	24,200	514,008

		1,134,961

Communications Equipment - 2.73%
Ditech Communications Corporation*	14,100	329,023
Intervoice, Inc.*	50,900	581,787
Netopia, Inc.*	30,600	203,184

		1,113,994

Computers - Peripherals - 2.13%
Actel Corporation*	22,400	414,512
Embarcadero Technologies, Inc.*	36,700	453,245

		867,757

Electrical Equipment - 3.86%
C-COR.net Corp.*	35,700	367,174
Power-One, Inc.*	53,300	585,501
Ultralife Batteries, Inc.*	31,900	619,020

		1,571,695

Electronic Components - 7.18%
Artisan Components, Inc.*	22,700	583,844
Exar Corporation*	18,400	270,112
Integrated Silicon Solutions, Inc.*	47,400	579,465
Mykrolis Corporation*	26,100	454,662
O2Micro International Limited*	39,600	674,586
Virage Logic Corporation*	40,200	365,217

		2,927,886

Electronic Instruments - 6.68%
Artesyn Technologies, Inc.*	76,600	691,315
Asyst Technologies, Inc.*	56,000	579,320
Ixia*	24,900	244,393
LTX Corporation*	41,100	443,264
Photronics, Inc.*	28,100	530,388
Rudolph Technologies, Inc.*	13,000	237,120

		2,725,800

Health Care - Drugs - 14.00%
Bentley Pharmaceuticals, Inc.*	48,000	659,520
Bioenvision, Inc.*	46,300	405,588
BioMarin Pharmaceutical Inc.*	76,900	461,015
Bone Care International, Inc.*	18,100	422,816
Cell Therapeutics, Inc.*	32,600	239,284
Corautus Genetics Inc.*	101,100	586,380
Cubist Pharmaceuticals Inc.*	33,400	370,573
First Horizon Pharmaceutical Corporation*	24,000	451,080
Hollis-Eden Pharmaceuticals, Inc.*	22,300	267,154
POZEN Inc.*	69,100	473,335
STAAR Surgical Company*	77,700	604,895
Serologicals Corporation*	38,300	767,915

		5,709,555

Health Care - General - 5.50%
Bruker BioSciences Corporation*	56,900	278,241
Candela Corporation*	42,300	414,328
Palomar Medical Technologies, Inc.*	24,800	418,624
PolyMedica Corporation	25,600	796,032
Wilson Greatbatch Technologies, Inc.*	12,000	335,400

		2,242,625

Hospital Supply and Management - 5.07%
American Healthways, Inc.*	32,800	871,824
Capital Senior Living Corporation*	34,400	165,464
Providence Service Corporation (The)*	12,700	240,474
Psychiatric Solutions, Inc.*	31,700	789,489

		2,067,251

Motor Vehicle Parts - 2.48%
LKQ Corporation*	28,600	533,247
TODCO, Class A*	20,700	320,229
Tower Automotive, Inc.*	43,600	158,704

		1,012,180

Multiple Industry - 6.69%
American Banknote Corporation*	145	22
Cutera, Inc.*	28,700	386,158
Gander Mountain Company*	3,800	86,906
Intersections Inc.*	12,800	305,984
PowerDsine Ltd.*	9,700	119,019
Radiation Therapy Services, Inc.*	35,800	509,971
Standard Parking Corporation*	32,700	417,252
Vitran Corporation Inc., Class A*	14,800	243,460
WCA Waste Corporation*	35,700	318,444
Xyratex Group Limited*	26,200	339,159

		2,726,375

Petroleum - Services - 5.28%
Brigham Exploration Company*	56,000	512,680
Horizon Offshore, Inc.*	61,300	59,767
Hydril Company*	26,700	842,786
Superior Energy Services, Inc.*	73,400	737,670

		2,152,903

Restaurants - 4.08%
BUCA, Inc.*	32,600	173,758
Red Robin Gourmet Burgers, Inc.*	22,800	622,440
Steak n Shake Company (The)*	47,700	869,094

		1,665,292

Retail - Specialty Stores - 7.88%
Charlotte Russe Holdings, Inc.*	31,900	682,660
Children's Place Retail Stores, Inc. (The)*	28,300	665,757
Goody's Family Clothing, Inc.	39,100	405,858
Jos. A. Bank Clothiers, Inc.*	16,950	530,366
Provide Commerce, Inc.*	36,200	710,968
Tweeter Home Entertainment Group, Inc.*	39,900	217,655

		3,213,264

Steel - 1.90%
NS Group, Inc.*	47,200	775,968

Timesharing and Software - 3.84%
Covansys Corporation*	39,000	404,625
Lionbridge Technologies, Inc.*	55,400	424,087
Manhattan Associates, Inc.*	13,300	410,638
Ultimate Software Group, Inc. (The)*	32,300	328,007

		1,567,357

TOTAL COMMON STOCKS - 93.29%		$38,046,182

(Cost: $37,024,965)

TOTAL SHORT-TERM SECURITY - 4.13%	$1,683,000

(Cost: $1,683,000)

TOTAL INVESTMENT SECURITIES - 97.42%	$39,729,182

(Cost: $38,707,965)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 2.58%	1,053,557

NET ASSETS - 100.00%	$40,782,739

Notes to Schedule of Investments

*	No dividends were paid during the preceding 12 months.
(A)	Collateralized by $1,712,049 United States Treasury Bond, 7.25% due 5-15-16; market value and accrued interest aggregate $1,725,395.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities

MICRO CAP GROWTH PORTFOLIO
June 30, 2004
(In Thousands, Except for Per Share Amounts)                                                 (Unaudited)

ASSETS
Investment securities - at value (cost - $38,708) (Notes 1 and 3)	$39,729
Cash	1
Receivables:
Investment securities sold	1,142
Fund shares sold	3
Dividends and interest	-	*

Total assets	40,875

LIABILITIES
Payable to Fund shareholders	81
Accrued accounting and administrative services fees (Note 2)	2
Accrued management fee (Note 2)	1
Accrued shareholder servicing (Note 2)	1
Accrued service fee (Note 2)	-	*
Other	7

Total liabilities	92

Total net assets	$40,783

NET ASSETS
$0.001 par value capital stock:
Capital stock	$3
Additional paid-in capital	55,607
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss	(271)
Accumulated undistributed net realized loss on investment transactions	(15,577)
Net unrealized appreciation in value of investments	1,021

Net assets applicable to outstanding units of capital	$40,783

Net asset value, redemption and offering price per share	$13.1368

Capital shares outstanding	3,104
Capital shares authorized	55,000

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Operations

MICRO CAP GROWTH PORTFOLIO
For the Six Months Ended June 30, 2004
(In Thousands)                                                                                                       (Unaudited)

INVESTMENT LOSS
Income (Note 1B):
Dividends	$10
Interest and amortization	7

Total income	17

Expenses (Note 2):
Investment management fee	199
Service fee	52
Accounting and administrative services fees	13
Audit fees	7
Custodian fees	6
Legal fees	2
Shareholder servicing	2
Other	7

Total expenses	288

Net investment loss	(271)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on investments	2,586
Unrealized depreciation in value of investments during the period	(3,337)

Net loss on investments	(751)

Net decrease in net assets resulting from operations	$(1,022)

See Notes to Financial Statements.

Statement of Changes in Net Assets

MICRO CAP GROWTH PORTFOLIO
(In Thousands)                                                                                                      (Unaudited)

	For the six months ended 6-30-04	For the fiscal year ended 12-31-03

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment loss	$(271)	$(359)
Realized net gain on investments	2,586	1,197
Unrealized appreciation (depreciation)	(3,337)	12,508

Net increase (decrease) in net assets resulting from operations	(1,022)	13,346

Dividends to shareholders from (Note 1E):(1)
Net investment income	-	-
Realized gains on securities transactions	-	-

	-	-

Capital share transactions(2)	786	3,169

Total increase (decrease)	(236)	16,515

NET ASSETS
Beginning of period	41,019	24,504

End of period	$40,783	$41,019

Undistributed net investment income (loss)	$(271)	$- *

(1)See "Financial Highlights" on page 117.

(2) Shares issued from sale of shares	390	812
Shares issued from reinvestment of dividend	-	-
Shares redeemed	(336)	(575)

Increase in outstanding capital shares	54	237

Value issued from sale of shares	$5,294	$8,865
Value issued from reinvestment of dividend	-	-
Value redeemed	(4,508)	(5,696)

Increase in outstanding capital	$786	$3,169

*Not shown due to rounding.

See Notes to Financial Statements.

Financial Highlights

MICRO CAP GROWTH PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:                        (Unaudited)

For the six months ended	For the fiscal year ended December 31,
6-30-04	2003	2002	2001	2000	1999

Net asset value, beginning of period	$13.4476	$8.7000	$15.5000	$17.5000	$25.1000	$10.1000

Income (loss) from investment operations:
Net investment loss	(0.0873)	(0.1178)	(0.1000)	(0.1000)	(0.1000)	(0.0000)
Net realized and unrealized gain (loss) on investments	(0.2235)	4.8654	(6.7000)	(1.9000)	(4.4000)	15.0000

Total from investment operations	(0.3108)	4.7476	(6.8000)	(2.0000)	(4.5000)	15.0000

Less distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)
Capital gains	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(3.1000)	(0.0000)

Total distributions	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(3.1000)	(0.0000)

Net asset value, end of period	$13.1368	$13.4476	$8.7000	$15.5000	$17.5000	$25.1000

Total return	-2.31%	54.41%	-43.64%	-11.33%	-21.05%	148.77%
Net assets, end of period (in millions)	$41	$41	$25	$45	$52	$43
Ratio of expenses to average net assets including voluntary expense waiver	1.38	%(1)	1.37%	1.34%	1.35%	1.30%	1.25%
Ratio of net investment loss to average net assets including voluntary expense waiver	-1.30	%(1)	-1.17%	-1.10%	-1.00%	-0.46%	-0.47%
Ratio of expenses to average net assets excluding voluntary expense waiver	NA	1.51%	1.45%	1.40%	1.35%	1.57%
Ratio of net investment income to average net assets excluding voluntary expense waiver	NA	-1.31%	-1.21%	-1.05%	-0.50%	-0.79%
Portfolio turnover rate	36%	74%	68%	71%	103%	109%

(1)Annualized.

See Notes to Financial Statements.

The Investments of Money Market Portfolio

June 30, 2004 (Unaudited)
CORPORATE OBLIGATIONS	Principal Amount in Thousands	Value

Certificate of Deposit - 1.27%
Citibank, N.A.,
1.17%, 8-19-04	$750	$750,000

Commercial Paper
Banks - 2.19%
Citigroup Inc.,
1.12%, 7-19-04	500	499,720
Lloyds TSB Bank PLC,
1.08%, 7-7-04	800	799,856

		1,299,576

Beverages - 1.71%
Diageo Capital plc,
1.23%, 7-21-04	1,011	1,010,309

Capital Equipment - 1.34%
Caterpillar Financial Services Corp.,
1.19%, 7-13-04	792	791,686

Finance Companies - 8.44%
Ciesco, LLC:
1.27%, 8-6-04	1,300	1,298,349
1.2%, 8-9-04	1,200	1,198,440
PACCAR Financial Corp.:
1.14%, 8-5-04	300	299,668
1.14%, 8-10-04	800	798,987
1.16%, 8-13-04	900	898,753
1.43%, 9-1-04	500	498,769

		4,992,966

Food and Related - 0.84%
Archer Daniels Midland Company,
1.13%, 8-10-04	500	499,372

Health Care - Drugs - 5.85%
Alcon Capital Corporation (Nestle S.A.),
1.04%, 7-1-04	1,000	1,000,000
Pfizer Inc.:
1.26%, 8-2-04	262	261,707
1.13%, 8-5-04	600	599,341
1.25%, 8-6-04	1,600	1,598,000

		3,459,048

Household - General Products - 5.75%
Fortune Brands Inc.,
1.1%, 7-21-04	2,000	1,998,778
Procter & Gamble Company (The):
1.45%, 7-1-04	357	357,000
1.18%, 7-21-04	700	699,541
1.43%, 9-9-04	350	349,027

		3,404,346

Multiple Industry - 3.21%
BOC Group Inc.,
1.09%, 7-6-04	700	699,894
General Electric Capital Corporation:
1.17%, 8-16-04	700	698,954
1.16%, 9-8-04	500	498,888

		1,897,736

Utilities - Telephone - 6.45%
SBC International Inc.,
1.24%, 7-13-04	1,850	1,849,235
Verizon Network Funding Corporation:
1.08%, 7-7-04	800	799,856
1.18%, 7-13-04	1,166	1,165,541

		3,814,632

Total Commercial Paper - 35.78%		21,169,671

Notes
Banks - 6.82%
BankAmerica Corporation and NationsBank, N.A.,
1.44%, 8-13-04	1,000	1,001,912
NationsBanc Corp.,
6.875%, 2-15-05	1,000	1,033,647
Wells Fargo & Company:
1.12%, 7-8-04	1,500	1,500,000
1.3%, 7-15-04	500	500,000

		4,035,559

Business Equipment and Services - 2.45%
Playworld Systems Incorporated (Wachovia Bank, N.A.),
1.44%, 7-7-04	1,450	1,450,000

Furniture and Furnishings - 0.82%
Capo & Sons Corporation (Wachovia Bank, N.A.),
1.37%, 7-8-04	485	485,000

Health Care - Drugs - 4.66%
Merck & Co., Inc.,
4.484%, 2-22-05 (A)	2,700	2,755,422

Health Care - General - 1.35%
ACTS Retirement - Life Communities, Inc., Variable Rate Demand Bonds, Series 2003A,
1.13%, 7-8-04	800	800,000

Hospital Supply and Management - 3.63%
Autumn House at Powder Mill, Inc. (Suntrust Bank),
1.3%, 7-8-04	500	500,000
Meriter Management Services, Inc. (U.S. Bank Milwaukee, National Association),
1.35%, 7-7-04	1,650	1,650,000

		2,150,000

Leisure Time Industry - 2.40%
Ansley Golf Club, Inc. (Wachovia Bank, N.A.),
1.37%, 7-8-04	1,420	1,420,000

Multiple Industry - 1.74%
General Electric Capital Corporation,
6.5%, 1-25-05	1,000	1,028,384

Retail - General Merchandise - 2.07%
Target Corporation,
7.5%, 2-15-05	600	622,644
Wal-Mart Stores, Inc.,
1.2375%, 8-22-04	600	600,148

		1,222,792

Trucking and Shipping - 2.43%
Volpe Family Partnership, L.P. (Wachovia Bank, N.A.),
1.35%, 7-8-04	1,435	1,435,000

Utilities - Telephone - 2.76%
BellSouth Corporation,
4.119%, 4-26-05	1,000	1,020,382
SBC Communications Inc.,
4.206%, 6-5-05 (A)	600	611,065

		1,631,447

Total Notes - 31.13%		18,413,604

TOTAL CORPORATE OBLIGATIONS - 68.18%		$40,333,275

(Cost: $40,333,275)

MUNICIPAL OBLIGATIONS

California - 5.54%
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds, Air Products Manufacturing Corporation, Taxable Series 1997A,
1.09%, 7-6-04	2,400	2,400,000
County of Sacramento, Taxable Pension Funding Bonds, Series 1995B (Bayerische Landesbank Girozentrale, New York Branch),
1.14%, 7-7-04	875	875,000

		3,275,000

Colorado - 4.06%
Colorado Agricultural Development Authority, Adjustable Rate Industrial Development Revenue Bonds (Royal Crest Dairy, Inc. Project), Series 1998 (UMB Bank Colorado),
1.4%, 7-7-04	2,400	2,400,000

Maryland - 2.62%
Mayor and City Council of Baltimore (City of Baltimore, Maryland), General Obligation Bonds, Consolidated Public Improvement Bonds: Series 2003D (Variable Rate Demand/Taxable),
1.28%, 7-8-04	1,050	1,050,000
Series 2003C (Variable Rate Demand/Taxable),
1.28%, 7-8-04	500	500,000

		1,550,000

New York - 2.60%
The City of New York, General Obligation Bonds, Fiscal 1995 Series B, Taxable Adjustable Rate Bonds (Bayerische Landesbank Girozentrale, New York Branch),
1.19%, 8- 4-04	1,540	1,540,000

Tennessee - 2.53%
Industrial Development Revenue Bonds (Quadion Corporation Project), Series 1989, The Industrial Board of the City of Jackson (Tennessee),
1.15%, 7-8-04	1,500	1,500,000

Texas - 1.35%
Gulf Coast Waste Disposal Authority, Pollution Control Revenue Bonds (Amoco Oil Company Project), Taxable Series 1995,
1.3%, 8-3-04	800	800,000

Washington - 4.84%
Washington State Housing Finance Commission, Taxable Variable Rate Demand Multifamily Revenue Bonds (Mill Pointe Apartments Project), Series 1999B (U.S. Bank of Washington, National Association),
1.5%, 7-2-04	1,695	1,695,000
Watts Brothers Frozen Foods, L.L.C., Variable Rate Demand Taxable Revenue Bonds, 1997 (U.S. Bank of Washington, National Association),
1.2%, 7-8-04	1,169	1,169,000

		2,864,000

TOTAL MUNICIPAL OBLIGATIONS - 23.54%		$13,929,000

(Cost: $13,929,000)

UNITED STATES GOVERNMENT SECURITIES

Federal Home Loan Bank:
1.3%, 2-23-05	500	500,000
1.47%, 3-1-05	800	800,000
1.3%, 4-27-05	1,200	1,200,000
1.35%, 4-29-05	500	500,000
1.555%, 5-3-05	250	250,000
Overseas Private Investment Corporation:
1.3%, 7-7-04	627	627,000
1.35%, 7-7-04	884	883,721

TOTAL UNITED STATES GOVERNMENT SECURITIES - 8.05%		$4,760,721

(Cost: $4,760,721)

TOTAL INVESTMENT SECURITIES - 99.77%		$59,022,996

(Cost: $59,022,996)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.23%		137,455

NET ASSETS - 100.00%		$59,160,451

Notes to Schedule of Investments

(A)
Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, the total value of these securities amounted to $3,366,487 or 5.69% of net assets.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

Statement of Assets and Liabilities

MONEY MARKET PORTFOLIO
June 30, 2004
(In Thousands, Except for Per Share Amounts)                                                 (Unaudited)

ASSETS
Investment securities - at value (cost - $59,023) (Notes 1 and 3)	$59,023
Cash	1
Receivables:
Interest	167
Fund shares sold	22
Prepaid and other assets	1

Total assets	59,214

LIABILITIES
Payable to Fund shareholders	38
Accrued accounting and administrative services fees (Note 2)	3
Dividends payable	3
Accrued shareholder servicing (Note 2)	2
Accrued management fee (Note 2)	1
Accrued service fee (Note 2)	-	*
Other	7

Total liabilities	54

Total net assets	$59,160

NET ASSETS
$0.001 par value capital stock:
Capital stock	$59
Additional paid-in capital	59,101

Net assets applicable to outstanding units of capital	$59,160

Net asset value, redemption and offering price per share	$1.0000

Capital shares outstanding	59,160
Capital shares authorized	135,000

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Operations

MONEY MARKET PORTFOLIO
For the Six Months Ended June 30, 2004
(In Thousands)                                                                                                  (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Interest and amortization (Note 1B)	$318

Expenses (Note 2):
Investment management fee	108
Service fee	68
Accounting and administrative services fees	18
Audit fees	5
Custodian fees	2
Legal fees	2
Shareholder servicing	2
Other	-	*

Total expenses	205

Net investment income	113

Net increase in net assets resulting from operations	$113

*Not shown due to rounding

See Notes to Financial Statements.

Statement of Changes in Net Assets

MONEY MARKET PORTFOLIO
(In Thousands)                                                                                                 (Unaudited)

	For the six months ended 6-30-04	For the fiscal year ended 12-31-03

DECREASE IN NET ASSETS
Operations:
Net investment income	$113	$474

Net increase in net assets resulting from operations	113	474

Dividends to shareholders from net investment income(Note 1E)(1)	(113)	(474)

Capital share transactions(2)	(5,170)	(38,207)

Total decrease	(5,170)	(38,207)
NET ASSETS
Beginning of period	64,330	102,537

End of period	$59,160	$64,330

Undistributed net investment income	$-	$-

(1)See "Financial Highlights" on page 126.

(2) Shares issued from sale of shares	26,925	62,263
Shares issued from reinvestment of dividend	109	474
Shares redeemed	(32,204)	(100,944)

Decrease in outstanding capital shares	(5,170)	(38,207)

Value issued from sale of shares	$26,925	$62,263
Value issued from reinvestment of dividend	109	474
Value redeemed	(32,204)	(100,944)

Decrease in outstanding capital	$(5,170)	$(38,207)

See Notes to Financial Statements.

Financial Highlights

MONEY MARKET PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:                               (Unaudited)

	For the six months ended		For the fiscal year ended December 31,
	6-30-04		2003	2002	2001	2000	1999

Net asset value, beginning of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000	$1.0000

Net investment income	0.0021		0.0051	0.0113	0.0356	0.0571	0.0450
Less dividends declared	(0.0021)		(0.0051)	(0.0113)	(0.0356)	(0.0571)	(0.0450)

Net asset value, end of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000	$1.0000

Total return	0.20%		0.52%	1.12%	3.62%	5.87%	4.62%
Net assets, end of period (in millions)	$59		$64	$103	$99	$52	$64
Ratio of expenses to average net assets	0.76	%(1)	0.75%	0.75%	0.73%	0.75%	0.77%
Ratio of net investment income to average net assets	0.42	%(1)	0.53%	1.13%	3.31%	5.67%	4.51%

(1)Annualized.

See Notes to Financial Statements.

The Investments of Mortgage Securities Portfolio

June 30, 2004 (Unaudited)
CORPORATE DEBT SECURITIES	Principal Amount in Thousands	Value

Finance Companies
Bear Stearns Commercial Mortgage Security,
5.064%, 5-14-16	$150	$150,516
Capital One Multi-asset Execution Trust,
6.0%, 8-15-13	150	154,581
Green Tree Financial Corporation,
7.95%, 8-15-25	150	161,845
Wachovia Commercial Mortgage Securities, Inc.,
5.4117%, 7-15- 41	100	99,563

TOTAL CORPORATE DEBT SECURITIES - 3.74%		$566,505

(Cost: $562,314)

UNITED STATES GOVERNMENT SECURITIES

Mortgage-Backed Obligations
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificate,
6.0%, 10-1-33	966	990,029
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.0%, 7-1-19	1,000	1,000,938
7.0%, 11-1-32	500	528,342
5.5%, 5-1-33	600	597,000
5.0%, 2-1-34	3,500	3,384,980
5.5%, 3-1-34	2,920	2,909,258
6.0%, 4-1-34	967	988,416
6.5%, 4-1-34	1,932	2,013,199
5.5%, 6-1-34	1,500	1,494,768
Government National Mortgage Association Non-Agency REMIC/CMO,
5.008%, 12-16-25	500	498,203

TOTAL UNITED STATES GOVERNMENT SECURITIES - 95.01%		$14,405,133

(Cost: $14,277,149)

SHORT-TERM SECURITY - 11.92%

Repurchase Agreement
J.P. Morgan Securities, Inc., 0.75% Repurchase Agreement dated 6-30-04 to be repurchased at $1,808,038 on 7-1-04 (A)	$1,808	$1,808,000

(Cost: $1,808,000)

TOTAL INVESTMENT SECURITIES - 110.67%		$16,779,638

(Cost: $16,647,463)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (10.67%)		(1,617,771)

NET ASSETS - 100.00%		$15,161,867

Notes to Schedule of Investments

(A)	Collateralized by $1,839,541 United States Treasury Bond, 7.25% due 5-15-16; market value and accrued interest aggregate $1,853,881.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities

MORTGAGE SECURITIES PORTFOLIO
June 30, 2004
(In Thousands, Except for Per Share Amounts)                                                       (Unaudited)

ASSETS
Investment securities - at value (cost - $14,839) (Notes 1 and 3)	$14,972
Repurchase agreement - at value (cost - $1,808)	1,808
Cash	1
Receivables:
Investment securities sold	846
Interest	67

Total assets	17,694

LIABILITIES
Payable for investment securities purchased	2,519
Payable to Fund shareholders	1
Accrued accounting and administrative services fees (Note 2)	1
Accrued shareholder servicing (Note 2)	1
Accrued service fee (Note 2)	-	*
Other	10

Total liabilities	2,532

Total net assets	$15,162

NET ASSETS
$0.01 par value capital stock:
Capital stock	$3
Additional paid-in capital	15,005
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	24
Accumulated undistributed net realized loss on investment transactions	(2)
Net unrealized appreciation in value of investments	132

Net assets applicable to outstanding units of capital	$15,162

Net asset value, redemption and offering price per share	$5.0515

Capital shares outstanding	3,001
Capital shares authorized	80,000

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Operations

MORTGAGE SECURITIES PORTFOLIO
For the Period from May 27, 2004(1) through June 30, 2004
(In Thousands)                                                                                                      (Unaudited)

INVESTMENT INCOME
Interest and amortization (Note 1B)	$40

Expenses (Note 2):
Legal fees	9
Investment management fee	6
Service fee	3
Accounting and administrative services fees	1
Custodian fees	1
Shareholder servicing	1
Other	1

Total	22
Less voluntary waiver of investment management fee (Note 2)	(6)

Total expenses	16

Net investment income	24

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net loss on investments	(2)
Unrealized appreciation in value of investments	132

Net gain on investments	130

Net increase in net assets resulting from operations	$154

(1)Commencement of operations.

See Notes to Financial Statements.

Statement of Changes in Net Assets

MORTGAGE SECURITIES PORTFOLIO
For the Period from May 27, 2004(1) through June 30, 2004
(In Thousands)                                                                                                       (Unaudited)

INCREASE IN NET ASSETS
Operations:
Net investment income	$24
Realized net loss on investments	(2)
Unrealized appreciation	132

Net increase in net assets resulting from operations	154

Distributions to shareholders from (Note 1E):(1)
Net investment income	-
Realized gains on investment transactions	-

-

Capital share transactions(2)	15,008

Total increase	15,162
NET ASSETS
Beginning of period	-

End of period	$15,162

Undistributed net investment income	$24

(1)See "Financial Highlights" on page 132.

(2)Shares issued from sale of shares	3,004
Shares issued from reinvestment of dividend	-
Shares redeemed	(3)

Increase in outstanding capital shares	3,001

Value issued from sale of shares	$15,023
Value issued from reinvestment of dividend	-
Value redeemed	(15)

Increase in outstanding capital	15,008

(1)Commencement of operations.

See Notes to Financial Statements.

Financial Highlights

MORTGAGE SECURITIES PORTFOLIO
For a Share of Capital Stock Outstanding Throughout the Period:                 (Unaudited)

	For the fiscal period from 5-27-04(1) through 6-30-04

Net asset value, beginning of period	$5.0000

Income from investment operations:
Net investment income	0.0081
Net realized and unrealized gain on investments	0.0434

Total from investment operations	0.0515

Less distributions from:
Net investment income	(0.0000)
Capital gains	(0.0000)

Total distributions	(0.0000)

Net asset value, end of period	$5.0515

Total return	1.00%
Net assets, end of period (in millions)	$15
Ratio of expenses to average net assets including voluntary expense waiver	1.25	%(2)
Ratio of net investment income to average net assets including voluntary expense waiver	1.97	%(2)
Ratio of expenses to average net assets excluding voluntary expense waiver	1.75	%(2)
Ratio of net investment income to average net assets excluding voluntary expense waiver	1.47	%(2)
Portfolio turnover rate	38%

(1)Commencement of operations.
(2)Annualized.

See Notes to Financial Statements.

The Investments of Real Estate Securities Portfolio

June 30, 2004 (Unaudited)
COMMON STOCKS	Shares	Value

Business Equipment and Services - 3.25%
Brookfield Properties Corporation	5,900	$169,625

Homebuilders, Mobile Homes - 0.72%
WCI Communities, Inc.*	1,700	37,927

Hospital Supply and Management - 1.70%
Ventas, Inc.	3,800	88,730

Hotels and Gaming - 7.38%
Fairmont Hotels & Resorts Inc.	1,500	40,425
Hilton Hotels Corporation	8,900	166,074
Starwood Hotels & Resorts Worldwide, Inc.	4,000	179,400

		385,899

Multiple Industry - 5.32%
Boardwalk Real Estate Investment Trust (A)	10,700	126,526
Global Signal Inc.*	1,000	21,950
Strategic Hotel Capital, L.L.C.*	8,800	129,360

		277,836

Real Estate Investment Trust - 78.09%
AMB Property Corporation	1,600	55,408
Affordable Residential Communities Inc.	5,100	84,660
Alexandria Real Estate Equities, Inc.	2,000	113,560
BRE Properties, Inc., Class A	1,800	62,550
Boston Properties, Inc.	2,100	105,168
Brandywine Realty Trust	4,900	133,231
CBL & Associates Properties, Inc.	1,900	104,500
Capital Automotive REIT	900	26,464
CarrAmerica Realty Corporation	4,400	133,012
Corporate Office Properties Trust	1,600	39,760
Cousins Properties Incorporated	3,500	115,325
Developers Diversified Realty Corporation	6,500	229,905
Entertainment Properties Trust	2,200	78,628
Equity Inns, Inc.	6,500	60,385
Equity One, Inc.	5,500	99,440
Equity Residential	6,000	178,380
Essex Property Trust, Inc.	1,100	75,185
First Potomac Realty Trust	2,600	49,842
General Growth Properties, Inc.	7,700	227,689
Hersha Hospitality Trust	5,800	57,304
Host Marriott Corporation*	2,200	27,192
Kimco Realty Corporation	3,200	145,600
LTC Properties, Inc.	2,800	46,480
Mack-Cali Realty Corporation	900	37,242
Maguire Properties, Inc.	1,000	24,770
Mills Corporation (The)	4,800	224,160
Newcastle Investment Corp.	1,600	47,920
Omega Healthcare Investors, Inc.	2,400	24,096
PS Business Parks, Inc.	2,400	96,576
Pan Pacific Retail Properties, Inc.	1,100	55,572
Prentiss Properties Trust	2,600	87,152
ProLogis	9,700	319,324
Regency Centers Corporation	800	34,320
Rouse Company (The)	3,900	185,250
SL Green Realty Corp.	1,800	84,240
St. Joe Company (The)	1,100	43,670
Simon Property Group, Inc.	2,800	143,976
Tanger Factory Outlet Centers, Inc.	3,000	117,300
United Dominion Realty Trust, Inc.	7,300	144,394
Vornado Realty Trust	300	17,133
Winston Hotels, Inc.	13,800	142,830

		4,079,593

TOTAL COMMON STOCKS - 96.46%		$5,039,610

(Cost: $4,857,561)

TOTAL SHORT-TERM SECURITIES - 3.16%		$165,000

(Cost: $165,000)

TOTAL INVESTMENT SECURITIES - 99.62%		$5,204,610

(Cost: $5,022,561)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.38%		19,653

NET ASSETS - 100.00%		$5,224,263

Notes to Schedule of Investments

*	No dividends were paid during the preceding 12 months.
(A)	Listed on an exchange outside the United States.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities

REAL ESTATE SECURITIES PORTFOLIO
June 30, 2004
(In Thousands, Except for Per Share Amounts)                                                (Unaudited)

ASSETS
Investment securities - at value (cost - $5,023) (Notes 1 and 3)	$5,205
Cash	1
Receivables:
Dividends and interest	21

Total assets	5,227

LIABILITIES
Accrued shareholder servicing (Note 2)	1
Accrued service fee (Note 2)	-	*
Other	2

Total liabilities	3

Total net assets	$5,224

NET ASSETS
$0.001 par value capital stock:
Capital stock	$1
Additional paid-in capital	5,018
Accumulated undistributed income:
Accumulated undistributed net investment income	19
Accumulated undistributed net realized gain on investment transactions	4
Net unrealized appreciation in value of investments	182

Net assets applicable to outstanding units of capital	$5,224

Net asset value, redemption and offering price per share	$5.2051

Capital shares outstanding	1,004
Capital shares authorized	80,000

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Operations

REAL ESTATE SECURITIES PORTFOLIO
For the Period from May 27, 2004(1) through June 30, 2004
(In Thousands)                                                                                                 (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Dividends	$29
Interest and amortization	1

Total income	30

Expenses (Note 2):
Legal fees	9
Investment management fee	4
Service fee	1
Shareholder servicing	-	*
Custodian fee	-	*

Total	14
Less voluntary waiver of investment management fee (Note 2)	(4)

Total expenses	10

Net investment income	20

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	4
Realized net loss on foreign currency transactions	(1)

Realized net gain on investments	3
Unrealized appreciation in value of investments during the period	182

Net gain on investments	185

Net increase in net assets resulting from operations	$205

*Not shown due to rounding.
(1)Commencement of operations.

See Notes to Financial Statements.

Statement of Changes in Net Assets

REAL ESTATE SECURITIES PORTFOLIO
For the Period from May 27, 2004(1) through June 30, 2004
(In Thousands)                                                                                                 (Unaudited)

INCREASE IN NET ASSETS
Operations:
Net investment income	$20
Realized net gain on investments	3
Unrealized appreciation	182

Net increase in net assets resulting from operations	205

Distributions to shareholders from (Note 1E):(2)
Net investment income	-
Realized gains on investment transactions	-

-

Capital share transactions(3)	5,019

Total increase	5,224
NET ASSETS
Beginning of period	-

End of period	$5,224

Undistributed net investment income	$19

(1)Commencement of operations.
(2)See "Financial Highlights" on page 139.

(3)Shares issued from sale of shares	1,005
Shares issued from reinvestment of dividend	-
Shares redeemed	(1)

Increase in outstanding capital shares	1,004

Value issued from sale of shares	$5,024
Value issued from reinvestment of dividend	-
Value redeemed	(5)

Increase in outstanding capital	$5,019

See Notes to Financial Statements.

Financial Highlights

REAL ESTATE SECURITIES PORTFOLIO
For a Share of Capital Stock Outstanding Throughout the Period:                   (Unaudited)

	For the fiscal period from 5-27-04(1) through 6-30-04

Net asset value, beginning of period	$5.0000

Income from investment operations:
Net investment income	0.0199
Net realized and unrealized gain on investments	0.1852

Total from investment operations	0.2051

Less distributions from:
Net investment income	(0.0000)
Capital gains	(0.0000)

Total distributions	(0.0000)

Net asset value, end of period	$5.2051

Total return	4.20%
Net assets, end of period (in millions)	$5
Ratio of expenses to average net assets including voluntary expense waiver	2.28%	(2)
Ratio of net investment income to average net assets including voluntary expense waiver	4.78%	(2)
Ratio of expenses to average net assets excluding voluntary expense waiver	3.18%	(2)
Ratio of net investment income to average net assets excluding voluntary expense waiver	3.88%	(2)
Portfolio turnover rate	96%

(1)Commencement of operations.
(2)Annualized

See Notes to Financial Statements.

The Investments of Science and Technology Portfolio

June 30, 2004 (Unaudited)
COMMON STOCKS	Shares	Value

Business Equipment and Services - 8.95%
Accenture Ltd*	118,600	$3,259,128
CheckFree Corporation*	258,200	7,727,926
Euronet Worldwide, Inc.*	251,250	5,826,487
First Data Corporation	128,500	5,720,820
Nextel Partners, Inc., Class A*	231,800	3,691,415

		26,225,776

Communications Equipment - 7.32%
Cisco Systems, Inc.*	211,200	5,006,496
Foundry Networks, Inc.*	240,500	3,387,442
NETGEAR, Inc.*	138,900	1,500,120
Nokia Corporation, Series A, ADR*	204,400	2,971,976
Nortel Networks Corporation*	568,100	2,834,819
Scientific-Atlanta, Inc.	166,500	5,744,250

		21,445,103

Computers - Micro - 1.44%
Dell Inc.*	117,400	4,218,769

Computers - Peripherals - 15.47%
Amdocs Limited*	207,950	4,872,268
Check Point Software Technologies Ltd.*	217,700	5,862,661
Computer Associates International, Inc.	104,400	2,929,464
EMC Corporation*	569,500	6,492,300
Hypercom Corporation*	106,600	900,770
Intergraph Corporation*	53,700	1,383,849
Macromedia, Inc.*	58,100	1,417,640
Microsoft Corporation	215,500	6,155,757
Oracle Corporation*	179,000	2,145,315
SAP Aktiengesellschaft, ADR	37,200	1,555,332
Symbol Technologies, Inc.	420,540	6,198,760
TIBCO Software Inc.*	396,400	3,331,742
VERITAS Software Corporation*	74,600	2,070,150

		45,316,008

Consumer Electronics - 2.92%
Garmin Ltd.	231,200	8,564,804

Electronic Components - 15.87%
AMIS Holdings, Inc.*	93,300	1,578,170
Adaptec, Inc.*	152,900	1,292,770
Altera Corporation*	122,700	2,724,554
Amphenol Corporation, Class A*	115,000	3,831,800
Analog Devices, Inc.	58,600	2,758,888
Broadcom Corporation, Class A*	70,900	3,315,284
Cherokee International Corporation*	56,400	641,268
Intel Corporation	99,200	2,738,416
Mediatek Incorporation (A)	315,000	2,499,667
Microchip Technology Incorporated	254,700	8,011,589
Motorola, Inc.	156,800	2,861,600
Samsung Electronics Co., Ltd. (A)	23,400	9,659,714
United Microelectronics Corporation*	1,067,926	4,602,761

		46,516,481

Electronic Instruments - 1.51%
ASML Holding N.V.*	163,700	2,802,544
Mattson Technology, Inc.*	134,400	1,612,800

		4,415,344

Health Care - Drugs - 14.87%
Alcon, Inc.	144,200	11,341,330
Amgen Inc.*	82,700	4,513,352
Amylin Pharmaceuticals, Inc.*	119,500	2,722,808
Corgentech Inc.*	75,600	1,218,294
Forest Laboratories, Inc.*	86,400	4,892,832
Genzyme Corporation - General Division*	125,200	5,920,082
ICOS Corporation*	126,900	3,784,792
IVAX Corporation*	259,200	6,218,208
Pfizer Inc.	86,600	2,968,648

		43,580,346

Health Care - General - 4.70%
Advanced Medical Optics, Inc.*	61,400	2,613,798
Boston Scientific Corporation*	254,300	10,884,040
WellCare Group, Inc.	16,600	282,200

		13,780,038

Hospital Supply and Management - 10.75%
Anthem, Inc.*	31,600	2,830,096
Cerner Corporation*	277,200	12,336,786
Guidant Corporation	107,600	6,012,688
HCA Inc.	72,100	2,998,639
Sunrise Senior Living, Inc.*	38,000	1,487,320
UnitedHealth Group Incorporated	93,500	5,820,375

		31,485,904

Multiple Industry - 7.11%
AU Optronics Corp., ADR	83,700	1,361,799
Critical Therapeutics, Inc.*	167,200	1,167,056
Cytokinetics, Incorporated*	50,600	752,675
Radiation Therapy Services, Inc.*	111,400	1,586,893
Research In Motion Limited*	233,100	15,958,026

		20,826,449

Security and Commodity Brokers - 1.07%
Chicago Mercantile Exchange Holdings Inc.	21,700	3,132,829

Timesharing and Software - 1.53%
Alliance Data Systems Corporation*	99,900	4,220,775
Opsware Inc.*	34,000	268,600

		4,489,375

Utilities - Telephone - 0.74%
Telesystem International Wireless Inc.*	221,300	2,164,314

TOTAL COMMON STOCKS - 94.25%		$276,161,540

(Cost: $236,935,916)

TOTAL SHORT-TERM SECURITIES - 4.30%		$12,608,442

(Cost: $12,608,442)

TOTAL INVESTMENT SECURITIES - 98.55%		$288,769,982

(Cost: $249,544,358)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.45%		4,251,674

NET ASSETS - 100.00%		$293,021,656

Notes to Schedule of Investments

*	No dividends were paid during the preceding 12 months.
(A)	Listed on an exchange outside the United States.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities

SCIENCE AND TECHNOLOGY PORTFOLIO
June 30, 2004
(In Thousands, Except for Per Share Amounts)                                                 (Unaudited)

ASSETS
Investment securities - at value (cost - $249,544) (Notes 1 and 3)	$288,770
Cash	813
Receivables:
Investment securities sold	4,716
Dividends and interest	23
Fund shares sold	21
Prepaid and other assets	2

Total assets	294,345

LIABILITIES
Payable for investment securities purchased	1,198
Payable to Fund shareholders	82
Accrued accounting and administrative services fees (Note 2)	8
Accrued management fee (Note 2)	7
Accrued shareholder servicing (Note 2)	4
Accrued service fee (Note 2)	2
Other	22

Total liabilities	1,323

Total net assets	$293,022

NET ASSETS
$0.001 par value capital stock:
Capital stock	$22
Additional paid-in capital	313,751
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss	(1,305)
Accumulated undistributed net realized loss on investment transactions	(58,672)
Net unrealized appreciation in value of investments	39,226

Net assets applicable to outstanding units of capital	$293,022

Net asset value, redemption and offering price per share	$13.1429

Capital shares outstanding	22,295
Capital shares authorized	60,000

See Notes to Financial Statements.

Statement of Operations

SCIENCE AND TECHNOLOGY PORTFOLIO
For the Six Months Ended June 30, 2004
(In Thousands)                                                                                                       (Unaudited)

INVESTMENT LOSS
Income (Note 1B):
Dividends	$283
Interest and amortization	94

Total income	377

Expenses (Note 2):
Investment management fee	1,209
Service fee	356
Accounting and administrative services fees	46
Custodian fees	18
Legal fees	9
Audit fees	8
Shareholder servicing	8
Other	17

Total expenses	1,671

Net investment loss	(1,294)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	22,123
Realized net gain on written options	82
Realized net loss on purchased options	(137)
Realized net loss on foreign currency transactions	(5)

Realized net gain on investments	22,063
Unrealized depreciation in value of investments during the period	(4,475)

Net gain on investments	17,588

Net increase in net assets resulting from operations	$16,294

See Notes to Financial Statements.

Statement of Changes in Net Assets

SCIENCE AND TECHNOLOGY PORTFOLIO
(In Thousands)                                                                                                       (Unaudited)

	For the six months ended 6-30-04	For the fiscal year ended 12-31-03

INCREASE IN NET ASSETS
Operations:
Net investment loss	$(1,294)	$(1,129)
Realized net gain (loss) on investments	22,063	(15,470)
Unrealized appreciation (depreciation)	(4,475)	76,470

Net increase in net assets resulting from operations	16,294	59,871

Dividends to shareholders from (Note 1E):(1)
Net investment income	-	-
Realized gains on securities transactions	-	-

	-	-

Capital share transactions(2)	8,269	13,622

Total increase	24,563	73,493
NET ASSETS
Beginning of period	268,459	194,966

End of period	$293,022	$268,459

Undistributed net investment loss	$(1,305)	$(6)

(1)See "Financial Highlights" on page 146.

(2)Shares issued from sale of shares	1,563	4,190
Shares issued from reinvestment of dividend	-	-
Shares redeemed	(938)	(3,051)

Increase in outstanding capital shares	625	1,139

Value issued from sale of shares	$20,253	$44,577
Value issued from reinvestment of dividend	-	-
Value redeemed	(11,984)	(30,955)

Increase in outstanding capital	$8,269	$13,622

See Notes to Financial Statements.

Financial Highlights

SCIENCE AND TECHNOLOGY PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

	For the six months ended		For the fiscal year ended December 31,
	6-30-04		2003	2002	2001	2000	1999

Net asset value, beginning of period	$12.3883		$9.4961	$12.4927	$14.2542	$22.4087	$8.2750

Income (loss) from investment operations:
Net investment income (loss)	(0.0580)		(0.0521)	(0.0245)	0.0584	0.1151	(0.0309)
Net realized and unrealized gain (loss) on investments	0.8126		2.9443	(2.9720)	(1.7571)	(4.8532)	14.4840

Total from investment operations	0.7546		2.8922	(2.9965)	(1.6987)	(4.7381)	14.4531

Less distributions from:
Net investment income	(0.0000)		(0.0000)	(0.0001)	(0.0589)	(0.1151)	(0.0000)
Capital gains	(0.0000)		(0.0000)	(0.0000)	(0.0039)	(3.3013)	(0.3194)

Total distributions	(0.0000)		(0.0000)	(0.0001)	(0.0628)	(3.4164)	(0.3194)

Net asset value, end of period	$13.1429		$12.3883	$9.4961	$12.4927	$14.2542	$22.4087

Total return	6.09%		30.46%	-23.99%	-11.91%	-21.15%	174.66%
Net assets, end of period (in millions)	$293		$268	$195	$267	$295	$253
Ratio of expenses to average net assets	1.18	%(1)	1.16%	1.17%	1.15%	1.14%	1.10%
Ratio of net investment income (loss) to average net assets	-0.91	%(1)	-0.52%	-0.23%	0.47%	0.64%	-0.38%
Portfolio turnover rate	59%		116%	92%	93%	94%	47%

(1)Annualized.

See Notes to Financial Statements.

The Investments of Small Cap Growth Portfolio

June 30, 2004 (Unaudited)
COMMON STOCKS	Shares	Value

Apparel - 1.52%
Quiksilver, Inc.*	367,400	$8,747,794

Banks - 2.20%
City National Corporation	89,700	5,893,290
Southwest Bancorporation of Texas, Inc.	154,000	6,781,390

		12,674,680

Beverages - 0.80%
Mondavi (Robert) Corporation (The), Class A*	124,717	4,616,400

Broadcasting - 2.04%
Cox Radio, Inc., Class A*	331,910	5,768,596
Entercom Communications Corp.*	159,650	5,954,945

		11,723,541

Business Equipment and Services - 9.04%
Acxiom Corporation	280,300	6,961,250
CheckFree Corporation*	375,755	11,246,347
Entegris, Inc.*	626,910	7,222,003
Hewitt Associates, Inc., Class A*	179,500	4,936,250
MAXIMUS, Inc.*	260,050	9,221,373
Resources Connection, Inc.*	185,132	7,236,810
Sapient Corporation*	861,000	5,161,695

		51,985,728

Capital Equipment - 1.92%
Nordson Corporation	254,957	11,040,913

Chemicals - Specialty - 1.39%
Minerals Technologies Inc.	137,450	7,972,100

Communications Equipment - 5.80%
ADTRAN, Inc.	196,900	6,569,568
Foundry Networks, Inc.*	703,000	9,901,755
Inter-Tel, Incorporated	234,400	5,841,248
Tekelec*	609,600	11,085,576

		33,398,147

Computers - Peripherals - 11.49%
Avid Technology, Inc.*	256,200	13,979,553
Cognex Corporation	271,900	10,461,353
Informatica Corporation*	449,700	3,449,199
Kronos Incorporated*	250,800	10,304,118
Macromedia, Inc.*	397,100	9,689,240
MICROS Systems, Inc.*	109,000	5,216,195
National Instruments Corporation	174,650	5,358,262
Take-Two Interactive Software, Inc.*	249,400	7,630,393

		66,088,313

Cosmetics and Toiletries - 1.49%
NBTY, Inc.*	292,500	8,596,575

Electrical Equipment - 1.20%
Power-One, Inc.*	629,000	6,909,565

Electronic Components - 4.10%
FormFactor, Inc.*	285,200	6,411,296
Power Integrations, Inc.*	361,000	8,987,095
Semtech Corporation*	347,600	8,180,766

		23,579,157

Electronic Instruments - 3.72%
FLIR Systems, Inc.*	277,250	15,219,639
Lam Research Corporation*	231,050	6,186,364

		21,406,003

Finance Companies - 1.26%
Financial Federal Corporation*	204,800	7,221,248

Health Care - Drugs - 4.72%
Angiotech Pharmaceuticals, Inc.*	241,100	4,852,138
Martek Biosciences Corporation*	158,674	8,911,925
Par Pharmaceutical Companies, Inc.*	145,850	5,135,378
Taro Pharmaceutical Industries Ltd.*	189,200	8,236,822

		27,136,263

Health Care - General - 8.41%
Advanced Neuromodulation Systems, Inc.*	179,500	5,888,498
Ciphergen Biosystems, Inc.*	483,750	3,519,281
Hologic, Inc.*	218,700	5,059,625
IDEXX Laboratories, Inc.*	106,007	6,666,250
Intuitive Surgical, Inc.*	138,500	2,623,882
Omnicare, Inc.	335,150	14,347,772
ResMed Inc.*	201,700	10,278,632

		48,383,940

Hospital Supply and Management - 5.88%
Advisory Board Company (The)*	153,503	5,463,939
Amsurg Corp.*	35,500	891,938
Cerner Corporation*	366,956	16,331,377
LabOne, Inc.*	176,330	5,595,833
Odyssey HealthCare, Inc.*	294,800	5,555,506

		33,838,593

Motor Vehicle Parts - 1.88%
Gentex Corporation	273,700	10,841,257

Non-Residential Construction - 0.60%
Chicago Bridge & Iron Company N.V., NY Shares	123,500	3,439,475

Petroleum - International - 2.95%
Newfield Exploration Company*	304,700	16,983,978

Petroleum - Services - 1.74%
Patterson-UTI Energy, Inc.	300,800	10,021,152

Publishing - 2.08%
Getty Images, Inc.*	199,662	11,979,720

Railroad - 1.23%
Kansas City Southern*	457,700	7,094,350

Restaurants - 3.64%
CKE Restaurants, Inc.*	400,800	5,342,664
Panera Bread Company, Class A*	233,500	8,366,305
Sonic Corp.*	317,400	7,206,567

		20,915,536

Retail -- Specialty Stores - 3.32%
O'Reilly Automotive, Inc.*	210,500	9,513,547
Talbots, Inc. (The)	244,400	9,568,260

		19,081,807

Security and Commodity Brokers - 2.02%
Chicago Mercantile Exchange Holdings Inc.	80,633	11,640,986

Timesharing and Software - 4.18%
FactSet Research Systems, Inc.	324,250	15,327,297
MicroStrategy Incorporated, Class A*	205,250	8,746,729

		24,074,026

TOTAL COMMON STOCKS - 90.62%		$521,391,247

(Cost: $429,585,470)

TOTAL SHORT-TERM SECURITIES - 9.76%		$56,124,450

(Cost: $56,124,450)

TOTAL INVESTMENT SECURITIES - 100.38%		$577,515,697

(Cost: $485,709,920)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.38%)		(2,158,629)

NET ASSETS - 100.00%		$575,357,068

Notes to Schedule of Investments

*	No dividends were paid during the preceding 12 months.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities

SMALL CAP GROWTH PORTFOLIO
June 30, 2004
(In Thousands, Except for Per Share Amounts)                                                 (Unaudited)

ASSETS
Investment securities - at value (cost - $485,710) (Notes 1 and 3)	$577,516
Cash	1,113
Receivables:
Investment securities sold	2,716
Dividends and interest	20
Fund shares sold	13
Prepaid and other assets	2

Total assets	581,380

LIABILITIES
Payable for investment securities purchased	5,838
Payable to Fund shareholders	116
Accrued accounting and administrative services fees (Note 2)	13
Accrued management fee (Note 2)	13
Accrued shareholder servicing (Note 2)	7
Accrued service fee (Note 2)	4
Other	32

Total liabilities	6,023

Total net assets	$575,357

NET ASSETS
$0.001 par value capital stock:
Capital stock	$64
Additional paid-in capital	599,452
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss	(2,523)
Accumulated undistributed net realized loss on investment transactions	(113,442)
Net unrealized appreciation in value of investments	91,806

Net assets applicable to outstanding units of capital	$575,357

Net asset value, redemption and offering price per share	$8.9465

Capital shares outstanding	64,311
Capital shares authorized	140,000

See Notes to Financial Statements.

Statement of Operations

SMALL CAP GROWTH PORTFOLIO
For the Six Months Ended June 30, 2004
(In Thousands)                                                                                                       (Unaudited)

INVESTMENT LOSS
Income (Note 1B):
Dividends	$547
Interest and amortization	233

Total income	780

Expenses (Note 2):
Investment management fee	2,396
Service fee	705
Accounting and administrative services fees	75
Custodian fees	20
Legal fees	19
Shareholder servicing	14
Audit fees	13
Other	53

Total expenses	3,295

Net investment loss	(2,515)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on investments	52,367
Unrealized depreciation in value of securities during the period	(19,573)

Net gain on investments	32,794

Net increase in net assets resulting from operations	$30,279

See Notes to Financial Statements.

Statement of Changes in Net Assets

SMALL CAP GROWTH PORTFOLIO
(In Thousands)                                                                                                       (Unaudited)

	For the six months ended 6-30-04	For the fiscal year ended 12-31-03

INCREASE IN NET ASSETS
Operations:
Net investment loss	$(2,515)	$(3,120)
Realized net gain (loss) on investments	52,367	(25,597)
Unrealized appreciation (depreciation)	(19,573)	132,767

Net increase in net assets resulting from operations	30,279	104,050

Dividends to shareholders from (Note 1E):(1)
Net investment income	-	-
Realized gains on securities transactions	-	-

	-	-

Capital share transactions(2)	757	161,019

Total increase	31,036	265,069
NET ASSETS
Beginning of period	544,321	279,252

End of period	$575,357	$544,321

Undistributed net investment loss	$(2,523)	$(8)

(1)See "Financial Highlights" on page 154.

(2) Shares issued from sale of shares	3,547	8,139
Shares issued in connection with merger of Advantus Small Company Growth Portfolio	-	20,668
Shares issued from reinvestment of dividend	-	-
Shares redeemed	(3,498)	(9,305)

Increase in outstanding capital shares	49	19,502

Value issued from sale of shares	$31,174	$60,408
Value issued in connection with merger of Advantus Small Company Growth Portfolio	-	164,419
Value issued from reinvestment of dividend	-	-
Value redeemed	(30,417)	(63,808)

Increase in outstanding capital	$757	$161,019

See Notes to Financial Statements.

Financial Highlights

SMALL CAP GROWTH PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:                           (Unaudited)

For the six months ended	For the fiscal year ended December 31,
6-30-04	2003	2002	2001	2000	1999

Net asset value, beginning of period	$8.4703	$6.2388	$7.9770	$8.1345	$11.6130	$7.9019

Income (loss) from investment operations:
Net investment income (loss)	(0.0392)	(0.0485)	(0.0458)	(0.0103)	0.0717	0.0423
Net realized and unrealized gain (loss) on investments	0.5154	2.2800	(1.6924)	(0.1471)	(1.5051)	4.0847

Total from investment operations	0.4762	2.2315	(1.7382)	(0.1574)	(1.4334)	4.1270

Less distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0000)	(0.0000	)*	(0.0717)	(0.0421)
Capital gains	(0.0000)	(0.0000)	(0.0000)	(0.0001)	(1.9734)	(0.3738)

Total distributions	(0.0000)	(0.0000)	(0.0000)	(0.0001)	(2.0451)	(0.4159)

Net asset value, end of period	$8.9465	$8.4703	$6.2388	$7.9770	$8.1345	$11.6130

Total return	5.62%	35.77%	-21.79%	-1.93%	-12.35%	52.23%
Net assets, end of period (in millions)	$575	$544	$279	$359	$345	$318
Ratio of expenses to average net assets	1.17	%(1)	1.15%	1.15%	1.14%	1.13%	1.12%
Ratio of net investment income (loss) to average net assets	-0.89	%(1)	-0.88%	-0.66%	-0.14%	0.68%	0.53%
Portfolio turnover rate	56%	86%	35%	30%	58%	131%

*Not shown due to rounding.
(1)Annualized.

See Notes to Financial Statements.

The Investments of Small Cap Value Portfolio

June 30, 2004 (Unaudited)
COMMON STOCKS	Shares	Value

Air Transportation - 2.05%
Alaska Air Group, Inc.*	19,900	$475,013
EGL, Inc.*	33,000	877,140
Frontier Airlines, Inc.*	9,000	97,695
Mesa Air Group, Inc.*	50,000	406,000
SkyWest, Inc.	18,700	325,100

		2,180,948

Aircraft - 1.46%
AAR CORP.*	41,100	466,485
HEICO Corporation	18,800	343,100
HEICO Corporation, Class A	1,810	25,249
Herley Industries, Inc.*	13,600	264,452
Triumph Group, Inc.*	14,200	453,406

		1,552,692

Apparel - 1.58%
OshKosh B'Gosh, Inc., Class A	15,800	392,393
Payless ShoeSource, Inc.*	60,700	905,037
Russell Corporation	21,000	377,160

		1,674,590

Banks - 0.70%
First Niagara Financial Group, Inc.	20,600	247,303
Sterling Bancshares, Inc.	35,200	499,664

		746,967

Broadcasting - 0.92%
Entercom Communications Corp.*	6,700	249,910
Gray Television, Inc.	20,700	287,523
LIN TV Corp., Class A*	20,900	443,080

		980,513

Business Equipment and Services - 5.79%
Carreker Corporation*	33,300	333,167
Excel Technology, Inc.*	10,100	336,078
Heidrick & Struggles International, Inc.*	29,100	866,307
John H. Harland Company	16,700	490,145
Learning Tree International, Inc.*	22,400	327,376
NCO Group, Inc.*	19,000	505,495
PTEK Holdings, Inc.*	54,700	631,785
Perot Systems Corporation, Class A*	33,700	447,199
ProQuest Company*	11,900	324,275
StarTek, Inc.	6,100	218,380
Stewart Enterprises, Inc., Class A*	110,000	891,000
Tetra Tech, Inc.*	22,100	360,562
Viad Corp	15,300	413,253

		6,145,022

Capital Equipment - 6.72%
Esterline Technologies Corporation*	15,700	463,621
Flowserve Corporation*	19,900	496,306
GrafTech International Ltd.*	50,300	526,138
Helix Technology Corporation	19,200	409,728
JLG Industries, Inc.	44,600	619,494
Joy Global Inc.	21,000	626,220
Kadant Inc.*	24,900	575,937
Manitowoc Company, Inc. (The)	18,900	639,765
Maverick Tube Corporation*	24,600	645,996
Regal-Beloit Corporation	15,200	338,352
Stewart & Stevenson Services, Inc.	24,900	446,208
Terex Corporation*	13,200	450,516
Valmont Industries, Inc.	18,200	416,780
Watts Water Technologies, Inc., Class A	17,900	482,405

		7,137,466

Chemicals - Petroleum and Inorganic - 1.15%
Agrium Inc.	63,700	926,835
Tredegar Corporation	18,000	290,340

		1,217,175

Chemicals - Specialty - 2.79%
Cambrex Corporation	20,600	519,738
Ferro Corporation	15,000	400,200
IMC Global Inc.	35,400	474,360
Millennium Chemicals Inc.*	31,600	547,312
Minerals Technologies Inc.	4,400	255,200
OMNOVA Solutions Inc.*	77,700	473,970
SPARTECH Corporation	11,100	287,934

		2,958,714

Coal - 1.03%
Massey Energy Company	15,400	434,434
Peabody Energy Corporation	11,800	660,682

		1,095,116

Communications Equipment - 2.80%
Advanced Fibre Communications, Inc.*	7,200	145,404
Anaren, Inc.*	28,800	474,912
Andrew Corporation*	47,300	943,399
Anixter International Inc.*	10,500	357,315
CommScope, Inc.*	25,800	553,410
Dycom Industries, Inc.*	17,800	498,400

		2,972,840

Computers - Main and Mini - 0.28%
Silicon Graphics, Inc.*	137,100	301,620

Computers - Peripherals - 3.04%
Actel Corporation*	18,000	333,090
Electronics for Imaging, Inc.*	24,900	701,309
Gerber Scientific, Inc.*	400	2,824
Inet Technologies, Inc.*	36,700	460,035
Keane, Inc.*	17,400	238,206
MRO Software, Inc.*	18,000	245,790
Mentor Graphics Corporation*	37,600	581,484
NMS Communications Corporation*	66,600	495,171
SimpleTech, Inc.*	50,400	171,612

		3,229,521

Construction Materials - 2.63%
Insituform Technologies, Inc., Class A*	23,400	381,537
Jacuzzi Brands, Inc.*	36,000	290,520
Martin Marietta Materials, Inc.	21,100	935,363
Trex Company, Inc.*	12,800	483,200
Walter Industries, Inc.	51,800	705,516

		2,796,136

Containers - 0.93%
Anchor Glass Container Corporation	29,600	398,860
Packaging Corporation of America	24,600	587,940

		986,800

Cosmetics and Toiletries - 0.52%
Playtex Products, Inc.*	70,400	550,528

Defense - 0.91%
Alliant Techsystems Inc.*	8,100	513,054
Teledyne Technologies Incorporated*	22,600	452,452

		965,506

Electrical Equipment - 1.33%
Acuity Brands, Inc.	8,400	226,800
Belden Inc.	15,900	340,737
C&D Technologies, Inc.	2,900	51,707
Federal Signal Corporation	15,500	288,455
Integrated Electrical Services, Inc.*	62,100	499,905

		1,407,604

Electronic Components - 6.02%
ATMI, Inc. *	21,300	581,064
AVX Corporation	15,000	216,750
Avnet, Inc.*	15,400	349,580
Brooks Automation, Inc.*	34,700	699,032
ChipPac, Inc., Class A*	17,600	111,320
Cypress Semiconductor Corporation*	48,500	688,215
Hutchinson Technology Incorporated*	12,200	300,120
IXYS Corporation*	44,500	348,435
KEMET Corporation*	74,600	911,612
MKS Instruments, Inc.*	25,600	584,960
Thomas & Betts Corporation	18,400	501,032
TriQuint Semiconductor, Inc.*	61,500	336,713
Varian Semiconductor Equipment Associates, Inc.*	19,900	767,245

		6,396,078

Electronic Instruments - 4.45%
BEI Technologies, Inc.	7,800	220,545
Benchmark Electronics, Inc.*	6,700	194,970
LeCroy Corporation*	18,000	322,920
Roper Industries, Inc.	12,800	728,320
Technitrol, Inc.*	73,800	1,616,220
Trimble Navigation Limited*	3,200	88,976
Veeco Instruments Inc.*	60,300	1,556,645

		4,728,596

Farm Machinery - 1.37%
AGCO Corporation*	31,100	633,507
Navistar International Corporation*	21,200	821,712

		1,455,219

Finance Companies - 1.91%
American Capital Strategies, Ltd.	22,100	618,910
GATX Corporation	33,200	903,040
MCG Capital Corporation	18,900	290,493
Medallion Financial Corp.	26,500	211,205

		2,023,648

Food and Related - 1.59%
American Italian Pasta Company, Class A	11,900	362,712
Chiquita Brands International, Inc.*	13,900	290,788
Interstate Bakeries Corporation	55,600	603,260
Sensient Technologies Corporation	20,300	436,044

		1,692,804

Forest and Paper Products - 0.74%
Caraustar Industries, Inc.*	33,268	469,245
Rayonier Inc.	7,065	314,039

		783,284

Furniture and Furnishings - 1.04%
La-Z-Boy Incorporated	35,900	645,482
Steelcase Inc.	32,600	456,400

		1,101,882

Health Care - Drugs - 1.92%
Albany Molecular Research, Inc.*	34,900	452,304
InterMune, Inc.*	27,300	421,648
Priority Healthcare Corporation, Class B*	22,700	520,624
Valeant Pharmaceuticals International	32,200	644,000

		2,038,576

Health Care - General - 1.89%
Hanger Orthopedic Group, Inc.*	25,600	300,032
Hooper Holmes, Inc.	94,700	543,578
ICU Medical, Inc.*	10,300	344,638
STERIS Corporation*	1,900	42,864
SurModics, Inc.*	13,700	336,951
VIASYS Healthcare Inc.*	19,900	416,109
WellCare Group, Inc.*	1,300	22,100

		2,006,272

Hospital Supply and Management - 2.14%
Cytyc Corporation*	18,500	469,252
LifePoint Hospitals, Inc.*	16,800	624,876
Province Healthcare Company*	36,000	617,400
RehabCare Group, Inc.*	21,200	564,556

		2,276,084

Hotels and Gaming - 1.96%
Argosy Gaming Company*	26,700	1,003,920
Boyd Gaming Corporation	21,500	571,255
Highland Hospitality Corporation*	18,500	185,925
Penn National Gaming, Inc.*	9,800	325,899

		2,086,999

Household - General Products - 0.50%
Tupperware Corporation	27,300	530,439

Insurance - Life - 0.39%
AmerUs Group Co.	9,900	409,860

Insurance - Property and Casualty - 1.99%
Harleysville Group Inc.	24,300	459,635
Hub International Limited	18,900	360,801
Odyssey Re Holdings Corp.	17,200	412,800
Ohio Casualty Corporation*	27,700	555,939
United National Group, Ltd., Class A*	21,800	328,853

		2,118,028

Leisure Time Industry - 1.76%
Callaway Golf Company	26,900	305,046
Pinnacle Entertainment, Inc.*	35,400	446,394
Six Flags, Inc.*	54,200	393,492
Steiner Leisure Limited*	23,000	504,965
Steinway Musical Instruments, Inc.*	6,400	224,576

		1,874,473

Metal Fabrication - 1.67%
Ladish Co., Inc.	37,175	319,705
RTI International Metals, Inc.*	20,000	319,000
Titanium Metals Corporation*	1,530	141,601
Trinity Industries, Inc.	31,400	998,206

		1,778,512

Mining - 0.94%
Compass Minerals International, Inc.	20,500	397,290
Phelps Dodge Corporation*	7,800	604,578

		1,001,868

Motor Vehicle Parts - 1.17%
American Axle & Manufacturing Holdings, Inc.	8,500	309,060
Apogee Enterprises, Inc.	27,038	282,006
BorgWarner Inc.	11,600	507,732
Tower Automotive, Inc.*	40,300	146,692

		1,245,490

Non-Residential Construction - 0.61%
Comfort Systems USA, Inc.*	35,200	224,928
ElkCorp	14,400	344,736
Granite Construction Incorporated	4,100	74,743

		644,407

Petroleum - Domestic - 1.28%
Cabot Oil & Gas Corporation	18,100	765,630
Spinnaker Exploration Company*	6,700	263,846
Stone Energy Corporation*	7,300	333,464

		1,362,940

Petroleum - International - 0.45%
Vintage Petroleum, Inc.	28,300	480,251

Petroleum - Services - 3.98%
Atwood Oceanics, Inc.*	13,600	567,800
Core Laboratories N.V.*	19,600	450,800
Global Industries, Ltd.*	79,600	454,118
Grey Wolf, Inc.*	100,100	424,424
Hanover Compressor Company*	62,700	746,130
Newpark Resources, Inc.*	65,000	403,000
Veritas DGC Inc.*	22,500	520,875
W-H Energy Services, Inc.*	33,600	658,560

		4,225,707

Publishing - 1.61%
Hollinger International Inc.	7,300	122,567
Journal Register Company*	26,900	538,000
Reader's Digest Association Inc. (The), Class A	65,800	1,052,142

		1,712,709

Railroad - 1.47%
RailAmerica, Inc.*	25,500	372,300
Westinghouse Air Brake Technologies Corporation	65,800	1,187,032

		1,559,332

Real Estate Investment Trust - 0.63%
Heritage Property Investment Trust, Inc.	12,500	338,250
Lexington Corporation Properties Trust	8,200	163,262
Reckson Associates Realty Corp.	6,000	164,760

		666,272

Restaurants - 1.82%
CKE Restaurants, Inc.*	54,100	721,153
California Pizza Kitchen, Inc.*	19,900	383,274
O'Charley's Inc.*	22,600	388,946
Papa John's International, Inc.*	10,500	310,222
Ryans Restaurant Group, Inc.*	8,400	131,292

		1,934,887

Retail - Food Stores - 1.14%
Duane Reade, Inc.*	33,300	543,789
Longs Drug Stores Corporation	28,100	670,747

		1,214,536

Retail - General Merchandise - 1.28%
BJ's Wholesale Club, Inc.*	20,300	507,500
Dillard's, Inc., Class A	8,600	191,780
Wild Oats Markets, Inc.*	47,100	661,284

		1,360,564

Retail - Specialty Stores - 3.91%
American Eagle Outfitters, Inc.*	13,000	375,765
Barnes & Noble, Inc.*	10,900	370,382
CSK Auto Corporation*	17,000	291,380
Charming Shoppes, Inc.*	67,400	601,208
Christopher & Banks Corporation	25,300	448,063
Furniture Brands International, Inc.	13,000	325,650
Genesco Inc.*	4,400	103,972
Hancock Fabrics, Inc.	25,700	327,675
Hollywood Entertainment Corporation*	41,900	559,155
Too, Inc.*	30,400	507,680
Tweeter Home Entertainment Group, Inc.*	44,500	242,747

		4,153,677

Security and Commodity Brokers - 0.53%
Fidelity National Financial, Inc.	8,525	318,323
Investment Technology Group, Inc.*	10,700	136,853
SWS Group, Inc.	7,100	108,630

		563,806

Steel - 2.10%
Allegheny Technologies Incorporated	58,300	1,052,315
NS Group, Inc.*	28,100	461,964
United States Steel Corporation	20,400	716,448

		2,230,727

Timesharing and Software - 0.95%
CIBER, Inc.*	51,300	421,686
EarthLink, Inc.*	48,900	506,604
Pegasystems Inc.*	9,800	85,211

		1,013,501

Tires and Rubber Products - 0.46%
Cooper Tire & Rubber Company	21,200	487,600

Trucking and Shipping - 1.05%
Kirby Corporation*	10,000	389,000
OMI Corporation	60,700	722,330

		1,111,330

Utilities - Electric - 0.38%
Hawaiian Electric Industries, Inc.	5,800	151,380
Westar Energy, Inc.	12,400	246,884

		398,264

Utilities - Gas and Pipeline - 0.55%
NUI Corporation	21,200	309,520
UGI Corporation	8,400	269,640

		579,160

Utilities - Telephone - 0.32%
American Tower Corporation, Class A*	22,400	340,480

TOTAL COMMON STOCKS - 94.60%		$100,488,020

(Cost: $78,259,172)

TOTAL SHORT-TERM SECURITIES - 5.18%		$5,499,679

(Cost: $5,499,679)

TOTAL INVESTMENT SECURITIES - 99.78%		$105,987,699

(Cost: $83,758,851)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.22%		231,954

NET ASSETS - 100.00%		$106,219,653

Notes to Schedule of Investments

*	No dividends were paid during the preceding 12 months.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities

SMALL CAP VALUE PORTFOLIO
June 30, 2004
(In Thousands, Except for Per Share Amounts)                                                 (Unaudited)

ASSETS
Investment securities - at value (cost - $83,759) (Notes 1 and 3)	$105,988
Cash	2
Receivables:
Investment securities sold	274
Dividends and interest	75
Fund shares sold	40

Total assets	106,379

LIABILITIES
Payable for investment securities purchased	96
Payable to Fund shareholders	47
Accrued accounting and administrative services fees (Note 2)	5
Accrued management fee (Note 2)	2
Accrued shareholder servicing (Note 2)	2
Accrued service fee (Note 2)	1
Other	6

Total liabilities	159

Total net assets	$106,220

NET ASSETS
$0.001 par value capital stock:
Capital stock	$7
Additional paid-in capital	79,617
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss	(278)
Accumulated undistributed net realized gain on investment transactions	4,645
Net unrealized appreciation in value of investments	22,229

Net assets applicable to outstanding units of capital	$106,220

Net asset value, redemption and offering price per share	$16.2269

Capital shares outstanding	6,546
Capital shares authorized	80,000

See Notes to Financial Statements.

Statement of Operations

SMALL CAP VALUE PORTFOLIO
For the Six Months Ended June 30, 2004
(In Thousands)                                                                                                       (Unaudited)

INVESTMENT LOSS
Income (Note 1B):
Dividends (net of foreign withholding taxes of $2)	$327
Interest and amortization	18

Total income	345

Expenses (Note 2):
Investment management fee	424
Service fee	125
Custodian fees	27
Accounting and administrative services fees	25
Audit fees	9
Shareholder servicing	5
Legal fees	3
Other	5

Total expenses	623

Net investment loss	(278)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on investments	7,016
Unrealized depreciation in value of investments during the period	(248)

Net gain on investments	6,768

Net increase in net assets resulting from operations	$6,490

See Notes to Financial Statements.

Statement of Changes in Net Assets

SMALL CAP VALUE PORTFOLIO
(In Thousands)                                                                                                       (Unaudited)

	For the six months ended 6-30-04	For the fiscal year ended 12-31-03

INCREASE IN NET ASSETS
Operations:
Net investment loss	$(278)	$(230)
Realized net gain (loss) on investments	7,016	(2,028)
Unrealized appreciation (depreciation)	(248)	31,297

Net increase in net assets resulting from operations	6,490	29,039

Dividends to shareholders from (Note 1E):(1)
Net investment income	-	-
Realized gains on securities transactions	-	-

	-	-

Capital share transactions(2)	3,830	11,917

Total increase	10,320	40,956
NET ASSETS
Beginning of period	95,900	54,944

End of period	$106,220	$95,900

Undistributed net investment income (loss)	$(278)	$- *

(1)See "Financial Highlights" on page 167.

(2) Shares issued from sale of shares	6,309	1,758
Shares issued from reinvestment of dividend	-	-
Shares redeemed	(339)	(852)

Increase in outstanding capital shares	5,970	906

Value issued from sale of shares	$9,108	$21,139
Value issued from reinvestment of dividend	-	-
Value redeemed	(5,278)	(9,222)

Increase in outstanding capital	$3,830	$11,917

*Not shown due to rounding.

See Notes to Financial Statements.

Financial Highlights

SMALL CAP VALUE PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:                              (Unaudited)

For the six months ended	For the fiscal year ended December 31,
6-30-04	2003	2002	2001	2000	1999

Net asset value, beginning of period	$15.2013	$10.2000	$12.7000	$11.6000	$9.1000	$9.5000

Income (loss) from investment operations:
Net investment income (loss)	(0.0424)	(0.0364)	0.0000	0.0000	0.0000	0.1000
Net realized and unrealized gain (loss) on investments	1.0680	5.0377	(2.5000)	1.8000	2.5000	(0.4000)

Total from investment operations	1.0256	5.0013	(2.5000)	1.8000	2.5000	(0.3000)

Less distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0000)	(0.6000)	(0.0000)	(0.1000)
Capital gains	(0.0000)	(0.0000)	(0.0000)	(0.1000)	(0.0000)	(0.0000)

Total distributions	(0.0000)	(0.0000)	(0.0000)	(0.7000)	(0.0000)	(0.1000)

Net asset value, end of period	$16.2269	$15.2013	$10.2000	$12.7000	$11.6000	$9.1000

Total return	6.75%	49.48%	-19.98%	15.59%	28.00%	-3.07%
Net assets, end of period (in millions)	$106	$96	$55	$41	$23	$13
Ratio of expenses to average net assets including voluntary expense waiver	1.25	%(1)	1.15%	1.10%	1.10%	1.05%	0.90%
Ratio of net investment income (loss) to average net assets including voluntary expense waiver	-0.56	%(1)	-0.34%	-0.43%	-0.16%	0.29%	1.42%
Ratio of expenses to average net assets excluding voluntary expense waiver	NA	1.19%	1.17%	1.22%	1.58%	1.56%
Ratio of net investment income (loss) to average net assets excluding voluntary expense waiver	NA	-0.38%	-0.50%	-0.28%	-0.24%	0.76%
Portfolio turnover rate	21%	51%	39%	23%	122%	102%

(1)Annualized.

See Notes to Financial Statements.

The Investments of Value Portfolio

June 30, 2004 (Unaudited)
COMMON STOCKS	Shares	Value

Air Transportation - 0.54%
Northwest Airlines Corporation*	144,500	$1,606,117

Aircraft - 2.62%
Lockheed Martin Corporation	90,100	4,692,408
Northrop Grumman Corporation	58,200	3,125,340

		7,817,748

Aluminum - 0.83%
Alcan Inc.	59,700	2,471,580

Banks - 12.62%
Bank of America Corporation	142,250	12,037,195
Bank One Corporation	73,400	3,743,400
Citigroup Inc. (A)	213,706	9,937,329
National City Corporation	103,900	3,637,539
U.S. Bancorp	80,494	2,218,415
Wachovia Corporation	48,500	2,158,250
Wells Fargo & Company	68,600	3,925,978

		37,658,106

Beverages - 3.59%
Coca-Cola Company (The)	55,100	2,781,448
Coca-Cola Enterprises Inc.	81,500	2,362,685
Constellation Brands, Inc. (A)	75,900	2,818,167
Diageo plc, ADR	50,100	2,742,975

		10,705,275

Broadcasting - 2.15%
Liberty Media Corporation, Class A*	219,500	1,973,305
Viacom Inc., Class B (A)	124,400	4,443,568

		6,416,873

Business Equipment and Services - 2.15%
Office Depot, Inc.*	192,900	3,454,839
Waste Management, Inc.	96,900	2,969,985

		6,424,824

Capital Equipment - 2.98%
Illinois Tool Works Inc. (A)	52,400	5,024,636
Ingersoll-Rand Company Limited, Class A	56,800	3,880,008

		8,904,644

Chemicals - Petroleum and Inorganic - 1.94%
Dow Chemical Company (The)	68,800	2,800,160
du Pont (E.I.) de Nemours and Company	67,600	3,002,792

		5,802,952

Chemicals - Specialty - 0.49%
Air Products and Chemicals, Inc.	28,100	1,473,845

Communications Equipment - 2.31%
Comverse Technology, Inc.*	168,500	3,344,725
Foundry Networks, Inc.*	251,200	3,538,152

		6,882,877

Computers - Main and Mini - 1.96%
Hewlett-Packard Company	142,800	3,013,080
International Business Machines Corporation	32,300	2,847,245

		5,860,325

Computers - Peripherals - 2.73%
Amdocs Limited*	123,900	2,902,977
Check Point Software Technologies Ltd.*	92,100	2,480,253
Oracle Corporation*	230,600	2,763,741

		8,146,971

Containers - 0.54%
Pactiv Corporation*	64,300	1,603,642

Electrical Equipment - 0.82%
Emerson Electric Co.	38,400	2,440,320

Electronic Components - 1.46%
Motorola, Inc.	111,400	2,033,050
Texas Instruments Incorporated	96,700	2,338,206

		4,371,256

Finance Companies - 5.89%
Countrywide Financial Corporation (A)	58,300	4,095,575
Fannie Mae	84,100	6,001,376
Freddie Mac	118,000	7,469,400

		17,566,351

Food and Related - 1.01%
Unilever N.V., NY Shares	44,000	3,014,440

Forest and Paper Products - 0.73%
International Paper Company	48,500	2,167,950

Furniture and Furnishings - 1.64%
Masco Corporation	156,900	4,892,142

Health Care - Drugs - 3.60%
Abbott Laboratories	68,000	2,771,680
Merck & Co., Inc.	62,000	2,945,000
Pfizer Inc.	37,800	1,295,784
Shire Pharmaceuticals Group plc, ADR*	140,100	3,744,172

		10,756,636

Hospital Supply and Management - 2.40%
PacifiCare Health Systems, Inc.*	185,300	7,163,698

Insurance - Property and Casualty - 4.22%
Allstate Corporation (The)	48,200	2,243,710
American International Group, Inc. (A)	48,150	3,432,132
Assurant, Inc.	171,600	4,526,808
St. Paul Companies, Inc. (The)*	59,101	2,395,954

		12,598,604

Leisure Time Industry - 2.50%
Brunswick Corporation	72,100	2,941,680
Cendant Corporation	184,400	4,514,112

		7,455,792

Motion Pictures - 2.84%
News Corporation Limited (The), ADR	137,600	4,524,288
Time Warner Inc.*	224,000	3,937,920

		8,462,208

Multiple Industry - 1.17%
General Electric Company	107,900	3,495,960

Petroleum - International - 8.67%
ChevronTexaco Corporation	47,900	4,507,869
ConocoPhillips	36,900	2,815,101
Devon Energy Corporation	60,800	4,012,800
Exxon Mobil Corporation	327,304	14,535,570

		25,871,340

Petroleum - Services - 0.50%
Baker Hughes Incorporated	40,000	1,506,000

Publishing - 0.68%
Gannett Co., Inc.	23,800	2,019,430

Restaurants - 1.10%
CKE Restaurants, Inc.*	245,700	3,275,181

Retail - General Merchandise - 1.74%
Costco Wholesale Corporation (A)	51,500	2,119,740
Dollar General Corporation	157,500	3,080,700

		5,200,440

Retail - Specialty Stores - 1.03%
Abercrombie & Fitch Co., Class A (A)	79,200	3,069,000

Security and Commodity Brokers - 7.38%
American Express Company	42,900	2,204,202
Goldman Sachs Group, Inc. (The)	30,000	2,824,800
Merrill Lynch & Co., Inc.	58,500	3,157,830
Morgan (J.P.) Chase & Co.	140,400	5,443,308
Morgan Stanley	43,210	2,280,192
Prudential Financial, Inc.	131,800	6,124,746

		22,035,078

Tobacco - 1.78%
Altria Group, Inc.	106,100	5,310,305

Utilities - Electric - 4.26%
Dominion Resources, Inc.	62,400	3,936,192
Entergy Corporation	62,300	3,489,423
PPL Corporation	67,000	3,075,300
Pepco Holdings, Inc.	121,700	2,224,676

		12,725,591

Utilities - Gas and Pipeline - 0.92%
Kinder Morgan, Inc.	46,100	2,733,269

Utilities - Telephone - 5.49%
CenturyTel, Inc.	100,900	3,031,036
SBC Communications Inc.	85,900	2,083,075
Sprint Corporation	240,800	4,238,080
Verizon Communications Inc.	126,000	4,559,940
Vodafone Group Plc, ADR	112,000	2,475,200

		16,387,331

TOTAL COMMON STOCKS - 99.28%		$296,294,101

(Cost: $259,279,288)

TOTAL SHORT-TERM SECURITIES - 1.08%		$3,238,028

(Cost: $3,238,028)

TOTAL INVESTMENT SECURITIES - 100.36%		$299,532,129

(Cost: $262,517,316)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.36%)		(1,088,052)

NET ASSETS - 100.00%		$298,444,077

Notes to Schedule of Investments

*	No dividends were paid during the preceding 12 months.
(A)	Securities serve as cover for the following written call options outstanding at June 30, 2004. (See Note 5 to financial statements):
	Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

	American International Group, Inc.	197	July/75	$30,935	$2,955
	Constellation Brands, Inc.	380	July/35	24,700	87,400
	Costco Wholesale Corporation	257	July/39	13,364	59,521
	Countrywide Financial Corporation	583	July/69	54,219	148,665
	Illinois Tool Works Inc.	157	July/95	26,218	31,400

				$149,436	$329,941

	In addition to the above written call options, the following written put options were outstanding as of June 30, 2004. (See Note 5 to financial statements):
	Underlying Security	Contracts Subject to Put	Expiration Month/ Exercise Price	Premium Received	Market Value

	Abercrombie & Fitch Co., Class A	391	August/32.5	$20,832	$ 9,775
	SLM Corporation	206	July/35	8,034	515
	Viacom Inc., Class B	376	July/35	18,987	13,160

				$47,853	$23,450

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities

VALUE PORTFOLIO
June 30, 2004
(In Thousands, Except for Per Share Amounts)                                                 (Unaudited)

ASSETS
Investments securities - at value (cost - $262,517) (Notes 1 and 3)	$299,532
Receivables:
Investment securities sold	3,203
Fund shares sold	358
Dividends and interest	281
Prepaid and other assets	1

Total assets	303,375

LIABILITIES
Payable for investment securities purchased	4,459
Outstanding written options - at value (Note 5)	353
Payable to Fund shareholders	87
Accrued accounting and administrative services fees (Note 2)	8
Accrued management fee (Note 2)	6
Accrued shareholder servicing (Note 2)	3
Accrued service fee (Note 2)	2
Due to custodian	1
Other	12

Total liabilities	4,931

Total net assets	$298,444

NET ASSETS
$0.001 par value capital stock:
Capital stock	$52
Additional paid-in capital	275,407
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	1,168
Accumulated undistributed net realized loss on investment transactions	(15,042)
Net unrealized appreciation in value of securities	37,015
Net unrealized depreciation in value of written options	(156)

Net assets applicable to outstanding units of capital	$298,444

Net asset value, redemption and offering price per share	$5.7434

Capital shares outstanding	51,963
Capital shares authorized	110,000

See Notes to Financial Statements.

Statement of Operations

VALUE PORTFOLIO
For the Six Months Ended June 30, 2004
(In Thousands)                                                                                                       (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Dividends	$2,613
Interest and amortization	29

Total income	2,642

Expenses (Note 2):
Investment management fee	993
Service fee	355
Accounting and administrative services fees	46
Audit fees	13
Legal fees	9
Custodian fees	8
Shareholder servicing	7
Other	43

Total expenses	1,474

Net investment income	1,168

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	14,763
Realized net gain on written options	336

Realized net gain on investments	15,099

Unrealized depreciation in value of securities during the period	(2,676)
Unrealized depreciation in value of written options during the period	(216)

Unrealized depreciation in value of investments during the period	(2,892)

Net gain on investments	12,207

Net increase in net assets resulting from operations	$13,375

See Notes to Financial Statements.

Statement of Changes in Net Assets

VALUE PORTFOLIO
(In Thousands)                                                                                                       (Unaudited)

	For the six months ended 6-30-04	For the fiscal year ended 12-31-03

INCREASE IN NET ASSETS
Operations:
Net investment income	$1,168	$1,364
Realized net gain on investments	15,099	6,333
Unrealized appreciation (depreciation)	(2,892)	26,345

Net increase in net assets resulting from operations	13,375	34,042

Dividends to shareholders from net investment income (Note 1E)(1)	-	(1,364)

Capital share transactions(2)	15,724	161,884

Total increase	29,099	194,562
NET ASSETS
Beginning of period	269,345	74,783

End of period	$298,444	$269,345

Undistributed net investment income	$1,168	$- *

(1)See "Financial Highlights" on page 176.

(2)Shares issued from sale of shares	4,531	9,032
Shares issued in connection with merger of Advantus Value Stock Portfolio	-	24,795
Shares issued from reinvestment of dividend	-	249
Shares redeemed	(1,727)	(1,907)

Increase in outstanding capital shares	2,804	32,169

Value issued from sale of shares	$25,426	$44,459
Value issued in connection with merger of Advantus Value Stock Portfolio	-	125,256
Value issued from reinvestment of dividend	-	1,364
Value redeemed	(9,702)	(9,195)

Increase in outstanding capital	$15,724	$161,884

*Not shown due to rounding.

See Notes to Financial Statements.

Financial Highlights

VALUE PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:                 (Unaudited)

	For the six months ended		For the fiscal year ended December 31,		For the period from 5-1-01(1) through
	6-30-04		2003	2002	12-31-01

Net asset value, beginning of period	$5.4790		$4.4016	$5.0815	$5.0000

Income (loss) from investment operations:
Net investment income	0.0225		0.0279	0.0348	0.0198
Net realized and unrealized gain (loss) on investments	0.2419		1.0774	(0.6799)	0.0815

Total from investment operations	0.2644		1.1053	(0.6451)	0.1013

Less distributions from net investment income	(0.0000)		(0.0279)	(0.0348)	(0.0198)

Net asset value, end of period	$5.7434		$5.4790	$4.4016	$5.0815

Total return	4.83%		25.11%	-12.70%	2.03%
Net assets, end of period (in millions)	$298		$269	$75	$44
Ratio of expenses to average net assets including voluntary expense waiver	1.04	%(2)	1.02%	1.04%	0.84	%(2)
Ratio of net investment income to average net assets including voluntary expense waiver	0.83	%(2)	1.06%	0.92%	1.39	%(2)
Ratio of expenses to average net assets excluding voluntary expense waiver	-	(3)	- (3)	- (3)	1.07	%(2)
Ratio of net investment income to average net assets excluding voluntary expense waiver	-	(3)	- (3)	- (3)	1.16	%(2)
Portfolio turnover rate	44%		97%	96%	11%
(1)	Commencement of operations.
(2)	Annualized.
(3)	Because the Portfolio's net assets exceeded $25 million for the entire period, there was no waiver of expenses. Therefore, no ratio is provided.

See Notes to Financial Statements.

Notes to Financial Statements

      June 30, 2004                                                                                           (Unaudited)

NOTE 1 - Significant Accounting Policies

W&R Target Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Capital stock is divided into the eighteen classes that are designated the Asset Strategy Portfolio, the Balanced Portfolio, the Bond Portfolio, the Core Equity Portfolio, the Dividend Income Portfolio, the Growth Portfolio, the High Income Portfolio, the International Portfolio, the International II Portfolio, the Limited-Term Bond Portfolio, the Micro Cap Growth Portfolio, the Money Market Portfolio, the Mortgage Securities Portfolio, the Real Estate Securities Portfolio, the Science and Technology Portfolio, the Small Cap Growth Portfolio, the Small Cap Value Portfolio and the Value Portfolio. The assets belonging to each Portfolio are held separately by the Custodian. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation - Each stock and convertible bond is valued at the latest sale price thereof on each business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Gold bullion is valued at the last settlement price for current delivery as calculated by the Commodity Exchange, Inc. as of the close of that exchange. Restricted securities and securities for which quotations are not readily available or are deemed not to be reliable because of significant events or circumstances identified between the closing of their principal markets and the closing of the New York Stock Exchange are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Fund's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market value.

B. Security transactions and related investment income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Premium and discount on the purchase of bonds are amortized for both financial and tax reporting purposes. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 - Investment Securities Transactions.

C. Foreign currency translations - All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D. Federal income taxes - It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Accordingly, provision has not been made for Federal income taxes. See Note 4 - Federal Income Tax Matters.

E. Dividends and distributions - Dividends and distributions to shareholders are recorded by each Portfolio on the record date. Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

F. Repurchase agreements - Repurchase agreements are collateralized by the value of the resold securities which, during the entire period of the agreement, remains at least equal to the value of the loan, including accrued interest thereon. The collateral for the repurchase agreement is held by the Fund's custodian bank.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 - Investment Management And Payments To Affiliated Persons

Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of Waddell & Reed, Inc. ("W&R"), serves as the Fund's investment manager. The Fund pays a fee for investment management services. The fee is computed and paid daily based on the net asset value at the close of business. The fee is payable by each Portfolio at the following annual rates:

Portfolio	Net Asset Breakpoints	Annual Rate

Asset Strategy Portfolio	Up to $1 Billion	0.700%
	Over $1 Billion up to $2 Billion	0.650%
	Over $2 Billion up to $3 Billion	0.600%
	Over $3 Billion	0.550%

Balanced Portfolio	Up to $1 Billion	0.700%
	Over $1 Billion up to $2 Billion	0.650%
	Over $2 Billion up to $3 Billion	0.600%
	Over $3 Billion	0.550%

Bond Portfolio	Up to $500 Million	0.525%
	Over $500 Million up to $1 Billion	0.500%
	Over $1 Billion up to $1.5 Billion	0.450%
	Over $1.5 Billion	0.400%

Core Equity Portfolio	Up to $1 Billion	0.700%
	Over $1 Billion up to $2 Billion	0.650%
	Over $2 Billion up to $3 Billion	0.600%
	Over $3 Billion	0.550%

Dividend Income Portfolio	Up to $1 Billion	0.700%
	Over $1 Billion up to $2 Billion	0.650%
	Over $2 Billion up to $3 Billion	0.600%
	Over $3 Billion	0.550%
Growth Portfolio	Up to $1 Billion	0.700%
	Over $1 Billion up to $2 Billion	0.650%
	Over $2 Billion up to $3 Billion	0.600%
	Over $3 Billion	0.550%

High Income Portfolio	Up to $500 Million	0.625%
	Over $500 Million up to $1 Billion	0.600%
	Over $1 Billion up to $1.5 Billion	0.550%
	Over $1.5 Billion	0.500%

International Portfolio	Up to $1 Billion	0.850%
	Over $1 Billion up to $2 Billion	0.830%
	Over $2 Billion up to $3 Billion	0.800%
	Over $3 Billion	0.760%

International II Portfolio	Up to $1 Billion	0.850%
	Over $1 Billion up to $2 Billion	0.830%
	Over $2 Billion up to $3 Billion	0.800%
	Over $3 Billion	0.760%

Limited-Term Bond Portfolio	Up to $500 Million	0.500%
	Over $500 Million up to $1 Billion	0.450%
	Over $1 Billion up to $1.5 Billion	0.400%
	Over $1.5 Billion	0.350%

Micro Cap Growth Portfolio	Up to $1 Billion	0.950%
	Over $1 Billion up to $2 Billion	0.930%
	Over $2 Billion up to $3 Billion	0.900%
	Over $3 Billion	0.860%

Money Market Portfolio	All Net Assets	0.400%

Mortgage Securities Portfolio	Up to $500 Million	0.500%
	Over $500 Million up to $1 Billion	0.450%
	Over $1 Billion up to $1.5 Billion	0.400%
	Over $1.5 Billion	0.350%

Real Estate Securities Portfolio	Up to $1 Billion	0.900%
	Over $1 Billion up to $2 Billion	0.870%
	Over $2 Billion up to $3 Billion	0.840%
	Over $3 Billion	0.800%

Science and Technology Portfolio	Up to $1 Billion	0.850%
	Over $1 Billion up to $2 Billion	0.830%
	Over $2 Billion up to $3 Billion	0.800%
	Over $3 Billion	0.760%

Small Cap Growth Portfolio	Up to $1 Billion	0.850%
	Over $1 Billion up to $2 Billion	0.830%
	Over $2 Billion up to $3 Billion	0.800%
	Over $3 Billion	0.760%

Small Cap Value Portfolio	Up to $1 Billion	0.850%
	Over $1 Billion up to $2 Billion	0.830%
	Over $2 Billion up to $3 Billion	0.800%
	Over $3 Billion	0.760%

Value Portfolio	Up to $1 Billion	0.700%
	Over $1 Billion up to $2 Billion	0.650%
	Over $2 Billion up to $3 Billion	0.600%
	Over $3 Billion	0.550%

WRIMCO has agreed to waive a Portfolio's management fee on any day that the Portfolio's net assets are less than $25 million, subject to its right to change or modify this waiver. During the period ended June 30, 2004, WRIMCO voluntarily waived its fee as shown in the following table:

Dividend Income Portfolio	$1,906
Mortgage Securities Portfolio	6,181
Real Estate Securities Portfolio	3,776

Advantus Capital Management, Inc. serves as sub-advisor to Mortgage Securities Portfolio and Real Estate Securities Portfolio pursuant to an agreement with WRIMCO and receives a fee that is equal to, on an annual basis, 0.30% and 0.55% of the respective Portfolio's average net assets.

State Street Research & Management Company serves as sub-advisor to Small Cap Value Portfolio pursuant to an agreement with WRIMCO and receives a fee that is equal to, on an annual basis, 0.50% of the Portfolio's average net assets.

Templeton Investment Counsel, LLC serves as sub-advisor to International II Portfolio pursuant to an agreement with WRIMCO and receives a fee that is shown in the following table.

Net Asset Breakpoints	Annual Rate

On the first $100 Million	0.50%
On the next $100 Million	0.35%
On the next $250 Million	0.30%
On all assets exceeding $450 Million	0.25%

Wall Street Associates serves as sub-advisor to Micro Cap Growth Portfolio pursuant to an agreement with WRIMCO and receives a fee that is equal to, on an annual basis, 0.50% of the Portfolio's average net assets.

The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WRSCO"), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of each Portfolio. For these services, each Portfolio pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

Accounting Services Fee

Average Net Asset Level (in millions)			Annual Fee Rate for Each Level

From	$0 to	$10	$0
From	$10 to	$25	$11,500
From	$25 to	$50	$23,100
From	$50 to	$100	$35,500
From	$100 to	$200	$48,400
From	$200 to	$350	$63,200
From	$350 to	$550	$82,500
From	$550 to	$750	$96,300
From	$750 to	$1,000	$121,600
	$1,000 and Over		$148,500

Each Portfolio also pays monthly a fee at the annual rate of 0.01% or one basis point for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion.

The Fund has adopted a Service Plan pursuant to Rule 12b-1 of the 1940 Act. Under the Plan, each Portfolio may pay a fee to W&R in an amount not to exceed 0.25% of the Portfolio's average annual net assets. The fee is to be paid to compensate W&R for amounts it expends in connection with the provision of personal services to Policyowners and/or maintenance of Policyowner accounts.

The Fund paid Directors' fees of $108,656, which are included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

The Fund has a Transfer Agency Agreement with WRSCO. For shareholder services provided under the agreement, the Fund reimburses WRSCO for certain out-of-pocket costs.

NOTE 3 - Investment Securities Transactions

Investment securities transactions for the six months ended June 30, 2004 are summarized as follows:

	Asset Strategy Portfolio	Balanced Portfolio	Bond Portfolio

Purchases of investment securities, excluding short-term and U.S. Government obligations	$170,784,446	$118,918,737	$33,863,356
Purchases of U.S. Government obligations	8,246,527	6,180	31,748,300
Purchases of short-term securities	527,259,701	551,982,111	327,337,255
Purchases of options	1,265,467	-	-
Purchases of bullion	2,535,987	-	-
Proceeds from maturities and sales of investment securities, excluding short-term and U.S. Government obligations	141,507,314	112,625,086	36,311,633
Proceeds from maturities and sales of U.S. Government obligations	9,177,958	6,355,045	42,208,443
Proceeds from maturities and sales of short-term securities	531,801,080	574,647,876	326,605,101
Proceeds from bullion	8,696,150	-	-
Proceeds from options	1,977,602	-	-

	Core Equity Portfolio	Dividend Income Portfolio	Growth Portfolio

Purchases of investment securities, excluding short-term and U.S. Government obligations	$206,409,459	$2,712,136	$479,044,309
Purchases of U.S. Government obligations	-	-	-
Purchases of short-term securities	579,938,202	17,983,000	554,680,441
Proceeds from maturities and sales of investment securities, excluding short-term and U.S. Government obligations	197,766,910	22,334	487,159,992
Proceeds from maturities and sales of U.S. Government obligations	-	-	-
Proceeds from maturities and sales of short-term securities	609,082,773	17,338,000	590,966,006

	High Income Portfolio	International Portfolio	International II Portfolio

Purchases of investment securities, excluding short-term and U.S. Government obligations	$79,458,463	$74,914,897	$44,890,010
Purchases of U.S. Government obligations	-	-	-
Purchases of short-term securities	373,130,462	279,011,134	399,389,057
Proceeds from maturities and sales of investment securities, excluding short-term and U.S. Government obligations	71,254,578	78,295,564	45,793,961
Proceeds from maturities and sales of U.S. Government obligations	-	-	-
Proceeds from maturities and sales of short-term securities	375,284,215	274,354,000	396,159,612

	Limited- Term Bond Portfolio	Micro Cap Growth Portfolio	Mortgage Securities Portfolio

Purchases of investment securities, excluding short-term and U.S. Government obligations	$3,847,725	$14,432,744	$562,333
Purchases of U.S. Government obligations	8,951,333	-	17,134,833
Purchases of short-term securities	141,449,618	97,257,946	150,274,000
Proceeds from maturities and sales of investment securities, excluding short-term and U.S. Government obligations	4,011,637	14,496,743	-
Proceeds from maturities and sales of U.S. Government obligations	5,908,460	-	2,855,793
Proceeds from maturities and sales of short-term securities	144,277,912	97,160,000	148,466,000

	Real Estate Securities Portfolio	Science and Technology Portfolio	Small Cap Growth Portfolio

Purchases of investment securities, excluding short-term and U.S. Government obligations	$7,267,236	$163,830,142	$291,231,665
Purchases of U.S. Government obligations	-	-	-
Purchases of short-term securities	20,006,000	482,325,412	704,136,534
Proceeds from maturities and sales of investment securities, excluding short-term and U.S. Government obligations	2,413,486	155,389,831	311,530,297
Proceeds from maturities and sales of U.S. Government obligations	-	-	-
Proceeds from maturities and sales of short-term securities	19,841,000	488,378,835	683,748,073
Proceeds from options	-	34,724	-

	Small Cap Value Portfolio	Value Portfolio

Purchases of investment securities, excluding short-term and U.S. Government obligations	$21,441,448	$142,433,376
Purchases of U.S. Government obligations	-	-
Purchases of short-term securities	181,203,380	212,935,230
Purchases of options	-	17,000
Proceeds from maturities and sales of investment securities, excluding short-term and U.S. Government obligations	20,064,366	121,670,956
Proceeds from maturities and sales of U.S. Government obligations	-	-
Proceeds from maturities and sales of short-term securities	179,712,731	216,775,244
Proceeds from options	-	-

For Federal income tax purposes, cost of investments owned at June 30, 2004 and the related unrealized appreciation (depreciation) were as follows:

	Cost	Appreciation	Depreciation	Aggregate Appreciation (Depreciation)

Asset Strategy Portfolio	$229,013,171	$13,792,658	$2,004,549	$11,788,109
Balanced Portfolio	523,092,236	83,393,189	4,587,132	78,806,057
Bond Portfolio	213,971,360	4,894,738	3,559,405	1,335,333
Core Equity Portfolio	569,258,361	156,826,011	10,874,921	145,951,090
Dividend Income Portfolio	3,333,839	76,654	21,102	55,552
Growth Portfolio	988,823,611	283,916,764	16,127,202	267,789,562
High Income Portfolio	162,347,794	6,742,165	3,665,172	3,076,993
International Portfolio	148,218,346	27,763,471	2,858,011	24,905,460
International II Portfolio	283,812,702	65,285,860	9,082,280	56,203,580
Limited-Term Bond Portfolio	72,111,766	461,774	530,311	(68,537)
Micro Cap Growth Portfolio	38,707,965	6,300,713	5,279,496	1,021,217
Money Market Portfolio	59,022,996	-	-	-
Mortgage Securities Portfolio	16,647,463	133,186	1,011	132,175
Real Estate Securities Portfolio	5,022,561	190,024	7,975	182,049
Science and Technology Portfolio	249,544,358	46,684,203	7,458,579	39,225,624
Small Cap Growth Portfolio	485,709,920	109,055,016	17,249,239	91,805,777
Small Cap Value Portfolio	84,546,429	23,756,407	2,315,137	21,441,270
Value Portfolio	262,873,681	37,513,767	855,319	36,658,448

NOTE 4 - Federal Income Tax Matters

For Federal income tax purposes, the Portfolios' distributed and undistributed earnings and profit for the fiscal year ended December 31, 2003 and the related Capital Loss Carryover and Post-October activity were as follows:

	Asset Strategy Portfolio	Balanced Portfolio	Bond Portfolio

Net ordinary income	$2,485,448	$3,994,767	$10,756,057
Distributed ordinary income	2,486,426	3,991,584	10,752,627
Undistributed ordinary income	-	5,073	26,097

Realized long-term capital gains	456,232	-	46,076
Distributed long-term capital gains	456,232	-	-
Undistributed long-term capital gains	-	-	46,076

Capital loss carryover	-	-	-

Post-October losses deferred	-	-	172,619

	Core Equity Portfolio	Dividend Income Portfolio	Growth Portfolio

Net ordinary income	$5,154,546	$-	$-
Distributed ordinary income	5,145,730	-	12,806
Undistributed ordinary income	19,955	-	-

Realized long-term capital gains	-	-	-
Distributed long-term capital gains	-	-	-
Undistributed long-term capital gains	-	-	-

Capital loss carryover	6,217,841	-	5,483,923

Post-October losses deferred	-	-	140,591

	High Income Portfolio	International Portfolio	International II Portfolio

Net ordinary income	$11,587,568	$2,624,915	$5,360,174
Distributed ordinary income	11,585,514	2,371,516	4,901,809
Undistributed ordinary income	33,333	255,985	458,365

Realized long-term capital gains	-	-	-
Distributed long-term capital gains	-	-	-
Undistributed long-term capital gains	-	-	-

Capital loss carryover	-	10,822,424	-

Post-October losses deferred	-	17,670	-

	Limited-Term Bond Portfolio	Micro Cap Growth Portfolio	Money Market Portfolio

Net ordinary income	$2,033,896	$-	$475,539
Distributed ordinary income	2,031,773	-	474,024
Undistributed ordinary income	2,241	-	2,424

Realized long-term capital gains	-	-	-
Distributed long-term capital gains	-	-	-
Undistributed long-term capital gains	-	-	-

Capital loss carryover	-	-	-

Post-October losses deferred	2,477	-	-

	Science and Technology Portfolio	Small Cap Growth Portfolio	Small Cap Value Portfolio

Net ordinary income	$-	$-	$-
Distributed ordinary income	-	-	-
Undistributed ordinary income	-	-	-

Realized long-term capital gains	-	-	-
Distributed long-term capital gains	-	-	-
Undistributed long-term capital gains	-	-	-

Capital loss carryover	9,199,437	32,025,096	1,504,789

Post-October losses deferred	7,521,079	-	-

Value Portfolio

Net ordinary income	$1,364,887
Distributed ordinary income	1,363,524
Undistributed ordinary income	1,363

Realized long-term capital gains	-
Distributed long-term capital gains	-
Undistributed long-term capital gains	-

Capital loss carryover	-

Post-October losses deferred	-

Internal Revenue Code regulations permit each Portfolio to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-October losses").

Capital Loss Carryovers are available to offset future realized capital gain net income for Federal income tax purposes. The following shows the totals by year in which the capital loss carryovers will expire if not utilized.

	Asset Strategy Portfolio	Balanced Portfolio	Bond Portfolio	Core Equity Portfolio

December 31, 2008	$-	$76,760,292	$-	$1,373,231
December 31, 2009	-	20,192,432	-	77,606,874
December 31, 2010	-	9,348,474	-	120,325,174
December 31, 2011	-	-	-	6,217,841

Total carryover	$-	$106,301,198	$-	$205,523,120

	Growth Portfolio	High Income Portfolio	International Portfolio	International II Portfolio

December 31, 2007	$-	$3,216,395	$-	$-
December 31, 2008	143,704,174	13,383,162	-	-
December 31, 2009	110,353,483	9,637,801	36,579,000	-
December 31, 2010	88,955,941	13,911,720	33,377,007	19,454,922
December 31, 2011	5,483,923	-	10,822,424	-

Total carryover	$348,497,521	$40,149,078	$80,778,431	$19,454,922

	Limited- Term Bond Portfolio	Micro Cap Growth Portfolio	Science and Technology Portfolio	Small Cap Growth Portfolio

December 31, 2008	$-	$-	$-	$34,599,353
December 31, 2009	-	9,374,659	35,158,646	71,224,305
December 31, 2010	247,279	8,788,671	28,805,115	27,123,469
December 31, 2011	-	-	9,199,437	32,025,096

Total carryover	$247,279	$18,163,330	$73,163,198	$164,972,223

	Small Cap Value Portfolio	Value Portfolio

December 31, 2007	$-	$2,139,785
December 31, 2008	-	12,882,500
December 31, 2009	-	11,832,717
December 31, 2010	-	2,456,724
December 31, 2011	1,504,789	-

Total carryover	$1,504,789	$29,311,726

Advantus Asset Allocation Portfolio was merged into Target Balanced Portfolio as of September 22, 2003 (see Note 7). At the time of the merger, Target Balanced Portfolio had capital loss carryovers available to offset future gains of the Advantus Asset Allocation Portfolio. These carryovers are limited to $14,963,303 for the period ending December 31, 2004 and $9,092,466 for each period ending from December 31, 2005 through 2010 plus any unused limitations from prior years.

Advantus Core Equity Portfolio was merged into Target Core Equity Portfolio as of September 22, 2003 (see Note 7). At the time of the merger, Advantus Core Equity Portfolio had capital loss carryovers available to offset future gains of the Target Core Equity Portfolio. These carryovers are limited to $1,261,092 for the period ending December 31, 2004 and $987,765 for each period ending from December 31, 2005 through 2010 plus any unused limitations from prior years.

Advantus Growth Portfolio and Advantus Capital Appreciation Portfolio were merged into Target Growth Portfolio as of September 22, 2003 (see Note 7). At the time of the merger, Advantus Growth Portfolio and Advantus Capital Appreciation Portfolio had capital loss carryovers available to offset future gains of the Target Growth Portfolio. These carryovers are limited to $13,356,003 and $9,890,893, respectively, for the period ending December 31, 2004 and $10,461,247 and $7,747,159, respectively, for each period ending from December 31, 2005 through 2010 plus any unused limitations from prior years and the amount of certain built-in gains realized, if any.

Advantus Small Company Growth Portfolio was merged into Target Small Cap Growth Portfolio as of September 22, 2003 (see Note 7). At the time of the merger, Advantus Small Company Growth Portfolio had capital loss carryovers available to offset future gains of the Target Small Cap Growth Portfolio. These carryovers are limited to $9,764,171 for the period ending December 31, 2004 and $7,647,902 for each period ending from December 31, 2005 through 2010 plus any unused limitations from prior years and the amount of certain built-in gains realized, if any.

Advantus Value Stock Portfolio was merged into Target Value Portfolio as of September 22, 2003 (see Note 7). At the time of the merger, Target Value Portfolio had capital loss carryovers available to offset future gains of the Advantus Value Stock Portfolio. These carryovers are limited to $9,277,588 for the period ending December 31, 2004 and $4,794,719 for each period ending from December 31, 2005 through 2010 plus any unused limitations from prior years and the amount of certain built-in gains realized, if any.

NOTE 5 - Options

Options purchased by a Portfolio are accounted for in the same manner as marketable portfolio securities. The cost of portfolio securities acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put.

When the Portfolio writes (sells) an option, an amount equal to the premium received by the Portfolio is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. The current market value of an option is the last sales price on the principal exchange on which the option is traded or, in the absence of transactions, the mean between the bid and asked prices or at a value supplied by a broker-dealer. When an option expires on its stipulated expiration date or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold) and the liability related to such option is extinguished. When a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has realized a gain or loss. For the Portfolio, when a written put option is exercised, the cost basis of the securities purchased by the Portfolio is reduced by the amount of the premium received.

For Asset Strategy Portfolio, transactions in written call options were as follows:

	Number of Contracts	Premiums Received

Outstanding at December 31, 2003	396	$7,920
Options written	8,241	1,904,080
Options terminated in closing purchase transactions	(8,241)	(1,904,080)
Options exercised	-	-
Options expired	(396)	(7,920)

Outstanding at June 30, 2004	-	$-

For Core Equity Portfolio, transactions in written call options were as follows:

	Number of Contracts	Premiums Received

Outstanding at December 31, 2003	7,058	$651,907
Options written	-	-
Options terminated in closing purchase transactions	(7,058)	(651,907)
Options exercised	-	-
Options expired	-	-

Outstanding at June 30, 2004	-	$-

For Science and Technology Portfolio, transactions in written put options were as follows:

	Number of Contracts	Premiums Received

Outstanding at December 31, 2003	856	$130,806
Options written	-	-
Options terminated in closing purchase transactions	(856)	(130,806)
Options exercised	-	-
Options expired	-	-

Outstanding at June 30, 2004	-	$-

For Value Portfolio, transactions in written call options were as follows:

	Number of Contracts	Premiums Received

Outstanding at December 31, 2003	507	$53,065
Options written	5,259	433,684
Options terminated in closing purchase transactions	(1,718)	(142,083)
Options exercised	(184)	(20,608)
Options expired	(2,290)	(174,622)

Outstanding at June 30, 2004	1,574	$149,436

For Value Portfolio, transactions in written put options were as follows:

	Number of Contracts	Premiums Received

Outstanding at December 31, 2003	2,380	$54,150
Options written	4,383	118,513
Options terminated in closing purchase transactions	-	-
Options exercised	(1,217)	(24,340)
Options expired	(4,573)	(100,470)

Outstanding at June 30, 2004	973	$47,853

NOTE 6 - Futures

No price is paid upon entering into a futures contract. Instead, upon entering into a futures contract, the Portfolio is required to deposit, in a segregated account, an amount of cash or United States Treasury Bills equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent payments ("variation margins") are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying debt security or index. These changes in the variation margins are recorded by the Portfolio as unrealized gains or losses. Upon the closing of the contracts, the cumulative net change in the variation margin is recorded as realized gain or loss. The Portfolio uses futures to attempt to reduce the overall risk of its investments.

NOTE 7 - Portfolio Acquisitions

On September 22, 2003, Target Balanced Portfolio acquired all the net assets of Advantus Asset Allocation Portfolio pursuant to a plan of reorganization approved by shareholders of Advantus Asset Allocation Portfolio on September 19, 2003. The acquisition was accomplished by a tax-free exchange of 57,517,561 shares of Target Balanced Portfolio (valued at $392,054,216) for the 258,367,778 shares of Advantus Asset Allocation Portfolio outstanding on September 19, 2003. Advantus Asset Allocation Portfolio had net assets of $392,407,808, including $37,561,818 of net unrealized appreciation in value of investments and $103,774,514 of accumulated net realized losses on investments, which were combined with those of Target Balanced Portfolio. The aggregate net assets of Target Balanced Portfolio and Advantus Asset Allocation Portfolio immediately before the acquisition were $195,536,912 and $392,407,808, respectively. The aggregate net assets of Target Balanced Portfolio and Advantus Asset Allocation Portfolio immediately following the acquisition were $587,591,128 and $0, respectively.

On September 22, 2003, Target Core Equity Portfolio acquired all the net assets of Advantus Core Equity Portfolio pursuant to a plan of reorganization approved by shareholders of Advantus Core Equity Portfolio on September 19, 2003. The acquisition was accomplished by a tax-free exchange of 2,417,574 shares of Target Core Equity Portfolio (valued at $21,242,761) for the 26,826,539 shares of Advantus Core Equity Portfolio outstanding on September 19, 2003. Advantus Core Equity Portfolio had net assets of $21,242,259, including $1,004,787 of net unrealized appreciation in value of investments and $10,139,942 of accumulated net realized losses on investments, which were combined with those of Target Core Equity Portfolio. The aggregate net assets of Target Core Equity Portfolio and Advantus Core Equity Portfolio immediately before the acquisition were $678,779,935 and $21,242,259, respectively. The aggregate net assets of Target Core Equity Portfolio and Advantus Core Equity Portfolio immediately following the acquisition were $700,022,696 and $0, respectively.

On September 22, 2003, Target Growth Portfolio acquired all the net assets of Advantus Growth Portfolio and Advantus Capital Appreciation Portfolio pursuant to a plan of reorganization approved by shareholders of Advantus Growth Portfolio and Advantus Capital Appreciation Portfolio, respectively, on September 19, 2003. The acquisition was accomplished by a tax-free exchange of 2,909,717 shares of Target Growth Portfolio (valued at $224,988,486) for the 161,046,678 shares of Advantus Growth Portfolio outstanding on September 19, 2003 and 21,543,359 shares of Target Growth Portfolio (valued at $166,616,984) for the 129,307,931 shares of Advantus Capital Appreciation Portfolio outstanding on September 19, 2003. Advantus Growth Portfolio had net assets of $224,973,063, including $34,961,327 of net unrealized appreciation in value of investments and $118,692,017 of accumulated net realized losses on investments, which were combined with those of Target Growth Portfolio. Advantus Capital Appreciation Portfolio had net assets of $166,605,569, including $26,824,914 of net unrealized appreciation in value of investments and $136,239,078 of accumulated net realized losses on investments, which were combined with those of Target Growth Portfolio. The aggregate net assets of Target Growth Portfolio, Advantus Growth Portfolio and Advantus Capital Appreciation Portfolio immediately before the acquisition were $825,896,347, $224,973,063, and $166,605,569, respectively. The aggregate net assets of Target Growth Portfolio, Advantus Growth Portfolio, and Advantus Capital Appreciation Portfolio immediately following the acquisition were $1,217,501,817, $0, and $0, respectively.

On September 22, 2003, Target Small Cap Growth Portfolio acquired all the net assets of Advantus Small Company Growth Portfolio pursuant to a plan of reorganization approved by shareholders of Advantus Small Company Growth Portfolio on September 19, 2003. The acquisition was accomplished by a tax-free exchange of 20,668,160 shares of Target Small Cap Growth Portfolio (valued at $164,418,638) for the 179,091,846 shares of Advantus Small Company Growth Portfolio outstanding on September 19, 2003. Advantus Small Company Growth Portfolio had net assets of $164,471,021, including $19,761,078 of net unrealized appreciation in value of investments and $77,756,351 of accumulated net realized losses on investments, which were combined with those of Target Small Cap Growth Portfolio. The aggregate net assets of Target Small Cap Growth Portfolio and Advantus Small Company Growth Portfolio immediately before the acquisition were $339,286,993 and $164,471,021, respectively. The aggregate net assets of Target Small Cap Growth Portfolio and Advantus Small Company Growth Portfolio immediately following the acquisition were $503,705,631 and $0, respectively.

On September 22, 2003, Target Value Portfolio acquired all the net assets of Advantus Value Stock Portfolio pursuant to a plan of reorganization approved by shareholders of Advantus Value Stock Portfolio on September 19, 2003. The acquisition was accomplished by a tax-free exchange of 24,795,188 shares of Target Value Portfolio (valued at $125,255,616) for the 85,838,665 shares of Advantus Value Stock Portfolio outstanding on September 19, 2003. Advantus Value Stock Portfolio had net assets of $125,260,330, including $15,016,971 of net unrealized appreciation in value of investments and $29,359,944 of accumulated net realized losses on investments, which were combined with those of Target Value Portfolio. The aggregate net assets of Target Value Portfolio and Advantus Value Stock Portfolio immediately before the acquisition were $103,112,243 and $125,260,330, respectively. The aggregate net assets of Target Value Portfolio and Advantus Value Stock Portfolio immediately following the acquisition were $228,367,859 and $0, respectively.

NOTE 8 - Reorganization of Target International II Portfolio, Target Micro Cap Growth Portfolio and Target Small Cap Value Portfolio

On September 19, 2003, the Fund's Board of Directors approved a plan of reorganization, subject to shareholder approval and certain other conditions, whereby Target International II Portfolio, Target Micro Cap Growth Portfolio and Target Small Cap Value Portfolio would acquire the assets and liabilities of Advantus International Stock Portfolio, Advantus Micro-Cap Growth Portfolio and Advantus Small Company Value Portfolio, respectively, in exchange for newly issued shares of the above mentioned Target Portfolios; the reorganizations were effected September 22, 2003.

Proxy Voting Guidelines

A description of the policies and procedures W&R Target Funds, Inc. uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-888-WADDELL or (ii) on the SEC's website at http://www.sec.gov.

ASSET STRATEGY Portfolio
Goal:	To seek high total return over the long term.
Invested In:	An allocation of its assets among stocks, bonds (of any quality) and short-term instruments.
BALANCED Portfolio
Goals:	To seek current income, with a secondary goal of long-term appreciation of capital.
Invested in:	Primarily a mix of stocks, fixed-income securities and cash, depending on market conditions.
BOND Portfolio
Goal:	To seek a reasonable return with emphasis on preservation of capital.
Invested In:	Primarily domestic debt securities, usually of investment grade.
CORE EQUITY Portfolio
Goals:	To seek capital growth and income.
Invested In:	Primarily common stocks of large, high-quality U.S. and foreign companies that are well known, have been consistently profitable and have dominant market positions in their industries.
DIVIDEND INCOME Portfolio
Goal:	To seek income and long-term capital growth.
Invested In:	Primarily dividend-paying common stocks that also demonstrate favorable prospects for long-term capital growth.
GROWTH Portfolio
Goals:	To seek capital growth, with a secondary goal of current income.
Invested In:
Primarily common stocks of U.S. and foreign companies with market capitalization of at least $1 billion representing faster growing sectors of the economy, such as the technology, health care and consumer-oriented sectors.

HIGH INCOME Portfolio
Goals:	To seek a high level of current income, with a secondary goal of capital growth.
Invested In:	Primarily high-yield, high-risk, fixed-income securities of U.S. and foreign issuers.
INTERNATIONAL Portfolio
Goals:	To seek long-term appreciation of capital, with a secondary goal of current income.
Invested in:	Primarily common stocks of foreign companies that may have the potential for long-term growth.
INTERNATIONAL II Portfolio
Goal:	To seek long-term capital growth.
Invested in:	Primarily equity securities of small, mid and large capitalization foreign companies and governmental agencies.
LIMITED-TERM BOND Portfolio
Goal	To seek a high level of current income consistent with preservation of capital.
Invested in:	Primarily investment-grade debt securities of U.S. issuers, including U.S. Government securities. The Portfolio maintains a dollar-weighted average portfolio maturity of 2-5 years.
MICRO CAP GROWTH Portfolio
Goal:	To seek long-term capital appreciation.
Invested In:	Primarily in equity securities of domestic companies whose market capitalizations are within the range of capitalizations of companies included in the Russell 2000 Growth Index.
MONEY MARKET Portfolio
Goal:	To seek maximum current income consistent with stability of principal.
Invested In:	U.S. dollar-denominated, high-quality money market obligations and instruments.
MORTGAGE SECURITIES Portfolio
Goal:	To seek a high level of current income consistent with preservation of capital.
Invested In:	Primarily in mortgage-related securities, typically investment grade securities representing interests in pools of mortgage loans.
REAL ESTATE SECURITIES Portfolio
Goal:	To seek total return through a combination of capital appreciation and current income.
Invested In:	Primarily in real estate securities and real estate-related securities.
SCIENCE AND TECHNOLOGY Portfolio
Goal:	To seek long-term capital growth.
Invested in:
Primarily in the equity securities of U.S. and foreign science and technology companies whose products, processes or services are being or are expected to be significantly benefited by the use or commercial application of scientific or technological developments or discoveries.

SMALL CAP GROWTH Portfolio
Goal:	To seek growth of capital.
Invested in:
Primarily common stocks of relatively new or unseasoned companies in their early stages of development, or smaller companies positioned in new or in emerging industries where the opportunity for rapid growth is above average.

SMALL CAP VALUE Portfolio
Goal:	To seek long-term accumulation of capital.
Invested in:	Primarily various types of equity securities of domestic companies whose market capitalizations are within the range of capitalizations of companies included in the Russell 2000® Value Index.
VALUE Portfolio
Goal:	To seek long-term capital appreciation.
Invested in:	Primarily stocks of large U.S. and foreign companies that are undervalued relative to the true worth of the company.

FOR MORE INFORMATION:
Contact your financial advisor, or your local office as listed on your Account Statement, or contact:

United Investors Life
Variable Products Division
P.O. Box 156
Birmingham, AL 35201-0156
(205)325-4300
                  or
Nationwide Financial, Inc.
P.O. Box 182449
One Nationwide Plaza
Columbus, OH 43218-2449
1-888-867-5175
or	Securian Financial Services, Inc. 400 Robert Street North St. Paul, MN 55101-2098 1-888-237-1838 or Call 1-888-WADDELL

The underlying funds discussed in this report are only available as investment options in variable annuity and variable life insurance contracts issued by life insurance companies. They are not offered or made available directly to the general public.

This report is submitted for the general information of the shareholders of W&R Target Funds, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the W&R Target Funds, Inc. current prospectus as well as the variable product prospectus, both of which can be obtained from your financial advisor. Please read the prospectus carefully before investing.

NUR1016SA (6-04)

ITEM 2. CODE OF ETHICS.

Required in annual report only.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Required in annual report only.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Required in annual report only.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Item 1 Shareholder Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Registrant has no such procedures.

ITEM 10. CONTROLS AND PROCEDURES.

(a)	The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.
(a)(1)	Required in annual report only.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.
(b)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

W&R Target Funds, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date September 10, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date September 10, 2004

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date September 10, 2004